UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Index Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 97.9%
	Aerospace & Defense – 2.5%
24,167	Boeing Company, (2)	$ 3,230,161
11,351	General Dynamics Corporation	1,667,348
29,613	Honeywell International Inc., (2)	3,444,880
3,019	L-3 Communications Holdings, Inc	457,771
10,191	Lockheed Martin Corporation	2,575,572
7,021	Northrop Grumman Corporation	1,520,959
11,602	Raytheon Company	1,618,827
5,089	Rockwell Collins, Inc.	430,631
10,522	Textron Inc	410,358
1,242	TransDigm Group Inc., (2),(3)	347,164
30,186	United Technologies Corporation	3,249,523
	Total Aerospace & Defense	18,953,194
	Air Freight & Logistics – 0.7%
5,690	C.H. Robinson Worldwide, Inc, (2)	396,138
7,067	Expeditors International of Washington, Inc., (2)	349,322
9,947	FedEx Corporation	1,610,419
26,783	United Parcel Service, Inc., Class B, (2)	2,895,242
	Total Air Freight & Logistics	5,251,121
	Airlines – 0.5%
782	Alaska Air Group, Inc.	52,566
23,401	American Airlines Group Inc	830,735
30,211	Delta Air Lines, Inc., (2)	1,170,676
24,760	Southwest Airlines Co., (2)	916,368
13,950	United Continental Holdings Inc, (3)	654,116
	Total Airlines	3,624,461
	Auto Components – 0.3%
8,484	BorgWarner Inc, (2)	281,499
10,769	Delphi Automotive PLC	730,354
10,363	Goodyear Tire & Rubber Company	297,107
25,155	Johnson Controls, Inc	1,155,118
	Total Auto Components	2,464,078
	Automobiles – 0.5%
151,290	Ford Motor Company	1,915,331
54,541	General Motors Company	1,720,223
7,142	Harley-Davidson, Inc, (2)	377,955
	Total Automobiles	4,013,509
NUVEEN      1

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Banks – 5.1%
400,690	Bank of America Corporation	$ 5,805,998
31,443	BB&T Corporation, (2)	1,159,303
114,434	Citigroup Inc	5,013,354
8,058	Citizens Financial Group Inc	179,935
7,141	Comerica Incorporated	323,059
34,253	Fifth Third Bancorp, (2)	650,122
32,229	Huntington BancShares Inc, (2)	306,176
142,427	JPMorgan Chase & Co.	9,111,055
33,744	KeyCorp	394,805
5,767	M&T Bank Corporation, (2)	660,668
12,440	People's United Financial, Inc	188,590
19,571	PNC Financial Services Group, Inc., (2)	1,617,543
53,171	Regions Financial Corporation	487,578
21,831	SunTrust Banks, Inc, (2)	923,233
63,373	U.S. Bancorp, (2)	2,672,439
179,273	Wells Fargo & Company	8,599,726
8,340	Zions Bancorporation, (2)	232,519
	Total Banks	38,326,103
	Beverages – 2.2%
3,900	Brown-Forman Corporation, (2)	382,941
151,208	Coca-Cola Company	6,597,205
6,903	Constellation Brands, Inc., Class A	1,136,441
7,661	Dr. Pepper Snapple Group	754,685
7,172	Molson Coors Brewing Company, Class B	732,692
5,828	Monster Beverage Corporation, (2),(3)	936,152
55,020	PepsiCo, Inc.	5,992,778
	Total Beverages	16,532,894
	Biotechnology – 2.5%
8,742	Alexion Pharmaceuticals Inc., (3)	1,124,221
29,186	Amgen Inc., (2)	5,020,868
8,485	Biogen Inc, (3)	2,460,056
30,333	Celgene Corporation, (3)	3,403,059
52,293	Gilead Sciences, Inc.	4,155,725
3,073	Regeneron Pharmaceuticals, Inc, (2),(3)	1,306,394
9,818	Vertex Pharmaceuticals Inc., (2),(3)	952,346
	Total Biotechnology	18,422,669
	Building Products – 0.1%
3,729	Allegion PLC	269,942
12,958	Masco Corporation	472,708
	Total Building Products	742,650
2      NUVEEN

Shares	Description (1)	Value
	Capital Markets – 1.8%
2,178	Affiliated Managers Group Inc, (3)	$ 319,687
7,153	Ameriprise Financial, Inc.	685,544
41,747	Bank New York Mellon	1,644,832
4,899	BlackRock Inc., (2)	1,794,259
48,046	Charles Schwab Corporation	1,365,467
12,615	E*Trade Group Inc, (2),(3)	316,384
14,489	Franklin Resources, Inc	524,357
15,243	Goldman Sachs Group, Inc.	2,420,741
17,205	Invesco LTD	502,042
4,125	Legg Mason, Inc.	140,827
58,617	Morgan Stanley	1,684,066
8,352	Northern Trust Corporation	564,512
15,522	State Street Corporation	1,021,037
9,630	T. Rowe Price Group Inc., (2)	680,745
	Total Capital Markets	13,664,500
	Chemicals – 2.0%
7,532	Air Products & Chemicals Inc	1,125,431
2,858	Albemarle Corporation, (2)	240,558
9,353	CF Industries Holdings, Inc, (2)	230,832
43,350	Dow Chemical Company, (2)	2,326,595
33,826	E.I. Du Pont de Nemours and Company	2,339,744
5,966	Eastman Chemical Company, (2)	389,162
10,338	Ecolab Inc.	1,223,813
5,363	FMC Corporation	254,957
3,099	International Flavors & Fragrances Inc, (2)	412,942
13,417	LyondellBasell Industries NV, (2)	1,009,763
17,172	Monsanto Company	1,833,455
13,125	Mosaic Company, (2)	354,375
10,351	PPG Industries, Inc.	1,083,853
11,076	Praxair, Inc.	1,290,797
3,043	Sherwin-Williams Company	912,078
	Total Chemicals	15,028,355
	Commercial Services & Supplies – 0.4%
3,399	Cintas Corporation, (2)	364,611
7,433	Pitney Bowes Inc.	143,531
9,234	Republic Services, Inc.	473,335
3,405	Stericycle Inc, (2),(3)	307,369
16,478	Tyco International PLC	750,903
16,083	Waste Management, Inc.	1,063,408
	Total Commercial Services & Supplies	3,103,157
NUVEEN      3

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 1.5%
194,252	Cisco Systems, Inc.	$ 5,930,514
2,669	F5 Networks, Inc., (3)	329,408
4,578	Harris Corporation	396,546
14,194	Juniper Networks Inc, (2)	322,062
6,156	Motorola Solutions Inc	427,103
58,009	QUALCOMM, Inc.	3,630,203
	Total Communications Equipment	11,035,836
	Construction & Engineering – 0.1%
5,391	Fluor Corporation	288,526
4,968	Jacobs Engineering Group, Inc., (3)	265,888
6,535	Quanta Services Incorporated, (3)	167,296
	Total Construction & Engineering	721,710
	Construction Materials – 0.2%
2,499	Martin Marietta Materials, (2)	506,422
5,112	Vulcan Materials Company, (2)	633,786
	Total Construction Materials	1,140,208
	Consumer Finance – 0.7%
31,799	American Express Company	2,049,763
20,465	Capital One Financial Corporation	1,372,792
16,074	Discover Financial Services	913,646
13,898	Navient Corporation	197,352
23,362	Synchrony Financial	651,333
	Total Consumer Finance	5,184,886
	Containers & Packaging – 0.2%
3,670	Avery Dennison Corporation	285,856
5,545	Ball Corporation, (2)	391,865
6,451	Owens-Illinois, Inc, (3)	121,214
7,605	Sealed Air Corporation	358,804
9,850	WestRock Company	422,664
	Total Containers & Packaging	1,580,403
	Distributors – 0.1%
5,803	Genuine Parts Company	593,299
9,149	LKQ Corporation, (2),(3)	314,634
	Total Distributors	907,933
	Diversified Consumer Services – 0.0%
9,157	H & R Block Inc	217,845
	Diversified Financial Services – 2.1%
72,704	Berkshire Hathaway Inc., Class B, (3)	10,489,006
13,419	CMEGroup, Inc.	1,371,959
4,435	Intercontinental Exchange Group, Inc., (2)	1,171,727
4      NUVEEN

Shares	Description (1)	Value
	Diversified Financial Services (continued)
13,797	Leucadia National Corporation	$ 251,933
6,993	Moody's Corporation, (2)	741,328
5,009	NASDAQ Stock Market, Inc.	354,437
10,295	S&P Global, Inc.	1,258,049
	Total Diversified Financial Services	15,638,439
	Diversified Telecommunication Services – 2.8%
238,700	AT&T Inc., (2)	10,333,323
21,154	CenturyLink Inc, (2)	665,082
44,316	Frontier Communications Corporation, (2)	230,443
12,147	Level 3 Communications Inc, (3)	614,638
157,787	Verizon Communications Inc.	8,742,978
	Total Diversified Telecommunication Services	20,586,464
	Electric Utilities – 1.9%
19,056	American Electric Power Company, Inc.	1,320,581
26,527	Duke Energy Corporation	2,270,446
12,643	Edison International, (2)	978,315
6,927	Entergy Corporation	563,789
12,308	Eversource Energy	719,895
34,962	Exelon Corporation	1,303,383
16,439	FirstEnergy Corp	574,050
17,874	NextEra Energy Inc., (2)	2,293,055
4,447	Pinnacle West Capital Corporation	350,735
26,149	PPL Corporation, (2)	986,079
35,423	Southern Company	1,895,130
19,695	Xcel Energy, Inc	866,186
	Total Electric Utilities	14,121,644
	Electrical Equipment – 0.5%
958	Acuity Brands Inc., (2)	251,408
9,141	Ametek Inc	429,901
17,808	Eaton PLC	1,129,205
24,957	Emerson Electric Company, (2)	1,395,096
5,381	Rockwell Automation, Inc., (2)	615,587
	Total Electrical Equipment	3,821,197
	Electronic Equipment, Instruments & Components – 2.5%
11,922	Amphenol Corporation, Class A	709,597
12,031	Analog Devices, Inc., (2)	767,939
43,879	Applied Materials, Inc.	1,153,579
43,185	Corning Incorporated	959,571
3,038	First Solar Inc, (2),(3)	141,814
5,338	FLIR Systems Inc	173,912
183,316	Intel Corporation	6,390,396
NUVEEN      5

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
6,040	KLA-Tencor Corporation	$ 457,288
6,166	Lam Research Corporation, (2)	553,522
9,287	Linear Technology Corporation	557,127
8,556	Microchip Technology Incorporated, (2)	476,056
41,319	Micron Technology, Inc., (3)	567,723
20,550	NVIDIA Corporation, (2)	1,173,405
5,009	Qorvo Inc, (3)	316,719
7,655	Skyworks Solutions Inc	505,383
14,346	TE Connectivity Limited	864,777
39,009	Texas Instruments Incorporated	2,720,878
9,916	Xilinx, Inc.	506,509
	Total Electronic Equipment, Instruments & Components	18,996,195
	Energy Equipment & Services – 1.0%
16,992	Baker Hughes Incorporated	812,727
2,587	Diamond Offshore Drilling, Inc., (2)	58,777
8,806	FMC Technologies Inc, (3)	223,496
33,309	Halliburton Company	1,454,271
4,120	Helmerich & Payne Inc, (2)	255,317
14,583	National-Oilwell Varco Inc., (2)	471,760
53,781	Schlumberger Limited	4,330,446
13,281	Transocean Inc, (2)	145,958
	Total Energy Equipment & Services	7,752,752
	Food & Staples Retailing – 2.2%
17,065	Costco Wholesale Corporation	2,853,609
42,576	CVS Health Corporation	3,947,647
37,824	Kroger Co., (2)	1,293,203
20,375	Sysco Corporation	1,055,221
33,488	Walgreens Boots Alliance Inc	2,653,924
60,882	Wal-Mart Stores, Inc.	4,442,559
12,596	Whole Foods Market, Inc., (2)	383,926
	Total Food & Staples Retailing	16,630,089
	Food Products – 1.8%
23,102	Archer-Daniels-Midland Company	1,041,438
7,228	Campbell Soup Company, (2)	450,088
16,847	ConAgra Foods, Inc.	787,766
22,910	General Mills, Inc., (2)	1,647,000
5,566	Hershey Foods Corporation	616,490
11,398	Hormel Foods Corporation	425,715
4,098	JM Smucker Company	631,748
9,786	Kellogg Company	809,400
23,073	Kraft Heinz Company	1,993,277
6      NUVEEN

Shares	Description (1)	Value
	Food Products (continued)
4,476	McCormick & Company, Incorporated	$ 457,671
7,236	Mead Johnson Nutrition Company, Class A Shares, (2)	645,451
60,880	Mondelez International Inc.	2,677,502
12,127	Tyson Foods, Inc., Class A	892,547
	Total Food Products	13,076,093
	Health Care Equipment & Supplies – 2.4%
57,170	Abbott Laboratories, (2)	2,558,357
21,102	Baxter International, Inc.	1,013,318
8,438	Becton, Dickinson and Company	1,485,088
53,934	Boston Scientific Corporation, (3)	1,309,518
2,978	C. R. Bard, Inc.	666,268
5,611	DENTSPLY SIRONA Inc	359,328
8,630	Edwards Lifesciences Corporation, (3)	988,308
2,329	Hologic Inc., (3)	89,643
1,486	Intuitive Surgical, Inc., (3)	1,033,899
55,557	Medtronic, PLC, (2)	4,868,460
11,306	Saint Jude Medical Inc	938,850
12,642	Stryker Corporation	1,470,012
3,961	Varian Medical Systems, Inc, (2),(3)	375,265
6,856	Zimmer Holdings, Inc.	899,096
	Total Health Care Equipment & Supplies	18,055,410
	Health Care Providers & Services – 2.7%
13,990	Aetna Inc.	1,611,788
7,435	AmerisourceBergen Corporation	633,388
10,498	Anthem Inc, (2)	1,378,807
13,138	Cardinal Health, Inc., (2)	1,098,337
2,920	Centene Corporation, (2),(3)	206,006
10,334	CIGNA Corporation	1,332,673
6,430	Davita Inc., (3)	498,582
24,556	Express Scripts, Holding Company, (2),(3)	1,867,975
12,266	HCA Holdings Inc, (3)	946,077
3,346	Henry Schein Inc, (3)	605,559
5,946	Humana Inc., (2)	1,025,982
3,709	Laboratory Corporation of America Holdings, (2),(3)	517,628
8,870	McKesson HBOC Inc.	1,725,747
3,484	Patterson Companies, Inc.	171,970
5,760	Quest Diagnostics Incorporated, (2)	497,434
37,114	UnitedHealth Group Incorporated	5,314,725
3,682	Universal Health Services, Inc., Class B	476,929
	Total Health Care Providers & Services	19,909,607
NUVEEN      7

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Technology – 0.1%
12,326	Cerner Corporation, (2),(3)	$ 769,019
	Hotels, Restaurants & Leisure – 1.7%
17,488	Carnival Corporation	817,039
1,166	Chipotle Mexican Grill, (2),(3)	494,372
4,576	Darden Restaurants, Inc.	281,699
7,377	Marriott International, Inc., Class A, (2)	528,931
34,987	McDonald's Corporation	4,116,221
6,580	Royal Caribbean Cruises Limited, (2)	476,655
57,358	Starbucks Corporation	3,329,632
6,549	Starwood Hotels & Resorts Worldwide, Inc., (2)	511,215
4,366	Wyndham Worldwide Corporation	310,073
3,260	Wynn Resorts Ltd, (2)	319,317
15,860	YUM! Brands, Inc	1,418,201
	Total Hotels, Restaurants & Leisure	12,603,355
	Household Durables – 0.5%
12,845	D.R. Horton, Inc.	422,343
4,545	Garmin Limited	246,930
2,761	Harman International Industries Inc	228,169
5,265	Leggett and Platt Inc	276,781
7,043	Lennar Corporation, Class A, (2)	329,612
2,468	Mohawk Industries Inc., (2),(3)	515,664
10,747	Newell Brands Inc.	563,788
12,883	PulteGroup Inc	272,862
2,997	Whirlpool Corporation, (2)	576,503
	Total Household Durables	3,432,652
	Household Products – 1.9%
3,626	Church & Dwight Company Inc	356,218
5,163	Clorox Company	676,714
34,644	Colgate-Palmolive Company	2,578,553
14,004	Kimberly-Clark Corporation, (2)	1,814,218
102,933	Procter & Gamble Company	8,810,036
	Total Household Products	14,235,739
	Independent Power & Renewable Electricity Producers – 0.1%
25,602	AES Corporation	316,185
14,672	NRG Energy Inc.	203,060
	Total Independent Power & Renewable Electricity Producers	519,245
	Industrial Conglomerates – 2.4%
23,478	3M Co.	4,187,536
22,562	Danaher Corporation	1,837,449
362,078	General Electric Company, (2)	11,275,109
8      NUVEEN

Shares	Description (1)	Value
	Industrial Conglomerates (continued)
3,921	Roper Technologies, Inc	$ 667,982
	Total Industrial Conglomerates	17,968,076
	Insurance – 2.5%
17,960	Ace Limited	2,249,670
16,299	AFLAC Incorporated, (2)	1,178,092
14,680	Allstate Corporation	1,003,084
44,605	American International Group, Inc.	2,428,296
11,239	AON PLC	1,203,360
2,682	Assurant Inc	222,633
5,927	Cincinnati Financial Corporation, (2)	442,747
15,393	Hartford Financial Services Group, Inc.	613,411
9,350	Lincoln National Corporation, (2)	408,314
10,392	Loews Corporation	429,501
20,226	Marsh & McLennan Companies, Inc.	1,329,859
42,557	MetLife, Inc.	1,818,886
10,525	Principal Financial Group, Inc	490,781
22,578	Progressive Corporation	734,011
17,308	Prudential Financial, Inc.	1,303,119
4,002	Torchmark Corporation	247,604
11,446	Travelers Companies, Inc	1,330,254
9,899	Unum Group	330,726
4,115	Willis Towers Watson PLC	508,696
11,601	XL Group Limited	401,511
	Total Insurance	18,674,555
	Internet & Catalog Retail – 2.2%
14,982	Amazon.com, Inc., (3)	11,368,492
4,016	Expedia, Inc., (2)	468,466
17,097	NetFlix.com Inc, (2),(3)	1,560,101
1,955	priceline.com Incorporated, (2),(3)	2,640,834
4,531	TripAdvisor Inc, (2),(3)	317,034
	Total Internet & Catalog Retail	16,354,927
	Internet Software & Services – 4.3%
6,859	Akamai Technologies, Inc., (3)	346,585
11,354	Alphabet Inc., Class A, (3)	8,984,874
11,532	Alphabet Inc., Class C Shares, (3)	8,865,686
42,081	eBay Inc., (3)	1,311,244
89,056	Facebook Inc., Class A, (3)	11,037,601
4,008	VeriSign, Inc, (2),(3)	347,133
33,802	Yahoo! Inc., (3)	1,290,899
	Total Internet Software & Services	32,184,022
NUVEEN      9

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services – 3.9%
24,367	Accenture Limited, (2)	$ 2,748,841
2,300	Alliance Data Systems Corporation, (2),(3)	532,726
17,631	Automatic Data Processing, Inc., (2)	1,568,277
13,853	Broadcom Limited	2,243,909
23,637	Cognizant Technology Solutions Corporation, Class A, (3)	1,358,891
5,552	CSRA Inc	149,460
10,714	Fidelity National Information Services	852,084
8,652	Fiserv, Inc, (3)	954,835
3,378	Global Payments Inc.	252,201
34,304	International Business Machines Corporation (IBM)	5,509,909
38,051	MasterCard, Inc.	3,623,977
12,465	Paychex, Inc.	738,925
43,177	PayPal Holdings, Inc., (3)	1,607,912
5,162	Teradata Corporation, (2),(3)	146,498
6,539	Total System Services Inc.	332,966
74,473	Visa Inc., (2)	5,812,618
19,477	Western Union Company, (2)	389,540
36,947	Xerox Corporation	380,554
	Total IT Services	29,204,123
	Leisure Equipment & Products – 0.1%
4,512	Hasbro, Inc	366,510
13,589	Mattel, Inc., (2)	453,601
	Total Leisure Equipment & Products	820,111
	Life Sciences Tools & Services – 0.7%
12,720	Agilent Technologies, Inc.	611,959
5,909	Illumina Inc, (2),(3)	982,962
4,551	Perkinelmer Inc	259,043
15,377	Thermo Fisher Scientific, Inc., (2)	2,442,483
3,301	Waters Corporation, (2),(3)	524,628
	Total Life Sciences Tools & Services	4,821,075
	Machinery – 1.4%
22,598	Caterpillar Inc., (2)	1,870,210
6,292	Cummins Inc.	772,469
11,625	Deere & Company, (2)	903,379
6,016	Dover Corporation	429,723
5,014	Flowserve Corporation	239,920
11,281	Fortive Corporation, (2),(3)	543,857
12,603	Illinois Tool Works, Inc.	1,454,386
9,967	Ingersoll Rand Company Limited, Class A	660,413
13,634	PACCAR Inc	803,997
5,242	Parker Hannifin Corporation, (2)	598,584
10      NUVEEN

Shares	Description (1)	Value
	Machinery (continued)
7,079	Pentair Limited	$ 451,782
2,254	Snap-on Incorporated, (2)	354,261
5,911	Stanley Black & Decker Inc.	719,369
6,927	Xylem Inc	331,180
	Total Machinery	10,133,530
	Media – 2.6%
16,368	CBS Corporation, Class B, (2)	854,737
94,412	Comcast Corporation, Class A	6,349,207
5,992	Discovery Communications inc., Class A, (2),(3)	150,339
9,236	Discovery Communications Inc., Class C Shares, (3)	226,652
15,604	Interpublic Group of Companies, Inc.	359,828
15,291	News Corporation, Class A Shares	198,324
9,297	Omnicom Group, Inc.	765,050
3,781	Scripps Networks Interactive, Class A Shares, (2)	249,773
8,527	TEGNA Inc, (2)	186,741
30,662	Time Warner Inc.	2,350,242
43,440	Twenty First Century Fox Inc., Class A Shares, (2)	1,157,242
16,732	Twenty First Century Fox Inc., Class Bq Shares	452,266
13,445	Viacom Inc., Class B, (2)	611,344
58,249	Walt Disney Company, (2)	5,588,992
	Total Media	19,500,737
	Metals & Mining – 0.4%
50,026	Alcoa Inc.	531,276
45,403	Freeport-McMoRan, Inc, (2)	588,423
21,231	Newmont Mining Corporation	934,164
12,826	Nucor Corporation	687,987
	Total Metals & Mining	2,741,850
	Multiline Retail – 1.2%
4,329	Alliant Energy Corporation	174,242
9,415	Ameren Corporation, (2)	493,723
17,268	CenterPoint Energy, Inc	413,051
10,756	CMS Energy Corporation	485,956
11,393	Consolidated Edison, Inc, (2)	912,351
22,782	Dominion Resources, Inc., (2)	1,777,452
6,965	DTE Energy Company, (2)	679,227
12,757	NiSource Inc	327,345
19,124	PG&E Corporation	1,222,788
19,652	Public Service Enterprise Group Incorporated, (2)	904,188
5,545	Scana Corporation, (2)	415,542
9,150	Sempra Energy, (2)	1,023,702
	Total Multiline Retail	8,829,567
NUVEEN      11

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – 0.7%
11,290	Dollar General Corporation	$ 1,069,615
9,419	Dollar Tree Stores Inc., (2),(3)	906,955
7,369	Kohl's Corporation, (2)	306,477
12,041	Macy's, Inc.	431,429
5,590	Nordstrom, Inc., (2)	247,246
23,370	Target Corporation, (2)	1,760,462
12,249	WEC Energy Group, Inc., (2)	795,082
	Total Multi-Utilities	5,517,266
	Oil, Gas & Consumable Fuels – 5.8%
19,731	Anadarko Petroleum Corporation	1,075,931
14,681	Apache Corporation	770,752
17,776	Cabot Oil & Gas Corporation, (2)	438,534
22,842	Chesapeake Energy Corporation, (2)	123,804
73,077	Chevron Corporation, (2)	7,488,931
3,715	Cimarex Energy Company, (2)	445,874
5,012	Concho Resources Inc, (2),(3)	622,490
47,971	ConocoPhillips	1,958,176
19,567	Devon Energy Corporation, (2)	749,025
21,339	EOG Resources, Inc.	1,743,396
6,473	EQT Corporation	471,623
161,150	Exxon Mobil Corporation, (2)	14,334,292
9,677	Hess Corporation, (2)	519,171
71,010	Kinder Morgan, Inc	1,443,633
34,203	Marathon Oil Corporation	466,529
20,536	Marathon Petroleum Corporation	808,913
6,275	Murphy Oil Corporation, (2)	172,123
7,732	Newfield Exploration Company, (2),(3)	334,796
16,641	Noble Energy, Inc.	594,417
29,641	Occidental Petroleum Corporation, (2)	2,215,072
7,868	ONEOK, Inc, (2)	352,408
18,216	Phillips 66, (2)	1,385,509
6,335	Pioneer Natural Resources Company, (2)	1,029,881
6,580	Range Resources Corporation, (2)	265,240
15,921	Southwestern Energy Company, (2),(3)	232,128
26,943	Spectra Energy Corporation	969,140
4,940	Tesoro Corporation	376,181
18,253	Valero Energy Corporation	954,267
27,379	Williams Companies, Inc	656,275
	Total Oil, Gas & Consumable Fuels	42,998,511
	Paper & Forest Products – 0.1%
15,955	International Paper Company, (2)	730,899
12      NUVEEN

Shares	Description (1)	Value
	Personal Products – 0.1%
9,064	Estee Lauder Companies Inc., Class A, (2)	$ 842,046
	Pharmaceuticals – 6.3%
62,524	AbbVie Inc., (2)	4,140,964
15,315	Allergan PLC, (3)	3,873,929
64,785	Bristol-Myers Squibb Company	4,846,566
37,771	Eli Lilly and Company, (2)	3,130,838
7,802	Endo International PLC, (3)	135,443
107,078	Johnson & Johnson	13,409,378
4,949	Mallinckrodt PLC, (2),(3)	333,266
107,695	Merck & Company Inc, (2)	6,317,389
16,219	Mylan NV, (3)	758,887
5,681	Perrigo Company	519,187
234,700	Pfizer Inc.	8,658,083
17,750	Zoetis Incorporated	895,842
	Total Pharmaceuticals	47,019,772
	Professional Services – 0.3%
4,607	Equifax Inc., (2)	610,243
14,042	Nielsen Holdings PLC	756,302
5,089	Robert Half International Inc.	185,952
6,221	Verisk Analytics Inc, Class A Shares, (3)	530,527
	Total Professional Services	2,083,024
	Real Estate Investment Trust – 3.1%
16,449	American Tower Corporation, REIT, (2)	1,904,301
6,271	Apartment Investment & Management Company, Class A, (2)	288,278
5,316	AvalonBay Communities, Inc.	986,915
5,960	Boston Properties, Inc	847,095
12,952	Crown Castle International Corporation	1,256,733
4,492	Digital Realty Trust Inc, (2)	469,234
2,766	Equinix Inc	1,031,358
14,169	Equity Residential	963,350
1,855	Essex Property Trust Inc	433,847
4,983	Extra Space Storage Inc.	428,638
2,801	Federal Realty Investment Trust	475,330
23,234	General Growth Properties Inc	742,326
18,565	Health Care Property Investors Inc	728,305
30,143	Host Hotels & Resorts Inc, (2)	534,737
7,699	Iron Mountain Inc	317,276
16,127	Kimco Realty Corporation	517,677
4,919	Macerich Company, (2)	438,972
20,364	Prologis Inc	1,109,634
5,715	Public Storage, Inc.	1,365,428
NUVEEN      13

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
9,834	Realty Income Corporation	$ 702,836
12,006	Simon Property Group, Inc.	2,725,842
4,109	SL Green Realty Corporation	484,122
9,911	UDR Inc	368,987
13,282	Ventas Inc	1,011,557
6,878	Vornado Realty Trust	738,697
13,499	Welltower Inc, (2)	1,070,876
30,632	Weyerhaeuser Company, (2)	1,002,279
	Total Real Estate Investment Trust	22,944,630
	Real Estate Management & Development – 0.0%
11,829	CBRE Group Inc, (2),(3)	336,535
	Road & Rail – 0.8%
37,376	CSX Corporation, (2)	1,058,862
3,458	J.B. Hunt Transports Serives Inc.	287,464
4,210	Kansas City Southern Industries, (2)	404,623
11,571	Norfolk Southern Corporation	1,038,844
2,141	Ryder System, Inc	141,092
32,845	Union Pacific Corporation, (2)	3,056,227
	Total Road & Rail	5,987,112
	Software – 4.2%
19,680	Activision Blizzard Inc.	790,349
19,338	Adobe Systems Incorporated, (2),(3)	1,892,417
8,744	Autodesk, Inc., (2),(3)	519,831
11,483	CA Technologies	397,886
5,975	Citrix Systems, (3)	532,552
12,003	Electronic Arts Inc., (2),(3)	916,069
9,966	Intuit, Inc., (2)	1,106,126
306,923	Microsoft Corporation	17,396,396
122,272	Oracle Corporation	5,018,043
7,087	Red Hat, Inc., (2),(3)	533,580
24,473	Salesforce.com, Inc., (2),(3)	2,001,891
23,668	Symantec Corporation	483,537
	Total Software	31,588,677
	Specialty Retail – 2.6%
2,939	Advance Auto Parts, Inc, (2)	499,218
1,921	AutoNation Inc, (2),(3)	102,485
1,173	AutoZone, Inc, (3)	954,787
6,348	Bed Bath and Beyond Inc	285,343
10,933	Best Buy Co., Inc., (2)	367,349
7,596	CarMax, Inc., (2),(3)	442,543
9,547	Gap, Inc., (2)	246,217
14      NUVEEN

Shares	Description (1)	Value
	Specialty Retail (continued)
49,201	Home Depot, Inc., (2)	$ 6,801,546
10,371	L Brands Inc	766,417
35,511	Lowe's Companies, Inc.	2,921,845
3,771	O'Reilly Automotive Inc., (2),(3)	1,095,966
16,606	Ross Stores, Inc.	1,026,749
3,194	Signet Jewelers Limited	280,785
25,827	Staples, Inc.	239,933
4,502	Tiffany & Co., (2)	290,469
27,063	TJX Companies, Inc.	2,211,588
4,622	Tractor Supply Company	423,606
1,818	Ulta Salon, Cosmetics & Fragrance, Inc., (2),(3)	474,880
3,805	Urban Outfitters, Inc., (3)	113,769
	Total Specialty Retail	19,545,495
	Technology Hardware, Storage & Peripherals – 3.8%
213,959	Apple, Inc.	22,296,631
75,556	EMC Corporation	2,136,724
66,611	Hewlett Packard Enterprise Co, (2)	1,400,163
67,004	HP Inc	938,726
11,217	NetApp, Inc	295,568
11,503	Seagate Technology, (2)	368,441
10,893	Western Digital Corporation, (2)	517,526
	Total Technology Hardware, Storage & Peripherals	27,953,779
	Textiles, Apparel & Luxury Goods – 0.8%
11,102	Coach, Inc., (2)	478,607
16,152	Hanesbrands Inc	430,612
6,962	Michael Kors Holdings Limited, (3)	360,075
52,383	Nike, Inc., Class B, (2)	2,907,256
3,109	PVH Corporation	314,196
2,398	Ralph Lauren Corporation	235,220
7,600	Under Armour Inc, Class C Shares, (2),(3)	271,320
7,547	Under Armour, Inc, (2),(3)	297,805
13,177	VF Corporation	822,640
	Total Textiles, Apparel & Luxury Goods	6,117,731
	Tobacco – 1.7%
75,978	Altria Group, Inc.	5,143,711
60,124	Philip Morris International	6,028,032
32,126	Reynolds American Inc.	1,608,227
	Total Tobacco	12,779,970
	Trading Companies & Distributors – 0.2%
11,197	Fastenal Company, (2)	478,672
3,827	United Rentals Inc., (3)	304,897
NUVEEN      15

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors (continued)
2,204	W.W. Grainger, Inc.	$ 482,345
	Total Trading Companies & Distributors	1,265,914
	Water Utilities – 0.1%
7,217	American Water Works Company, (2)	595,980
	Total Common Stocks (cost $264,421,093)	730,603,326

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Food & Staples Retailing – 0.0%
10,067	Safeway Incorporated, (4)	$ 1,711
10,067	Safeway Incorporated, (4)	101
	Total Common Stock Rights (cost $2,775)	1,812
	Total Long-Term Investments (cost $264,423,868)	730,605,138

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.3%
	MONEY MARKET FUNDS – 18.3%
136,668,135	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (5),(6)	$ 136,668,135
	Total Investments Purchased with Collateral from Securities Lending (cost $136,668,135)	136,668,135

Shares/Par Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MONEY MARKET FUNDS – 1.6%
11,645,515	First American Treasury Obligations Fund, Class Z, (5)	0.215%	N/A	N/A	$ 11,645,515
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
$ 3,000	U.S. Treasury Bills, (8)	0.000%	9/15/16	AAA	2,999,184
	Total Short-Term Investments (cost $14,644,531)				14,644,699
	Total Investments (cost $415,736,534) – 118.2%				881,917,972
	Other Assets Less Liabilities – (18.2)% (9)				(135,837,682)
	Net Assets – 100%				$ 746,080,290
Investments in Derivatives
as of July 31, 2016
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	28	09/16	$15,177,400	$24,500	$587,287
16      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$730,603,326	$ —	$ —	$730,603,326
Common Stock Rights	—	—	1,812	1,812
Investments Purchased with Collateral from Securities Lending	136,668,135	—	—	136,668,135
Short-Term Investments:
Money Market Funds	11,645,515	—	—	11,645,515
U.S. Government and Agency Obligations	—	2,999,184	—	2,999,184
Investments in Derivatives:
Futures Contracts	587,287	—	—	587,287
Total	$879,504,263	$2,999,184	$1,812	$882,505,259
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $425,234,306.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$476,725,333
Depreciation	(20,041,667)
Net unrealized appreciation (depreciation) of investments	$456,683,666
NUVEEN      17

Nuveen Equity Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $133,762,391.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable.
REIT	Real Estate Investment Trust
18      NUVEEN

Nuveen Mid Cap Index Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.2%
	COMMON STOCKS – 95.2%
	Aerospace & Defense – 1.8%
39,964	BE Aerospace Inc	$ 1,911,678
14,163	Curtiss Wright Corporation	1,260,365
12,914	Esterline Technologies Corporation, (2)	785,559
19,837	Huntington Ingalls Industries Inc	3,423,469
19,982	KLX Inc, (2)	645,419
23,737	Orbital ATK, Inc	2,067,967
10,550	Teledyne Technologies Inc, (2)	1,107,750
20,220	Triumph Group Inc, (3)	623,383
	Total Aerospace & Defense	11,825,590
	Airlines – 0.4%
127,371	JetBlue Airways Corporation, (2),(3)	2,334,710
	Auto Components – 0.4%
46,504	Dana Holding Corporation	634,314
117,874	Gentex Corporation, (3)	2,082,834
	Total Auto Components	2,717,148
	Automobiles – 0.2%
18,086	Thor Industries, Inc., (3)	1,384,302
	Banks – 5.2%
65,082	Associated Banc-Corp, (3)	1,210,525
34,136	BancorpSouth Inc	813,120
17,947	Bank of Hawaii Corporation, (3)	1,236,907
32,968	Bank of the Ozarks, Inc., (3)	1,186,518
29,910	Cathay General Bancorp, (3)	896,702
36,030	Commerce Bancshares Inc, (3)	1,703,859
21,597	Cullen/Frost Bankers, Inc, (3)	1,466,220
57,920	East West Bancorp Inc	1,982,022
48,665	F.N.B. Corporation PA, (3)	581,547
95,564	First Horizon National Corporation	1,391,412
66,791	FirstMerit Corporation, (3)	1,417,973
76,330	Fulton Financial Corporation, (3)	1,041,904
33,236	Hancock Holding Company, (3)	963,512
22,992	International Bancshares Corporation, (3)	630,441
26,901	MB Financial, Inc	1,032,729
46,277	Pacwest Bancorp	1,913,554
31,740	Privatebancorp, Inc	1,402,908
NUVEEN      19

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
24,224	Prosperity Bancshares, Inc, (3)	$ 1,237,604
21,545	Signature Bank, (2)	2,590,571
20,874	SVB Financial Group, (2)	2,096,167
56,138	Synovus Financial Corp	1,708,841
67,305	TCF Financial Corporation	914,675
27,240	Trustmark Corporation, (3)	710,964
82,960	Umpqua Holdings Corporation, (3)	1,263,481
80,975	Valley National Bancorp, (3)	734,443
36,481	Webster Financial Corporation, (3)	1,311,857
	Total Banks	33,440,456
	Beverages – 0.1%
3,632	Boston Beer Company, (2),(3)	664,220
	Biotechnology – 0.3%
18,497	United Therapeutics Corporation, (2),(3)	2,238,322
	Building Products – 0.8%
16,078	Lennox International Inc, (3)	2,521,031
30,742	Smith AO Corporation	2,855,624
	Total Building Products	5,376,655
	Capital Markets – 1.7%
48,763	Eaton Vance Corporation, (3)	1,843,729
38,208	Federated Investors Inc	1,206,227
60,651	Janus Capital Group Inc, (3)	915,830
50,145	Raymond James Financial Inc	2,752,960
53,181	SEI Investments Company	2,393,145
24,641	Stifel Financial Corporation, (2)	871,059
34,425	Waddell & Reed Financial, Inc., Class A	628,601
46,556	WisdomTree Investments Inc, (3)	462,767
	Total Capital Markets	11,074,318
	Chemicals – 2.8%
25,514	Ashland Inc	2,889,205
24,225	Cabot Corporation	1,179,515
13,928	Minerals Technologies Inc	908,941
4,036	NewMarket Corporation, (3)	1,727,166
66,435	Olin Corporation, (3)	1,388,492
38,020	PolyOne Corporation, (3)	1,333,361
53,822	RPM International, Inc.	2,920,382
17,575	Scotts Miracle Gro Company	1,296,156
18,130	Sensient Technologies Corporation	1,338,538
29,312	Valspar Corporation	3,120,849
	Total Chemicals	18,102,605
20      NUVEEN

Shares	Description (1)	Value
	Commercial Services & Supplies – 1.5%
22,336	Clean Harbors, Inc, (2)	$ 1,148,517
40,828	Copart Inc, (2)	2,059,364
20,219	Deluxe Corporation, (3)	1,366,602
18,218	HNI Corporation	949,705
23,929	Miller (Herman) Inc, (3)	784,154
12,823	MSA Safety Inc	716,549
80,624	R.R. Donnelley & Sons Company, (3)	1,444,782
38,928	Rollins Inc	1,096,991
	Total Commercial Services & Supplies	9,566,664
	Communications Equipment – 1.4%
71,947	Arris International PLC, (2)	1,959,836
189,814	Brocade Communications Systems Inc	1,765,270
46,863	Ciena Corporation, (2),(3)	899,301
14,802	Interdigital Inc	874,058
37,611	NetScout Systems, Inc, (2)	1,052,356
16,071	Plantronics Inc.	775,265
55,802	Polycom Inc, (2),(3)	691,387
17,889	ViaSat, Inc, (2),(3)	1,320,745
	Total Communications Equipment	9,338,218
	Construction & Engineering – 0.8%
60,190	AECOM, (2),(3)	2,136,143
23,782	Emcor Group Inc, (3)	1,324,657
14,689	Granite Construction Inc, (3)	731,219
59,455	KBR Inc	833,559
	Total Construction & Engineering	5,025,578
	Construction Materials – 0.3%
20,215	Eagle Materials Inc	1,697,049
	Consumer Finance – 0.2%
170,772	SLM Corporation	1,227,851
	Containers & Packaging – 1.6%
26,438	AptarGroup Inc	2,066,923
31,959	Bemis Company, Inc.	1,631,187
12,325	Greif Inc	494,602
39,714	Packaging Corp. of America	2,966,239
17,563	Silgan Holdings, Inc	870,774
41,221	Sonoco Products Company	2,099,385
	Total Containers & Packaging	10,129,110
	Distributors – 0.3%
17,193	Pool Corporation	1,758,500
NUVEEN      21

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 0.7%
23,083	Devry Education Group Inc, (3)	$ 514,058
1,775	Graham Holdings Company	893,251
78,787	Service Corporation International, (3)	2,183,976
25,380	Sothebys Holdings Inc, (3)	822,058
	Total Diversified Consumer Services	4,413,343
	Diversified Financial Services – 1.2%
34,731	CBOE Holdings Inc.	2,389,493
15,006	Marketaxess	2,425,870
37,051	MSCI Inc.	3,187,868
	Total Diversified Financial Services	8,003,231
	Electric Utilities – 1.8%
62,100	Great Plains Energy Incorporated	1,849,338
40,990	Hawaiian Electric Industries	1,272,740
20,320	IDACORP, INC	1,642,872
80,438	OGE Energy Corp., (3)	2,587,690
32,174	PNM Resources Inc, (3)	1,105,499
57,292	Westar Energy Inc	3,183,716
	Total Electric Utilities	11,641,855
	Electrical Equipment – 0.5%
21,752	Hubbell Inc	2,345,518
18,228	Regal-Beloit Corporation	1,112,090
	Total Electrical Equipment	3,457,608
	Electronic Equipment, Instruments & Components – 5.7%
261,638	Advanced Micro Devices, Inc., (2),(3)	1,794,837
39,010	Arrow Electronics, Inc., (2),(3)	2,593,775
55,904	Avnet Inc	2,297,654
17,612	Belden Inc	1,289,375
31,769	Cognex Corporation	1,435,006
41,254	Cree, Inc., (2),(3)	1,179,864
132,849	Cypress Semiconductor Corporation, (3)	1,546,362
45,464	Fairchild Semiconductor International Inc., Class A, (2)	897,459
17,068	FEI Company	1,816,377
62,691	Ingram Micro, Inc., Class A	2,146,540
57,253	Integrated Device Technology, Inc., (2)	1,258,993
52,016	Intersil Holding Corporation, Class A	794,804
14,324	IPG Photonics Corporation, (2),(3)	1,207,370
64,892	Jabil Circuit Inc, (3)	1,320,552
59,687	Keysight Technologies, Inc, (2)	1,745,248
34,346	Knowles Corporation, (2),(3)	461,610
42,902	Microsemi Corporation, (2),(3)	1,673,178
39,739	National Instruments Corporation	1,139,715
22      NUVEEN

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
16,148	Silicon Laboratories Inc., (2)	$ 860,365
14,652	Synaptics, Inc, (2),(3)	761,171
11,603	SYNNEX Corporation, (3)	1,166,450
15,445	Tech Data Corporation, (2),(3)	1,203,629
82,674	Teradyne Inc., (3)	1,632,812
105,376	Trimble Navigation Limited, (2)	2,786,141
54,793	Vishay Intertechnology Inc, (3)	730,391
20,393	Zebra Technologies Corporation, Class A, (2),(3)	1,081,033
	Total Electronic Equipment, Instruments & Components	36,820,711
	Energy Equipment & Services – 1.3%
16,432	Dril Quip Inc, (2)	894,394
115,253	Ensco PLC	1,056,870
118,547	Nabors Industries Inc.	1,066,923
96,255	Noble Corporation PLC, (3)	710,362
40,523	Oceaneering International Inc	1,129,781
21,329	Oil States International Inc., (2),(3)	659,493
58,365	Patterson-UTI Energy, Inc, (3)	1,131,697
49,522	Rowan Companies Inc	754,715
63,254	Superior Energy Services, Inc	1,010,167
	Total Energy Equipment & Services	8,414,402
	Food & Staples Retailing – 0.8%
15,502	Casey's General Stores, Inc.	2,070,137
58,493	Sprouts Farmers Market Inc, (2),(3)	1,352,943
105,649	SUPERVALU INC, (3)	515,567
20,044	United Natural Foods Inc, (2)	1,001,799
	Total Food & Staples Retailing	4,940,446
	Food Products – 2.9%
37,756	Dean Foods Company, (3)	696,976
75,557	Flowers Foods Inc, (3)	1,389,493
40,484	Hain Celestial Group Inc, (2)	2,137,150
28,685	Ingredion Inc	3,821,989
7,841	Lancaster Colony Corporation	1,019,016
25,923	Post Holdings Inc, (2),(3)	2,246,747
31,973	Snyders Lance Inc.	1,095,395
9,013	Tootsie Roll Industries Inc, (3)	334,653
22,147	Treehouse Foods Inc., (2)	2,285,349
70,235	WhiteWave Foods Company, (2)	3,897,340
	Total Food Products	18,924,108
	Gas Utilities – 2.4%
41,273	Atmos Energy Corporation	3,293,173
33,934	National Fuel Gas Company	1,917,610
NUVEEN      23

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Gas Utilities (continued)
34,751	New Jersey Resources Corporation, (3)	$ 1,294,127
20,994	One Gas Inc	1,363,770
70,747	Questar Corporation	1,780,702
19,399	Southwest Gas Corporation	1,503,423
66,264	UGI Corporation	2,999,109
20,965	WGL Holdings Inc	1,484,112
	Total Gas Utilities	15,636,026
	Health Care Equipment & Supplies – 4.0%
15,788	Abiomed, Inc., (2),(3)	1,862,510
29,018	Align Technology, Inc, (2),(3)	2,586,955
19,364	Cooper Companies, Inc, (3)	3,533,349
18,629	Halyard Health Inc, (2),(3)	644,377
23,191	Hill Rom Holdings Inc	1,239,095
38,100	Idexx Labs Inc, (2),(3)	3,573,399
16,862	Livanova PLC, (2)	877,667
56,683	ResMed Inc, (3)	3,904,325
34,537	Steris PLC	2,450,400
15,953	Teleflex Inc, (3)	2,876,486
29,254	West Pharmaceutical Services Inc, (3)	2,348,511
	Total Health Care Equipment & Supplies	25,897,074
	Health Care Providers & Services – 2.0%
21,709	AmSurg Corporation, (2),(3)	1,628,392
46,557	Community Health Systems, Inc, (2),(3)	594,533
18,390	Lifepoint Health Inc, (2)	1,088,320
37,826	Medax Inc, (2),(3)	2,606,590
16,026	Molina Healthcare Inc, (2),(3)	910,437
25,485	Owens and Minor Inc, (3)	910,069
39,790	Tenet Healthcare Corporation, (2),(3)	1,217,972
32,333	VCA Antech, Inc, (2)	2,306,636
17,721	Wellcare Health Plans Inc, (2)	1,892,603
	Total Health Care Providers & Services	13,155,552
	Health Care Technology – 0.2%
76,054	Allscripts Healthcare Solutions Inc, (2),(3)	1,073,883
	Hotels, Restaurants & Leisure – 2.4%
25,089	Brinker International Inc, (3)	1,182,695
7,312	Buffalo Wild Wings, Inc., (2),(3)	1,228,123
9,589	CBRL Group Inc	1,509,404
17,061	Cheesecake Factory Inc	882,566
4,890	Churchill Downs Inc	641,226
19,936	Dominos Pizza Inc, (3)	2,936,573
35,654	Dunkin Brands Group Inc, (3)	1,615,483
24      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
11,274	Intl Speedway Corporation	$ 380,723
14,885	Jack in the Box Inc., Term Loan	1,315,685
9,541	Panera Bread Company, (2),(3)	2,092,532
24,572	Texas Roadhouse, Inc, (3)	1,160,290
94,869	The Wendy's Company, (3)	916,435
	Total Hotels, Restaurants & Leisure	15,861,735
	Household Durables – 1.7%
30,676	CalAtlantic Group Inc, (3)	1,110,778
10,053	Helen of Troy Limited, (2)	1,001,379
36,339	KB Home, (3)	570,522
1,475	NVR Inc, (2),(3)	2,514,875
24,558	Tempur Sealy International, Inc, (2),(3)	1,857,322
62,492	Toll Brothers Inc, (2),(3)	1,750,401
58,898	Tri Pointe Group, Incorporated, (2),(3)	792,178
20,524	Tupperware Corporation, (3)	1,286,444
	Total Household Durables	10,883,899
	Household Products – 0.2%
24,911	Energizer Holdings, Inc, (3)	1,283,664
	Independent Power & Renewable Electricity Producers – 0.1%
33,375	Talen Energy Corporation, (2)	453,900
	Industrial Conglomerates – 0.4%
25,887	Carlisle Companies Inc, (3)	2,673,868
	Insurance – 4.7%
6,538	Alleghany Corporation, Term Loan, (2)	3,553,403
28,928	American Financial Group Inc	2,114,637
26,433	Aspen Insurance Holdings Limited	1,214,861
48,019	Brown & Brown Inc	1,760,377
80,145	CNO Financial Group Inc, (3)	1,392,119
17,367	Endurance Specialty Holdings Limited	1,174,530
18,550	Everest Reinsurance Group Ltd	3,506,135
43,155	First American Corporation, (3)	1,804,311
200,163	Genworth Financial Inc., Class A, (2),(3)	572,466
17,796	Hanover Insurance Group Inc	1,465,323
20,946	Kemper Corporation	717,819
14,657	Mercury General Corporation	811,558
97,875	Old Republic International Corporation	1,896,817
21,981	Primerica Inc, (3)	1,132,241
28,133	Reinsurance Group of America Inc	2,792,200
16,378	RenaisasnceRE Holdings, Limited	1,924,743
NUVEEN      25

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
42,760	WR Berkley Corporation	$ 2,488,204
	Total Insurance	30,321,744
	Internet & Catalog Retail – 0.1%
13,878	Hosting Site Network, Inc, (3)	709,999
	Internet Software & Services – 0.6%
19,099	ComScore Inc, (2),(3)	495,619
18,548	J2 Global Inc, (3)	1,239,749
47,058	Rackspace Hosting Inc, (2),(3)	1,102,569
15,125	WebMD Health Corporation, Class A, (2),(3)	922,776
	Total Internet Software & Services	3,760,713
	IT Services – 3.7%
31,085	Acxiom Corporation, (2)	713,401
48,742	Broadridge Financial Solutions, Inc	3,298,859
55,839	Computer Sciences Corporation, (3)	2,670,779
40,988	Convergys Corporation, (3)	1,092,330
37,097	CoreLogic Inc	1,494,267
11,596	DST Systems Inc	1,430,135
34,071	Gartner Inc., (2)	3,415,618
32,047	Henry Jack and Associates Inc, (3)	2,860,195
25,726	Leidos Holdings Inc, (3)	1,286,557
26,383	Maximus Inc, (3)	1,554,486
22,658	NeuStar, Inc, (2),(3)	570,755
16,476	Science Applications International Corporation	1,001,082
45,128	VeriFone Holdings Inc, (2),(3)	864,652
15,653	WEX, Inc, (2)	1,466,373
	Total IT Services	23,719,489
	Leisure Equipment & Products – 0.9%
37,454	Brunswick Corporation, (3)	1,858,468
25,091	Polaris Industries Inc., (3)	2,477,736
26,105	Vista Outdoor Inc, (2)	1,306,555
	Total Leisure Equipment & Products	5,642,759
	Life Sciences Tools & Services – 1.6%
8,149	Bio-Rad Laboratories Inc, (2),(3)	1,182,338
14,057	Bio-Techne Corporation	1,580,288
19,537	Charles River Laboratories International, Inc., (2)	1,717,888
10,987	Mettler-Toledo International Inc, (2)	4,517,951
22,030	Parexel International Corporation, (2),(3)	1,472,706
	Total Life Sciences Tools & Services	10,471,171
	Machinery – 4.5%
29,487	AGCO Corporation, (3)	1,420,094
26      NUVEEN

Shares	Description (1)	Value
	Machinery (continued)
20,365	CLARCOR, Inc., (3)	$ 1,267,925
19,965	Crane Company	1,243,820
53,124	Donaldson Company, Inc, (3)	1,919,370
22,418	Graco Inc., (3)	1,659,156
30,680	IDEX Corporation	2,754,757
37,040	ITT, Inc	1,174,538
39,221	Joy Global Inc, (3)	1,083,676
31,735	Kennametal Inc.	788,932
26,438	Lincoln Electric Holdings Inc., (3)	1,640,742
24,173	Nordson Corporation, (3)	2,134,234
29,363	Oshkosh Truck Corporation, (3)	1,617,608
44,553	Terex Corporation	1,075,509
30,969	Timken Company	1,035,913
17,911	Toro Company	1,646,917
62,574	Trinity Industries Inc., (3)	1,452,343
9,667	Valmont Industries, Inc, (3)	1,265,894
37,780	Wabtec Corporation, (3)	2,587,930
23,835	Woodward Governor Company, (3)	1,395,301
	Total Machinery	29,164,659
	Marine – 0.2%
23,018	Kirby Corporation, (2),(3)	1,254,251
	Media – 1.5%
23,873	AMC Networks Inc., Class A Shares, (2),(3)	1,321,609
1,774	Cable One, Inc	929,363
42,058	Cinemark Holdings Inc, (3)	1,581,381
29,059	Dreamworks Animation SKG Inc, (2)	1,190,547
18,915	John Wiley and Sons Inc., Class A	1,091,396
57,485	Live Nation Inc, (2),(3)	1,576,239
14,948	Meredith Corporation, (3)	814,367
50,986	New York Times, Class A	661,798
45,071	Time Inc	736,009
	Total Media	9,902,709
	Metals & Mining – 2.0%
43,488	Allegheny Technologies, Inc., (3)	774,521
19,695	Carpenter Technology Inc, (3)	773,029
47,560	Commercial Metals Company, (3)	786,642
13,545	Compass Minerals International, Inc, (3)	942,597
28,723	Reliance Steel & Aluminum Company	2,253,032
26,244	Royal Gold, Inc, (3)	2,218,668
96,647	Steel Dynamics Inc	2,592,073
58,448	United States Steel Corporation, (3)	1,606,735
NUVEEN      27

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Metals & Mining (continued)
18,547	Worthington Industries, Inc.	$ 821,818
	Total Metals & Mining	12,769,115
	Multiline Retail – 0.8%
20,562	Black Hills Corporation, (3)	1,296,434
77,395	MDU Resources Group Inc	1,861,350
33,310	Vectren Corporation	1,723,126
	Total Multiline Retail	4,880,910
	Multi-Utilities – 0.3%
19,868	Big Lots, Inc, (3)	1,056,580
123,108	J.C. Penney Company, Inc., (3)	1,189,224
	Total Multi-Utilities	2,245,804
	Oil, Gas & Consumable Fuels – 2.0%
91,376	CONSOL Energy Inc, (3)	1,770,867
146,712	Denbury Resources Inc., (3)	425,465
39,252	Energen Corporation	1,859,760
49,191	Gulfport Energy Corporation, (2),(3)	1,430,966
75,076	HollyFrontier Company, (3)	1,908,432
96,279	QEP Resources Inc	1,752,278
27,086	SM Energy Company, (3)	734,843
32,632	Western Refining Inc, (3)	680,377
28,379	World Fuel Services Corporation	1,350,840
109,148	WPX Energy Inc, (2),(3)	1,090,389
	Total Oil, Gas & Consumable Fuels	13,004,217
	Paper & Forest Products – 0.3%
26,244	Domtar Corporation, (3)	1,033,226
57,007	Louisiana-Pacific Corporation, (2)	1,151,542
	Total Paper & Forest Products	2,184,768
	Personal Products – 0.4%
173,242	Avon Products, Inc., (3)	705,095
24,911	Edgewell Personal Care Co, (3)	2,107,720
	Total Personal Products	2,812,815
	Pharmaceuticals – 0.5%
32,471	Akorn, Inc, (2)	1,111,482
39,209	Catalent, Inc, (2)	1,001,398
21,336	Prestige Brands Holdings Inc, (2)	1,141,476
	Total Pharmaceuticals	3,254,356
	Professional Services – 0.5%
13,653	CEB Inc	819,726
16,502	FTI Consulting Inc., (2)	706,946
28      NUVEEN

Shares	Description (1)	Value
	Professional Services (continued)
29,516	Manpower Inc.	$ 2,048,410
	Total Professional Services	3,575,082
	Real Estate Investment Trust – 11.1%
29,676	Alexandria Real Estate Equities Inc, (3)	3,332,615
52,699	American Campus Communities Inc	2,849,435
34,878	Camden Property Trust	3,124,720
33,227	Care Capital Properties, Inc	982,855
55,139	Communications Sales & Leasing, Inc	1,713,720
35,386	Corporate Office Properties	1,060,165
47,003	Corrections Corporation of America	1,506,446
35,608	DCT Industrial Trust Inc, (3)	1,788,234
56,524	Douglas Emmett Inc	2,150,173
139,957	Duke Realty Corporation, (3)	4,029,362
25,676	Education Realty Trust Inc, (3)	1,236,043
25,603	Entertainment Properties Trust, (3)	2,151,164
36,552	Equity One Inc	1,216,085
47,053	First Industrial Realty Trust, Inc., (3)	1,386,652
41,337	Healthcare Realty Trust, Inc, (3)	1,494,746
38,641	Highwoods Properties, Inc.	2,153,076
60,484	Hospitality Properties Trust, (3)	1,930,044
37,358	Kilroy Realty Corporation	2,734,979
32,988	Lamar Advertising Company	2,238,566
45,195	LaSalle Hotel Properties, (3)	1,245,122
59,658	Liberty Property Trust	2,468,648
18,478	Life Storage, Inc.	1,891,593
35,811	Mack-Cali Realty Corporation, (3)	1,009,870
96,636	Medical Properties Trust Inc	1,517,185
30,789	Mid-America Apartment Communities, (3)	3,264,250
57,044	National Retail Properties, Inc, (3)	3,032,459
66,721	Omega Healthcare Investors Inc, (3)	2,301,874
21,778	Post Properties, Inc.	1,384,863
16,396	Potlatch Corporation, (3)	627,147
51,082	Rayonier Inc	1,390,452
39,476	Regency Centers Corporation	3,352,697
94,418	Senior Housing Properties Trust	2,097,024
38,405	Tanger Factory Outlet Centers, (3)	1,603,025
24,150	Taubman Centers Inc	1,954,218
37,431	Urban Edge Properties	1,119,561
45,397	Weingarten Realty Trust, (3)	1,960,696
76,444	WP GLIMCHER, Inc	969,310
	Total Real Estate Investment Trust	72,269,074
NUVEEN      29

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 0.4%
18,623	Alexander & Baldwin Inc, (3)	$ 733,746
18,000	Jones Lang LaSalle Inc	1,970,460
	Total Real Estate Management & Development	2,704,206
	Road & Rail – 0.8%
23,062	Genesee & Wyoming Inc, (2),(3)	1,493,265
18,068	Landstar System	1,273,613
28,192	Old Dominion Frght Line, (2),(3)	1,963,855
17,344	Werner Enterprises, Inc	435,681
	Total Road & Rail	5,166,414
	Software – 4.7%
46,389	ACI Worldwide, Inc, (2),(3)	918,966
37,429	Ansys Inc, (2)	3,344,655
116,942	Cadence Design Systems, Inc., (2),(3)	2,812,455
64,410	CDK Global Inc	3,722,254
17,917	CommVault Systems, Inc., (2)	927,026
15,701	FactSet Research Systems Inc., (3)	2,699,944
12,743	Fair Isaac Corporation, (3)	1,613,773
55,330	Fortinet Inc, (2)	1,919,398
29,493	Manhattan Associates Inc, (2)	1,712,069
39,112	Mentor Graphics Corporation	835,432
47,914	Parametric Technology Corporation, (2)	1,903,623
62,501	Synopsys Inc, (2)	3,385,054
13,477	Tyler Technologies Inc, (2)	2,197,021
11,450	Ultimate Software Group, Inc, (2),(3)	2,394,195
	Total Software	30,385,865
	Specialty Retail – 2.1%
26,507	Aaron Rents Inc	634,843
26,945	Abercrombie & Fitch Co., Class A, (3)	558,031
69,104	American Eagle Outfitters, Inc., (3)	1,238,344
64,679	Ascena Retail Group Inc, (2),(3)	525,840
18,934	Cabela's Incorporated, (2),(3)	977,562
58,829	Chico's FAS, Inc., (3)	706,536
30,545	CST Brands Inc	1,365,972
36,117	Dick's Sporting Goods Inc, (3)	1,852,441
42,210	GameStop Corporation, (3)	1,306,400
24,103	Guess Inc, (3)	354,796
15,707	Murphy USA Inc, (2)	1,203,785
196,559	Office Depot, Inc., (3)	680,094
15,120	Restoration Hardware Holdings Incorporated, (2),(3)	465,847
70,000	TravelCenters of America Inc, (2)	—
30      NUVEEN

Shares	Description (1)	Value
	Specialty Retail (continued)
33,526	Williams-Sonoma Inc, (3)	$ 1,813,086
	Total Specialty Retail	13,683,577
	Technology Hardware, Storage & Peripherals – 0.6%
41,665	3D Systems Corporation, (2),(3)	557,894
26,092	Diebold Inc, (3)	736,838
25,150	Lexmark International, Inc., Class A	922,251
49,546	NCR Corporation, (2)	1,633,532
	Total Technology Hardware, Storage & Peripherals	3,850,515
	Textiles, Apparel & Luxury Goods – 0.9%
21,689	Carter's Inc	2,196,011
13,751	Deckers Outdoor Corporation, (2)	907,703
12,616	Fossil Group Inc, (2),(3)	398,666
51,116	Kate Spade & Company, (2)	1,108,706
52,296	Skechers USA Inc, (2)	1,256,150
	Total Textiles, Apparel & Luxury Goods	5,867,236
	Thrifts & Mortgage Finance – 0.6%
195,124	New York Community Bancorp Inc, (3)	2,819,542
40,929	Washington Federal Inc	1,023,225
	Total Thrifts & Mortgage Finance	3,842,767
	Trading Companies & Distributors – 0.7%
18,597	GATX Corporation, (3)	831,844
19,131	MSC Industrial Direct Inc., Class A	1,374,180
43,336	NOW Inc, (2),(3)	793,482
10,308	Watsco Inc	1,484,764
	Total Trading Companies & Distributors	4,484,270
	Water Utilities – 0.4%
71,520	Aqua America Inc, (3)	2,477,453
	Wireless Telecommunication Services – 0.2%
39,973	Telephone and Data Systems Inc, (3)	1,258,750
	Total Common Stocks (cost $456,221,683)	617,101,289

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Health Care Providers & Services – 0.0%
100,634	Community Health Systems Inc.	$ 423
	Total Common Stock Rights (cost $0)	423
	Total Long-Term Investments (cost $456,221,683)	617,101,712

NUVEEN      31

Nuveen Mid Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 33.3%
	MONEY MARKET FUNDS – 33.3%
216,324,078	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 216,324,078
	Total Investments Purchased with Collateral from Securities Lending (cost $216,324,078)	216,324,078

Shares/Par Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 4.4%
	MONEY MARKET FUNDS – 3.9%
25,460,225	First American Treasury Obligations Fund, Class Z, (4)	0.215%	N/A	N/A	$ 25,460,225
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.5%
$ 3,000	U.S. Treasury Bills, (7)	0.000%	9/15/16	AAA	2,999,184
	Total Short-Term Investments (cost $28,459,241)				28,459,409
	Total Investments (cost $701,005,002) – 132.9%				861,885,199
	Other Assets Less Liabilities – (32.9)% (8)				(213,445,823)
	Net Assets – 100%				$ 648,439,376
Investments in Derivatives
as of July 31, 2016
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	189	09/16	$29,425,410	$96,311	$1,097,750
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
32      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$617,101,289	$ —	$ —	$617,101,289
Common Stock Rights	423	—	—	423
Investments Purchased with Collateral from Securities Lending	216,324,078	—	—	216,324,078
Short-Term Investments:
Money Market Funds	25,460,225	—	—	25,460,225
U.S. Government and Agency Obligations	—	2,999,184	—	2,999,184
Investments in Derivatives:
Futures Contracts	1,097,750	—	—	1,097,750
Total	$859,983,765	$2,999,184	$ —	$862,982,949
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $701,600,142.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$194,248,964
Depreciation	(33,963,907)
Net unrealized appreciation (depreciation) of investments	$160,285,057

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $212,310,763.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable.
NUVEEN      33

Nuveen Small Cap Index Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	COMMON STOCKS – 98.1%
	Aerospace & Defense – 1.4%
2,295	AAR Corporation	$ 55,447
4,049	Aerojet Rocketdyne Holdings Inc, (2)	76,364
1,355	Aerovironment, Inc, (2)	38,414
478	American Science & Engineering Inc	17,643
1,328	Astronics Corporation, (2)	50,823
1,668	Cubic Corporation	68,121
2,880	Curtiss Wright Corporation	256,291
4,162	DigitalGlobe Inc, (2)	112,208
842	Ducommon Inc	16,284
1,275	Engility Holdings Inc, (2)	37,026
1,958	Esterline Technologies Corporation, (2)	119,105
2,376	Keyw Holding Corporation, (2),(3)	24,330
3,496	KLX Inc, (2)	112,921
2,927	Kratos Defence & Security Solutions Inc, (2)	12,908
2,116	Moog Inc., CLass A Shares, (2)	116,528
313	National Presto Industries Inc	28,026
640	Sparton Corporation, (2)	13,319
3,457	Taser International, Inc., (2),(3)	100,115
2,286	Teledyne Technologies Inc, (2),(3)	240,030
3,263	Triumph Group Inc, (3)	100,598
681	Vectrus, Inc, (2)	21,213
	Total Aerospace & Defense	1,617,714
	Air Freight & Logistics – 0.5%
3,414	Air Transport Servcies Group Inc, (2)	49,435
1,617	Atlas Air Worldwide Holdings Inc, (2)	69,903
1,916	Echo Global Logistics, Inc, (2)	47,440
2,003	Forward Air Corporation	92,699
2,217	Hub Group, Inc, (2)	90,764
567	Park Ohio Holdings Corporation	16,885
2,001	Radiant Logistics, Inc, (2)	6,323
6,483	XPO Logistics, Incorporated, (2),(3)	192,026
	Total Air Freight & Logistics	565,475
	Airlines – 0.4%
874	Allegiant Travel Company	113,419
3,490	Hawaian Holdings Inc, (2)	158,900
3,345	Skywest Inc	96,236
34      NUVEEN

Shares	Description (1)	Value
	Airlines (continued)
1,280	Virgin America Inc, (2)	$ 71,577
	Total Airlines	440,132
	Auto Components – 1.2%
5,077	American Axle and Manufacturing Holdings Inc	88,391
3,724	Cooper Tire & Rubber	122,855
982	Cooper-Standard Holdings Inc, (2)	86,465
9,919	Dana Holding Corporation	135,295
1,729	Dorman Products, Inc, (2),(3)	110,137
1,561	Drew Industries Inc	143,003
2,055	Federal Mogul Corporation, Class A Shares, (2)	18,166
1,480	Fox Factory Holding Corporation, (2)	28,401
2,413	Gentherm Inc, (2)	80,980
1,227	Horizon Global Corporation, (2)	16,012
994	Metaldyne Performance Group Inc	15,795
3,097	Modine Manufacturing Company	29,731
1,161	Motorcar Parts of America, Inc, (2)	32,543
2,200	Spartan Motors, Inc	18,678
1,421	Standard Motor Products Inc	59,597
1,991	Stoneridge Inc, (2)	33,210
231	Strattec Security Corporation	10,303
1,662	Superior Industries International Inc	50,791
3,738	Tenneco Inc, (2),(3)	211,272
1,430	Tower International Inc	33,004
436	Unique Fabricating, Inc	5,860
758	Workhorse Group, Inc, (2),(3)	4,980
	Total Auto Components	1,335,469
	Automobiles – 0.0%
1,741	Winnebago Industries Inc	41,366
	Banks – 9.4%
1,059	1st Source Corporation	35,593
541	Access National Corporation	12,026
394	ACNB Corporation	10,185
726	Allegiance Bancshares, Inc, (2)	18,339
613	American National Bankshares, Inc	16,097
1,951	Ameris Bancorp	64,695
602	Ames National Corporation	16,344
728	Arrow Financial Corporation	22,998
1,146	Atlantic Capital Bancshares, Inc, (2)	16,995
3,237	Banc of California Inc	71,797
471	BancFirst Corporation	30,883
1,943	Banco Latinoamericano de Exportaciones S.A	53,083
NUVEEN      35

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
2,320	Bancorp, Inc., (2)	$ 12,296
6,245	BancorpSouth Inc	148,756
386	Bank of Marin Bancorp California	19,138
5,870	Bank of the Ozarks, Inc., (3)	211,283
379	Bankwell Financial Group, Inc	8,342
1,987	Banner Corporation	82,937
441	Bar Harbor Bankshares	16,176
1,910	Berkshire Hills Bancorp, Inc	50,367
1,813	Blue Hills Bancorp, Inc, (3)	25,835
2,505	BNC Bancorp	60,771
5,371	Boston Private Financial Holdings Inc, (3)	65,097
1,106	Bridge Bancorp Inc	32,196
1,086	Bryn Mawr Bank	31,852
524	BSB Bancorp Inc, (2)	12,052
213	C & F Financial, Inc	9,732
156	California First National Bancorp	2,268
481	Camden National Corporation	20,914
1,364	Capital Bank Financial Corporation, Class A Shares	40,770
728	Capital City Bank	10,418
2,079	Cardinal Financial Corporation	53,555
677	Carolina Financial Corporation	12,951
2,196	Cascade Bancorp, (2)	12,385
5,169	Cathay General Bancorp, (3)	154,967
2,939	Centerstate Banks of Florida, Inc	48,964
2,003	Central Pacific Financial Corporation	49,134
579	Central Valley Community Bancorp	8,656
221	Century Bancorp, Inc	9,649
2,520	Chemical Financial Corporation, (3)	104,278
207	Chemung Financial Corporation	6,549
788	Citizens & Northern Corporation	16,792
983	City Holding Company	45,906
931	CNB Financial Corporation	17,177
2,347	Cobiz, Inc	28,985
510	Codorus Valley Bancorp, Inc	10,817
3,764	Columbia Banking Systems Inc	114,124
2,765	Community Bank System Inc	122,019
1,012	Community Trust Bancorp, Inc	35,197
876	CommunityOne Bancorp, (2)	11,406
1,879	ConnectOne Bancorp, Inc	31,774
318	County Bancorp, Inc	6,621
1,060	CU Bancorp, (2)	25,186
1,811	Customers Bancorp Inc, (2),(3)	46,615
36      NUVEEN

Shares	Description (1)	Value
	Banks (continued)
6,872	CVB Financial, (3)	$113,044
2,026	Eagle Bancorp, Inc, (2),(3)	104,440
630	Enterprise Bancorp, Inc	14,912
1,290	Enterprise Financial Services Corporation	37,100
333	Equity Bancshares Inc, Class A Shares, (2)	7,522
13,118	F.N.B. Corporation PA, (3)	156,760
485	Farmers Capital Bank Corporation	14,327
1,644	Farmers National Banc Corporation	15,700
1,982	FCB Financial Holdings, Inc., Class A Shares, (2)	69,311
1,372	Fidelity Southern Corporation	23,612
917	Financial Institutions, Inc	24,667
695	First Bancorp Maine	15,325
1,277	First Bancorp of North Carolina, Inc	23,905
8,409	First Bancorp of Puerto Rico, (2)	38,597
2,048	First Busey Corporation	46,141
561	First Business Financial Services, Inc	13,301
499	First Citizens Bancshs Inc	129,630
6,026	First Commonwealth Financial Corporation	58,151
1,021	First Community Bancshares, Inc	23,412
900	First Community Financial Partners, Inc, (2)	8,109
1,038	First Connecticut Bancorp	16,712
3,990	First Financial Bancorp	85,027
4,224	First Financial Bankshares, Inc, (3)	144,334
714	First Financial Corporation	27,346
873	First Foundation, Inc, (2),(3)	20,786
343	First Internet Bancorp	8,112
1,272	First Interstate BancSystem Inc., Montana	36,939
2,620	First Merchants Corporation	68,644
379	First Mid-Illinois Bancshares, Inc	9,547
5,043	First Midwest Bancorp, Inc	94,153
986	First NBC Bank Holding Company, (2)	18,764
733	First Northwest Bancorp, (2)	9,588
882	First of Long Island Corporation	26,769
10,723	FirstMerit Corporation, (3)	227,649
1,992	Flushing Financial Corporation	44,442
620	Franklin Financial Network, Inc, (2)	21,006
11,428	Fulton Financial Corporation, (3)	155,992
897	German American Bancorp, Inc	30,498
5,046	Glacier Bancorp, Inc	139,169
711	Great Southern Bancorp	27,871
3,908	Great Western Bancorp Inc, (3)	129,628
1,368	Green Bancorp, Inc, (2)	13,379
NUVEEN      37

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
1,005	Guaranty Bancorp	$ 16,954
5,037	Hancock Holding Company, (3)	146,023
2,065	Hanmi Financial Corporation	50,634
1,453	Heartland Financial USA, Inc	53,354
1,725	Heritage Commerce Coporation	18,078
1,955	Heritage Financial Corporation	34,134
1,681	Heritage Oaks Bancorp	13,683
4,977	Hilltop Holdings Inc, (2)	108,399
8,011	Home Bancshares, Inc, (3)	167,190
1,095	HomeTrust Bancshares Inc, (2)	20,126
5,144	Hope Bancorp Inc	79,063
724	Horizon Bancorp	19,924
2,711	IberiaBank Corporation	169,356
1,692	Independent Bank Corporation, (3)	84,955
1,397	Independent Bank Corporation	21,486
734	Independent Bank Group Inc	31,019
3,623	International Bancshares Corporation, (3)	99,343
18,820	Investors Bancorp, Inc	213,795
2,568	Lakeland Bancorp, Inc	30,585
1,074	Lakeland Financial Corporation	55,150
582	LCNB Corporation	10,325
3,079	LegacyTexas Financial Group Inc, (3)	87,813
1,294	Live Oak Bancshares Inc	16,964
1,750	Macatawa Bank Corporation	13,563
1,698	Mainsource Financial Group	37,814
4,858	MB Financial, Inc, (3)	186,499
1,177	MBT Financial Corporation	10,581
1,092	Mercantile Bank Corporation	27,497
338	Merchants Bancshares, Inc	10,742
310	Middleburg Financial Corporation	8,717
243	Midland States Bancorp, Inc	5,531
510	MidWestOne Financial Group Inc	14,764
361	Mutualfirst Financial, Inc	10,372
1,733	National Bank Holdings Corporation	34,712
470	National Bankshares, Inc	16,361
559	National Commerce Corporation, (2)	13,589
2,848	NBT Bancorp, Inc, (3)	84,927
502	Nicolet Bankshares, Inc, (2)	18,253
446	Northrim Bancorp, Inc	12,666
3,019	OFG Bancorp	32,032
553	Old Line Bancshares, Inc	10,584
8,513	Old National Bancorp	112,031
38      NUVEEN

Shares	Description (1)	Value
	Banks (continued)
2,179	Old Second Bancorp, Inc	$ 16,451
1,135	Opus Bank	36,638
489	Orrstown Financial Services Inc	9,457
1,387	Pacific Continental Corporation	20,084
1,014	Pacific Mercantile Bancorp, (2)	6,926
1,767	Pacific Premier Bancorp, Inc, (2)	42,673
959	Park National Corporation, (3)	85,850
3,125	Park Sterling Bank Inc	24,125
937	Peapack Gladstone Financial Corporation	18,806
324	Penns Woods Bancorp, Inc	13,721
900	Peoples Bancorp, Inc	20,205
489	Peoples Financial Services Corporation	19,301
859	Peoples Utah Bancorp	15,350
2,852	Pinnacle Financial Partners, Inc, (3)	151,503
803	Preferred Bank Los Angeles	26,234
562	Premier Financial Bancorp, Inc	10,026
5,199	Privatebancorp, Inc	229,796
4,530	Prosperity Bancshares, Inc, (3)	231,438
755	QCR Holdings, Inc	22,378
2,599	Renasant Corporation	83,740
642	Republic Bancorp, Inc	19,138
2,225	Republic First Bancorp, Inc, (2)	9,768
2,250	S&T Bancorp, Inc	57,352
1,595	Sandy Spring Bancorp, Inc	47,595
1,960	Seacoast Banking Corporation of Florida, (2)	31,301
1,524	ServisFirst Bancshares Inc, (3)	77,160
829	Shore Bancshares, Inc	9,749
799	Sierra Bancorp	14,286
1,930	Simmons First National Corporation	88,683
1,564	South State Corporation	114,031
380	Southern First Bancshares, Inc, (2)	10,283
742	Southern National Bancorp of Virginia, Inc	9,891
1,801	Southside Bancshares, Inc	55,093
1,230	Southwest Bancorp, Inc	23,887
2,312	State Bank Financial Corporation	50,587
8,391	Sterling Bancorp, (3)	141,724
720	Stonegate Bank	22,817
758	Suffolk Bancorp	24,946
551	Summit Financial Group Inc	10,827
620	Sun Bancorp, Inc	13,231
1,503	SY Bancorp, Inc	44,399
3,871	Talmer Bancorp Inc., Class A	81,368
NUVEEN      39

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
3,058	Texas Capital BancShares, Inc, (2),(3)	$ 148,435
968	Tompkins Financial Corporation, (3)	70,412
3,578	Towne Bank, (3)	82,115
1,334	Trico Bancshares	34,711
1,375	Tristate Capital Holdings Inc, (2)	19,621
960	Triumph Bancorp Inc, (2)	16,771
4,369	Trustmark Corporation, (3)	114,031
2,971	UMB Financial Corporation, (3)	164,623
14,264	Umpqua Holdings Corporation, (3)	217,241
2,917	Union Bankshares Corporation	78,292
258	Union Bankshares Inc, (3)	8,994
4,491	United Bankshares, Inc, (3)	172,005
4,645	United Community Banks, Inc	89,370
1,595	Univest Corporation of Pennsylvania	33,639
15,038	Valley National Bancorp, (3)	136,395
546	Veritex Holdings, Inc, (2)	9,484
958	Washington Trust Bancorp, Inc	36,366
535	WashingtonFirst Bankshares, Inc	12,840
5,871	Webster Financial Corporation, (3)	211,121
2,486	WesBanco, Inc	76,867
1,086	West Bancorp, Inc	20,634
1,652	Westamerica Bancorp, (3)	77,710
4,564	Wilshire Bancorp, Inc	49,017
3,066	Wintrust Financial Corporation	161,885
2,812	Xenith Bankshares, Inc, (2)	5,765
3,303	Yadkin Financial Inc	83,203
325	Your Community Bankshares, Inc	12,093
	Total Banks	10,894,309
	Beverages – 0.2%
583	Boston Beer Company, (2),(3)	106,619
302	Coca-Cola Bottling Company Consolidated	43,008
836	Craft Brewers Alliance Inc, (2)	9,814
831	MGI Ingredients, Inc, (3)	35,733
891	National Beverage Corporation, (2)	51,108
1,398	Primo Water Corporation, (2)	16,748
	Total Beverages	263,030
	Biotechnology – 4.9%
1,813	Acceleron Pharma Inc, (2)	61,497
7,603	Achillion Pharmaceuticals, Inc, (2)	62,953
2,768	Acorda Therapeutics, Inc, (2),(3)	69,975
1,104	Adamas Pharmaceuticals Inc, (2)	16,670
40      NUVEEN

Shares	Description (1)	Value
	Biotechnology (continued)
2,346	Aduro Biotech, Inc, (2)	$ 34,439
2,211	Advaxis Inc, (2),(3)	18,440
1,521	Adverum Biotechnologies Inc, (2)	5,506
4,941	Agenus Inc, (2)	27,423
1,739	Aimmune Therapeutics Inc, (2)	20,851
2,377	Akebia Therapeutics Inc, (2)	21,274
3,099	Alder Biopharmaceuticals Inc., (2),(3)	99,478
2,308	AMAG Pharmaceuticals Inc, (2),(3)	61,231
8,427	Amicus Therapeutics, Inc, (2)	56,629
2,161	Anavex Life Sciences Corporation, (2),(3)	8,298
2,565	Anthera Pharmaceuticals Inc, (2)	7,900
840	Applied Genetic Technologies Corporation, (2)	12,625
1,514	Ardelyx, Inc, (2)	16,170
16,226	Arena Pharmaceuticals, Inc, (2)	27,097
706	Argos Therapeutics Inc, (2)	3,714
11,708	Ariad Pharmaceuticals, Inc, (2),(3)	111,343
9,123	Array Biopharma, Inc, (2)	34,120
4,002	Arrowhead Pharmaceuticals, Incorporated, (2),(3)	23,852
1,500	Asterias Biotherapeutics, Inc, (2)	4,485
1,536	Atara Biotherapeutics Inc, (2)	36,864
5,039	Athersys Inc, (2),(3)	11,187
300	AveXis, Incorporated, (2)	11,289
1,617	Axovant Sciences Limited, (2)	23,932
1,386	Bellicum Pharmaceuticals, Inc, (2),(3)	22,010
4,912	BioCryst Pharaceuticals, Inc, (2)	17,781
358	BioSpecifics Technologies Corporation, (2)	14,499
4,598	BioTime Inc, (2)	14,346
2,451	Bluebird Bio Inc., (2),(3)	140,148
1,324	Blueprint Medicines Corporation, (2)	29,274
1,285	Cara Therapeutics Inc, (2)	7,620
6,369	Celldex Therapeutics, Inc, (2),(3)	29,425
805	Cellular Biomedicine Group, Inc, (2),(3)	11,986
4,812	Cepheid, Inc., (2),(3)	170,008
1,810	ChemoCentryx Inc, (2)	8,507
2,952	Chimerix Inc, (2)	11,778
709	Cidara Therapeutics, Inc, (2)	8,430
2,103	Clovis Oncology Inc, (2)	30,031
1,951	Coherus Biosciences Inc, (2)	49,536
994	Concert Pharmaceuticals Inc, (2)	11,421
219	Corvus Pharmaceuticals, Inc, (2)	2,880
7,193	Curis, Inc, (2)	12,084
2,244	Cytokinetics, Inc, (2)	24,953
NUVEEN      41

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
1,351	Cytomx Therapeutics Inc, (2)	$ 13,591
4,281	CytRx Corporation, (2)	2,783
808	Dimension Therapeutics Inc, (2)	5,753
2,573	Dynavax Technologies Corporation, (2)	39,701
585	Eagle Pharmaceuticals Inc, (2),(3)	25,237
1,075	Edge Therapeutics Inc, (2)	10,428
438	Editas Medicine, Incorporated, (2)	11,265
229	Eiger Biopharmaceuticals, Inc, (2)	4,454
2,150	Emergent BioSolutions, Inc, (2)	71,789
1,035	Enanta Pharmaceuticals Inc, (2)	23,277
2,601	Epizyme Inc, (2)	26,946
947	Esperion Therapeutics Inc, (2)	10,284
6,408	EXACT Sciences Corporation, (2),(3)	111,371
15,047	Exelixis, Inc, (2),(3)	138,131
3,465	FibroGen, Inc, (2)	66,285
1,785	Five Prime Therapeutics Inc., (2),(3)	90,482
1,536	Flexion Therapeutics Inc, (2)	25,436
2,256	Fortress Biotech, Inc, (2),(3)	6,836
890	Foundation Medicine Inc, (2)	20,799
12,136	Galena Biopharma Inc, (2)	5,396
1,236	Genomic Health, Inc, (2)	35,881
10,224	Geron Corporation, (2),(3)	27,400
1,094	Global Blood Therapeutics Inc, (2)	19,561
790	GlycoMimetics Inc, (2)	6,597
7,216	Halozyme Therapeutics, Inc, (2)	71,727
2,103	Heron Therapeutics Inc, (2),(3)	34,952
5,527	Idera Pharmaceuticals, Inc, (2),(3)	9,506
1,950	Ignyta, Inc, (2)	10,745
766	Immune Design Corporation, (2)	5,875
5,574	Immunogen, Inc, (2)	15,496
6,239	Immunomedics, Inc, (2),(3)	16,533
3,172	Infinity Pharmaceuticals, Inc, (2)	5,329
1,154	Inotek Pharmaceuticals Corporation, (2)	10,940
4,645	Inovio Pharmaceuticals Inc, (2),(3)	45,893
4,098	Insmed Incorporated, (2)	46,922
1,521	Insys Therapeutics Inc, (2),(3)	23,804
462	Intellia Therapeutics, Inc, (2)	8,741
1,505	Invitae Corporation, (2)	13,199
8,562	Ironwood Pharmacauticals Inc, (2)	120,981
1,493	Karyopharm Therapeutics Inc, (2)	11,018
5,225	Keryx Biopharmaceuticals, Inc, (2),(3)	38,456
2,593	Kite Pharma Inc., (2),(3)	146,842
42      NUVEEN

Shares	Description (1)	Value
	Biotechnology (continued)
920	La Jolla Pharmaceutical Company, (2)	$ 15,640
2,797	Lexicon Genetics, Inc, (2),(3)	45,647
1,260	Ligand Pharmceuticals, Inc, (2),(3)	169,949
3,517	Lion Biotechnologies Inc, (2)	31,090
882	Loxo Oncology Inc, (2),(3)	22,685
2,109	MacroGenics Inc, (2)	64,514
21,459	MannKind Corporation, (2),(3)	21,244
1,798	Medgenics Inc, (2)	10,374
1,966	MediciNova, Inc, (2),(3)	12,189
8,076	Merrimack Pharmaceuticals, Incorporated, (2),(3)	46,841
7,026	MiMedx Group Inc, (2),(3)	52,625
1,058	Minerva Neurosciences, Inc, (2)	11,744
742	Mirati Therapeutics, Inc, (2)	3,443
4,301	Momenta Pharmaceuticals, Inc, (2)	48,429
4,491	Myriad Genentics Inc, (2),(3)	139,131
1,103	NantikWest Inc, (2)	7,534
1,725	Natera, Inc, (2)	22,598
1,431	NewLink Genetics Corporation, (2)	15,140
17,868	Novavax, Inc, (2),(3)	130,794
1,159	Oncomed Pharamceuticals Inc, (2)	14,059
2,018	Ophthotech Corporation, (2)	129,636
5,882	Organovo Holdings Inc, (2),(3)	25,175
1,234	Osiris Therapeutics, Inc, (2),(3)	6,170
1,590	Otonomy, Inc, (2)	22,832
2,077	OvaScience Inc, (2)	10,468
10,613	PDL Biopahrma Inc	37,358
1,204	Pfenex Inc, (2)	9,716
4,124	PharmAthene Incorporated, (2)	10,557
3,228	Portola Pharmaceuticals Inc, (2)	83,799
4,504	Progenics Pharmaceuticals, Inc, (2)	26,348
419	Proteostasis Therapeutics, Inc, (2)	4,651
2,298	Prothena Corporation PLC, (2),(3)	126,505
2,189	PTC Therapeutics Inc, (2),(3)	13,068
1,634	Puma Biotechnology Inc, (2)	81,520
2,136	Radius Health Inc., (2),(3)	100,648
5,659	Raptor Pharmaceuticals Corporation, (2)	33,332
1,341	REGENXBIO Inc, (2)	10,956
2,566	Regulus Therapeutics Incorporated, (2)	9,161
2,235	Repligen Corporation, (2)	63,921
2,397	Retrophin Inc, (2)	42,978
6,163	Rigel Pharmaceuticals, Inc, (2)	14,113
1,752	Sage Therapeutics, Inc, (2)	78,595
NUVEEN      43

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
4,501	Sangamo Biosciences, Inc, (2)	$ 28,491
2,825	Sarepta Therapautics Inc, (2),(3)	71,416
1,179	Seres Therapeutics Inc, (2),(3)	12,898
1,835	Sorrento Therapeutics, Inc, (2)	11,542
1,264	Spark Therapeutics, Inc, (2)	73,236
4,332	Spectrum Pharmaceuticals, Inc, (2)	29,761
1,059	Stemline Therapeutics Inc, (2)	7,837
312	Syndax Pharmaceuticals, Inc, (2),(3)	3,875
12,006	Synergy Pharmaceuticals Inc, (2)	48,985
5,008	Synthetic Biologics, Inc, (2)	8,764
966	T2 Biosystems, Inc, (2)	5,468
1,773	Tesaro Inc., (2),(3)	165,315
2,444	TG Therapeutics Inc, (2)	14,444
586	Tobira Therapeutics Inc, (2)	2,526
642	Tokai Pharmaceuticals, Inc, (2)	809
2,960	Trevena Inc, (2)	18,559
1,914	Trovagene, Inc, (2),(3)	10,776
2,382	Ultragenyx Pharmaceutical Inc., (2),(3)	150,733
2,704	Vanda Pharmaceuticals, Inc, (2)	30,826
1,808	Versartis Inc, (2)	20,792
1,739	Vitae Pharmaceuticals, Inc, (2)	18,520
1,567	Vital Therapies Inc, (2),(3)	9,747
776	Voyager Therapeutics Inc, (2)	11,438
454	vTv Therapeutics Inc, Class A Shares, (2)	2,570
1,157	XBiotech Inc, (2)	16,510
2,128	Xencor Inc, (2)	40,304
1,512	Zafgen Inc, (2)	4,596
8,043	ZIOPHARM Oncology, Inc, (2),(3)	39,089
	Total Biotechnology	5,629,605
	Building Products – 1.2%
2,648	Aaon, Inc	70,119
2,298	Advanced Drainage Systems, Inc, (3)	61,380
916	American Woodmark Company	67,995
1,889	Apogee Enterprises, Inc, (3)	88,311
1,548	Armstrong Flooring, Inc, (2)	30,852
5,550	Builders FirstSource, Inc, (2),(3)	71,540
1,578	Caesarstone Sdot-Yam Limited, (2)	59,159
2,331	Continental Building Products Inc., (2)	54,662
954	CSW Industrials, Inc, (2)	32,369
2,087	Gibraltar Industries Inc.	73,629
2,087	Griffon Corporation	35,771
1,193	Insteel Industries, Inc	41,504
44      NUVEEN

Shares	Description (1)	Value
	Building Products (continued)
1,953	Masonite International Corporation, (2),(3)	$ 136,378
1,754	NCI Building Systems Inc, (2)	28,450
651	Nortek Inc, (2)	56,559
960	Patrick Industries, Inc, (2)	61,978
3,089	PGT, Inc, (2)	37,068
1,483	Ply Gem Holdings Inc, (2)	22,779
2,191	Quanex Building Products Corporation	43,798
2,723	Simpson Manufacturing Company Inc	111,098
1,931	Trex Company Inc, (2)	93,653
1,301	Universal Forest Products Inc	140,664
	Total Building Products	1,419,716
	Capital Markets – 1.3%
1,478	Arlington Asset Investment Corporation	20,589
408	Associated Capital Corp	12,195
615	B. Riley Financial, Inc	5,584
14,411	BGC Partners Inc., Class A	127,826
1,117	Calamos Asset Management, Inc. Class A	7,774
1,312	Cohen & Steers Inc	56,547
6,833	Cowen Group, Inc, Class A, (2),(3)	21,319
193	Diamond Hill Investment Group, Inc	36,861
2,585	Evercore Partners Inc., Class A, (3)	130,982
337	Fifth Street Asset Management Inc	1,355
3,541	Financial Engines Inc, (3)	93,447
409	GAMCO Investors Inc	13,963
1,895	Greenhill & Co Inc	37,578
191	Hennessy Advisors, Inc	6,628
2,447	HFF Inc., Class A Shares, (2)	69,030
780	Houlihan Lokey Inc	17,885
972	INTL FCStone Inc, (2)	28,324
2,214	Investment Technology Group	36,974
9,496	Janus Capital Group Inc, (3)	143,390
3,471	KCG Holdings Inc., Class A Shares, (2)	52,516
7,739	Ladenburg Thalmann Financial Services Inc, (2)	18,883
989	Manning & Napier Inc, (3)	7,704
464	Medley Management Inc., Class A Shares	3,485
1,137	Moelis & Company	28,300
2,655	OM Asset Management PLC	37,170
670	Oppenheimer Holdings Inc., Class A	10,546
1,015	Piper Jaffray Companies, (2)	41,960
1,173	PJT Pertners, Inc., Class A Shares	29,947
852	Pzena Investments Management, Inc	6,697
1,339	Safeguard Scientifics Inc, (2)	17,300
NUVEEN      45

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
465	Silvercrest Asset Management Corporation Class A	$ 5,650
4,246	Stifel Financial Corporation, (2),(3)	150,096
1,667	Virtu Financial, Inc., Class A Shares	28,672
418	Virtus Investment Partners Inc	35,233
5,255	Waddell & Reed Financial, Inc., Class A	95,956
1,235	Walter Investment Management Corporation	3,544
499	Westwood Holding Group Inc	26,756
7,607	WisdomTree Investments Inc, (3)	75,614
	Total Capital Markets	1,544,280
	Chemicals – 2.4%
1,894	A Schulman, Inc	55,513
1,457	AgroFresh Solutions, Inc, (2),(3)	9,398
1,884	American Vanguard Corp	28,034
4,698	Axiall Corporation	153,390
2,011	Balchem Corporation	128,443
3,333	Calgon Carbon Corporation	45,995
448	Chase Corporation, Common Stock	27,144
12,130	Chemours Company, (3)	112,809
4,252	Chemtura Corporation, (2)	119,439
2,216	Codexis Inc, (2)	9,640
5,509	Ferro Corporation	71,397
3,460	Flotek Industries Inc, (2),(3)	49,132
1,578	FutureFuel Corporation	18,084
4,694	GCP Applied Technologies, Inc, (2)	129,226
3,245	H.B. Fuller Company	151,087
687	Hawkins Inc	29,362
2,819	Ingevity Corporation, (2)	107,883
1,272	Innophos Holdings, Inc	54,772
1,331	Innospec, Inc	66,909
625	KMG Chemicals, Inc	17,181
1,328	Koppers Holdings Inc	41,991
2,027	Kraton Performance Polymers Inc, (2)	60,628
1,420	Kronos Worldwide Inc	8,023
1,366	LSB Industries Inc, (2)	15,818
2,294	Minerals Technologies Inc	149,706
10,965	Olin Corporation	229,169
3,030	OMNOVA Solutions Inc, (2)	28,694
5,769	PolyOne Corporation, (3)	202,319
862	Quaker Chemical Corporation	82,459
2,848	Rayonier Advanced Materials Inc	39,217
2,947	Sensient Technologies Corporation	217,577
1,247	Stepan Company	80,195
46      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
5,178	TerraVia Holdings Inc, (2)	$ 13,100
1,307	Trecora Resources, (2)	14,939
1,683	Tredegar Corporation	29,789
1,902	Trinseo SA, (3)	94,701
4,113	Tronox Limited, Class A	26,693
1,413	Valhi Inc	2,628
	Total Chemicals	2,722,484
	Commercial Services & Supplies – 2.3%
3,399	ABM Industries Inc	126,477
7,109	Acco Brands Corporation, (2)	79,905
1,446	American Ecology Corporation	65,504
711	Aqua Metals, Inc, (2)	6,619
2,639	ARC Document Solutions, (2)	10,398
3,090	Brady Corporation	99,313
3,145	Brinks Company	103,219
2,681	Casella Waste Systems, Inc, (2)	25,094
1,937	CECO Environmental Corporation	17,917
3,230	Deluxe Corporation, (3)	218,316
1,670	Ennis Inc	28,924
2,478	Essendant Inc, (3)	49,659
1,293	G&K Services, Inc	103,712
4,624	Healthcare Services Group, Inc	179,457
825	Heritage-Crystal Clean, Inc, (2)	10,403
3,001	HNI Corporation	156,442
2,401	Innerworkings, Inc, (2)	20,433
4,274	Interface, Inc.	76,334
2,444	Kimball International Inc., Class B	27,837
3,156	Knoll Inc	79,689
2,131	Matthews International Corporation	128,094
1,545	McGrath Rentcorp	49,239
3,964	Miller (Herman) Inc	129,900
2,964	Mobile Mini, Inc	96,360
2,057	MSA Safety Inc	114,945
900	Multi Color Corporation	58,122
562	NL Industries Inc	1,669
1,947	Quad Graphics Inc	49,376
1,084	SP Plus Corporation, (2)	26,049
5,697	Steelcase Inc	82,607
1,869	Team, Inc, (2),(3)	51,603
3,897	Tetra Tech, Inc	128,328
1,230	TRC Companies, (2)	8,635
996	UniFirst Corporation	116,412
NUVEEN      47

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
1,298	Viad Corporation	$ 45,196
2,881	West Corporation	63,699
	Total Commercial Services & Supplies	2,635,886
	Communications Equipment – 1.7%
3,229	ADTRAN, Inc.	58,768
1,581	Aerohive Networks Inc, (2)	11,557
1,098	Applied Optoelectronics Inc, (2),(3)	13,000
670	Bel Fuse, Inc., Class B	13,728
993	Black Box Corporation	13,554
2,343	CalAmp Corporation, (2)	33,271
2,687	Calix Inc, (2)	20,744
9,090	Ciena Corporation, (2),(3)	174,437
729	Clearfield Inc, (2)	14,587
1,493	Comtech Telecom Corporation	19,514
1,613	Digi International, Inc, (2)	17,920
1,729	EMCORE Corporation, (2)	11,204
6,840	Extreme Networks Inc, (2)	26,608
7,118	Finisar Corporation, (2)	133,534
4,916	Harmonic Inc, (2),(3)	16,174
9,301	Infinera Corporation, (2),(3)	81,477
2,333	Interdigital Inc	137,764
4,247	IXIA, (2)	48,840
1,088	KVH Industries, Inc, (2)	9,868
3,343	Lumentum Holdings Inc., (2)	101,126
2,079	Netgear, Inc, (2)	106,923
5,928	NetScout Systems, Inc, (2)	165,865
915	Numerex Corporation, (2)	6,981
6,532	Oclaro Inc, (2),(3)	37,428
2,159	Plantronics Inc.	104,150
8,734	Polycom Inc, (2)	108,214
4,175	ShoreTel, Inc, (2)	30,645
371	Silicom Limited	13,452
3,198	Sonus Networks, Inc., (2)	27,567
1,718	Ubiquiti Networks Inc, (3)	76,829
2,942	ViaSat, Inc, (2),(3)	217,208
15,528	Viavi Solutions Inc, (2)	110,715
	Total Communications Equipment	1,963,652
	Construction & Engineering – 0.9%
2,372	Aegion Corporation, (2)	48,673
1,630	Ameresco Inc., Class A Shares, (2)	8,069
885	Argan, Inc	40,825
48      NUVEEN

Shares	Description (1)	Value
	Construction & Engineering (continued)
2,454	Comfort Systems USA Inc	$ 74,553
2,029	Dycom Industries Inc, (2),(3)	190,827
4,054	Emcor Group Inc, (3)	225,808
2,616	Granite Construction Inc, (3)	130,225
3,907	Great Lakes Dredge & Dock Corporation	17,347
2,210	HC2 Holdings, Inc, (2)	10,166
518	IES Holdings, Inc, (2)	8,055
1,198	Layne Christensen Company, (2)	9,584
4,383	MasTec Inc., (2),(3)	107,164
1,256	MYR Group Inc, (2)	30,986
485	NV5 Holdings Inc, (2)	15,602
1,808	Orion Marine Group Inc, (2)	10,215
2,665	Primoris Services Corporation	48,103
2,667	Tutor Perini Corporation, (2)	66,995
	Total Construction & Engineering	1,043,197
	Construction Materials – 0.2%
4,769	Headwater Inc, (2),(3)	94,856
5,037	Summit Materials, Inc., Class A Shares, (2)	111,519
91	United States Lime & Minerals, Inc	5,733
944	US Concrete, Inc, (2),(3)	60,888
	Total Construction Materials	272,996
	Consumer Finance – 0.5%
1,582	Cash America International, Inc	67,789
1,575	Encore Capital Group, Inc, (2),(3)	38,446
1,766	Enova International, Inc, (2)	16,053
3,348	EZCORP, Inc, (2)	30,333
1,824	First Cash Financial Services, Inc	93,589
2,759	Green Dot Corporation, Class A Shares, (2)	66,768
21,769	LendingClub Corporation, (2),(3)	100,573
1,339	Nelnet Inc	54,109
3,126	PRA Group Inc, (2),(3)	87,090
698	Regional Management Corporation, (2)	13,122
458	World Acceptance Corporation, (2),(3)	19,905
	Total Consumer Finance	587,777
	Containers & Packaging – 0.1%
269	AEP Industries, Inc	21,644
379	Greif , Inc, Class B Shares	20,076
1,695	Greif Inc	68,020
1,349	Multi Packaging Solutions International Limited, (2)	19,588
1,653	Myers Industries, Inc	24,712
NUVEEN      49

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
424	UFP Technologies, Inc, (2)	$ 9,705
	Total Containers & Packaging	163,745
	Distributors – 0.1%
2,988	Core-Mark Holding Company, Inc	146,293
445	Weyco Group, Inc	12,433
	Total Distributors	158,726
	Diversified Consumer Services – 1.0%
2,427	2U Inc, (2),(3)	84,896
1,052	American Public Education Inc, (2)	30,129
5,652	Apollo Group, Inc., (2)	50,812
861	Ascent Media Corporation, (2)	14,654
1,092	Bridgepoint Education Inc, (2)	7,786
2,906	Bright Horizons Family Solutions Inc, (2),(3)	194,905
962	Cambium Learning Group Inc, (2)	4,656
790	Capella Education Company	47,297
4,390	Career Education Corporation, (2)	30,335
985	Carriage Services Inc	23,945
5,327	Chegg Inc, (2)	28,713
462	Collectors Universe, Inc	9,938
4,121	Devry Education Group Inc, (3)	91,775
2,977	Grand Canyon Education Inc, (2)	125,213
7,988	Houghton Mifflin Harcourt Company, (2),(3)	135,397
2,185	K12, Inc, (2)	27,050
451	Liberty Tax Inc., Class A Shares	6,251
5,594	LifeLock, Incorporated, (2),(3)	93,588
2,328	Regis Corporation	31,288
3,586	Sothebys Holdings Inc, (3)	116,151
709	Strayer Education Inc	32,415
1,786	Weight Watcher's International Inc, (3)	21,307
	Total Diversified Consumer Services	1,208,501
	Diversified Financial Services – 0.2%
4,646	FNFV Group, (2)	55,427
2,088	Gain Capital Holdings Inc	14,031
562	Marlin Business Services Corporation	10,318
1,563	Newstar Financial, Inc, (2)	15,974
3,175	On Deck Capital, Inc, (2),(3)	16,510
3,507	PHH Corporation, (2)	51,237
1,488	PICO Holdings, Inc, (2)	14,999
1,013	Resource America Inc	9,867
1,937	Tiptree Financial Inc., Class A	10,111
50      NUVEEN

Shares	Description (1)	Value
	Diversified Financial Services (continued)
77	Value Line, Inc	$ 1,392
	Total Diversified Financial Services	199,866
	Diversified Telecommunication Services – 0.8%
5,701	8X8, Inc, (2)	78,389
664	ATN International, Inc	48,817
13,563	Cincinnati Bell Inc, (2)	67,815
2,752	Cogent Communications Group, Inc., (3)	117,593
3,267	Consolidated Communications Holdings, Inc	91,313
1,349	FairPoint Communications Inc., (2),(3)	21,840
1,916	General Communication, Inc, (2)	29,487
24,688	Globalstar, Inc, (2),(3)	29,379
399	Hawaiian Telcom Holdco Inc, (2)	8,858
1,082	IDT Corporation	16,511
3,976	inContact, Inc, (2)	55,266
2,170	Inteliquent Incn	44,593
1,903	Intelsat SA, (2)	4,377
5,313	Iridium Communications Inc, (2),(3)	47,711
1,252	Lumos Networks Corporation	14,648
4,278	Orbcomm, Inc, (2),(3)	45,304
646	pdvWireless Inc, (2)	13,889
633	Straight Path Communications Inc., Class B Shares, (2)	11,546
12,007	Vonage Holdings Corporation, (2)	71,202
6,234	Windstream Holdings Inc	58,039
	Total Diversified Telecommunication Services	876,577
	Electric Utilities – 1.2%
3,287	ALLETE Inc	209,875
2,676	El Paso Electric Company	127,592
2,922	Empire District Electric Company	98,559
926	Genie Energy Limited, Class B Shares	5,945
3,257	IDACORP, INC	263,329
2,316	MGE Energy, Inc	130,043
2,514	Otter Tail Power Corporation	87,613
5,151	PNM Resources Inc, (3)	176,988
5,923	Portland General Electric Company, (3)	258,657
323	Spark Energy, Inc	8,007
903	Unitil Corp	39,497
	Total Electric Utilities	1,406,105
	Electrical Equipment – 0.8%
423	Allied Motion	9,568
776	American Superconductor Corporation, (2)	7,124
1,667	AZZ Inc	103,487
NUVEEN      51

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment (continued)
3,025	Babcock & Wilcox Enterprises, Inc, (2)	$ 46,464
1,341	Encore Wire Corporation	50,328
980	Energous Corporation, (2),(3)	12,172
2,876	EnerSys	179,319
3,081	Franklin Electric Company, Inc	119,296
1,484	Fuelcell Energy Inc, (2),(3)	7,999
4,340	Generac Holdings Inc., (2),(3)	164,009
3,161	General Cable Corporation	46,561
1,574	LSI Industries, Inc	17,251
11,953	Plug Power Inc, (2),(3)	21,396
588	Powell Industries Inc	21,662
300	Power Solutions International Inc, (2)	5,277
172	Preformed Line Products Company	8,406
4,185	Sunrun Inc, (2),(3)	21,678
2,075	Thermon Group Holdings Inc, (2)	41,873
1,064	Vicor Corporation	11,278
	Total Electrical Equipment	895,148
	Electronic Equipment, Instruments & Components – 6.1%
346	Acacia Communications, Inc, (2),(3)	22,500
2,644	Advanced Energy Industriess Inc, (2)	107,664
43,395	Advanced Micro Devices, Inc., (2),(3)	297,690
1,090	Agilysys Inc	12,448
1,239	Alpha & Omega Semiconductor Limited, (2)	17,705
2,119	Ambarella, Incorporated, (2),(3)	122,860
6,397	Amkor Technology Inc, (2)	40,237
1,920	Anixter International Inc, (2)	117,658
5,236	Applied Micro Circuits Corporation, (2)	34,453
2,988	AVX Group	40,816
1,928	Axcelis Technologies Inc., (2)	20,630
937	Badger Meter Inc	65,346
2,758	Belden Inc	201,913
3,389	Benchmark Electronics Inc, (2)	79,438
4,364	Brooks Automation Inc	54,681
1,599	Cabot Microelectronics Corporation	84,139
3,725	Cavium Inc, (2),(3)	173,846
1,333	CEVA, Inc, (2)	40,070
4,101	Cirrus Logic Inc, (2),(3)	199,268
1,602	Coherent Inc, (2)	169,892
1,676	Cohu Inc	17,699
1,410	Control4 Corporation, (2),(3)	12,281
2,147	CTS Corporation	41,029
2,486	Daktronics Inc	16,084
52      NUVEEN

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
2,425	Diodes Inc, (2)	$ 44,887
1,446	DSP Group Inc, (2)	15,660
1,145	DTS, Inc, (2)	31,820
1,129	Electro Rent Corporation	17,466
1,820	Electro Scientific Industries Inc	12,321
9,362	Entegris Inc, (2)	159,997
2,544	Exar Corporation, (2)	21,319
2,292	Fabrinet, (2),(3)	86,546
7,536	Fairchild Semiconductor International Inc., Class A, (2)	148,761
1,124	FARO Technologies, Inc, (2)	39,205
4,520	FormFactor Inc, (2)	42,262
3,073	GigPeak, Inc, (2)	5,808
3,938	II VI Inc, (2)	79,154
2,659	Inphi Corporation, (2),(3)	93,544
2,506	Insight Enterprises Inc, (2)	66,660
8,922	Integrated Device Technology, Inc., (2)	196,195
8,891	Intersil Holding Corporation, Class A	135,854
5,412	InvenSense Incorporated, (2)	36,693
2,213	Itron Inc, (2)	94,473
1,605	IXYS Corporation	17,559
1,886	Kimball Electronics Inc, (2)	23,801
5,844	Knowles Corporation, (2),(3)	78,543
4,300	Kopin Corporation, (2)	10,019
7,940	Lattice Semiconductor Corporation, (2)	47,719
1,459	Littelfuse Inc	182,404
1,518	MA-COM Technology Solutions Holdings Incorporated, (2),(3)	59,976
3,697	Maxlinear Inc., Class A, (2)	80,632
2,085	Maxwell Technologies, Inc, (2)	11,467
2,588	Mercury Computer Systems Inc., (2)	67,081
187	Mesa Laboratories, Inc	21,623
2,481	Methode Electronics, Inc	86,909
7,539	Microsemi Corporation, (2),(3)	294,019
3,524	MKS Instruments Inc., (3)	160,976
2,557	Monolithic Power Systems, Inc, (3)	185,945
964	MTS Systems Corporation	45,722
1,551	Nanometrics Inc, (2)	31,082
2,040	NeoPhotonics Corporation, (2)	25,602
2,331	Novanta, Inc, (2)	36,620
314	NVE Corporation	17,911
1,158	OSI Systems Inc., (2)	68,866
1,318	Park Electrochemical Corporation	21,352
691	PC Connection, Inc	17,835
NUVEEN      53

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
1,746	PDF Solutions, Inc, (2)	$ 28,809
4,297	Photronics Inc, (2)	41,509
2,173	Plexus Corporation, (2)	99,828
1,903	Power Integrations Inc	108,604
2,357	Radisys Corporation, (2)	11,361
7,468	Rambus Inc, (2)	100,967
1,821	Rofin Sinar Technologies Inc, (2)	57,544
1,204	Rogers Corporation, (2)	82,402
2,066	Rudolph Technologies, (2)	36,403
4,766	Sanmina-SCI Corporation, (2)	120,770
1,730	ScanSource, Inc, (2)	70,982
4,293	Semtech Corporation, (2)	109,128
2,397	Sigma Designs, Inc, (2)	16,060
2,763	Silicon Laboratories Inc., (2)	147,213
2,457	Synaptics, Inc, (2),(3)	127,641
1,935	SYNNEX Corporation, (3)	194,526
2,316	Tech Data Corporation, (2),(3)	180,486
3,260	Tessera Technologies Inc	104,776
4,797	TTM Technologies, Inc, (2)	47,730
1,991	Ultra Clean Holdings, Inc, (2)	12,722
1,521	Ultratech Stepper Inc, (2)	37,173
2,745	Universal Display Corporation, (2),(3)	194,456
2,611	Veeco Instruments Inc, (2)	43,786
8,759	Vishay Intertechnology Inc, (3)	116,757
815	Vishay Precision Group Inc, (2)	10,717
3,529	Xcerra Corporation, (2)	21,527
	Total Electronic Equipment, Instruments & Components	7,036,512
	Energy Equipment & Services – 0.9%
4,603	Archrock Inc	41,013
4,032	Atwood Oceanics Inc, (3)	43,062
2,253	Bristow Group Inc	24,355
1,269	Carbo Ceramics Inc, (3)	17,893
1,334	Dawson Geophysical Co, (2)	9,938
1,331	ERA Group Incorporated, (2)	11,686
2,244	Exterran Corp, (2)	28,544
4,333	Fairmount Santrol Holdings Inc, (2),(3)	29,681
3,975	Forum Energy Technologies Incorporated, (2)	64,912
850	Geospace Technologies Corporation, (2)	14,025
6,849	Helix Energy Solutions Group, (2),(3)	54,381
2,069	Hornbeck Offshore Services Inc, (2)	16,511
1,983	Independence Contract Drilling Inc, (2)	9,974
1,729	Matrix Service Company, (2)	28,649
54      NUVEEN

Shares	Description (1)	Value
	Energy Equipment & Services (continued)
16,000	McDermott International Inc, (2),(3)	$ 82,880
824	Natural Gas Services Group, (2)	20,691
5,439	Newpark Resources Inc, (2)	34,374
3,337	Oil States International Inc., (2),(3)	103,180
7,908	Parker Drilling Company, (2)	16,369
811	PHI Inc Non-Voting, (2)	15,668
4,165	Pioneer Energy Services Corporation, (2)	13,120
781	RigNet, Inc, (2)	9,333
1,007	SeaCor Smit Inc, (2)	56,916
25,025	Seadrill Limited, (3)	74,324
3,057	Tesco Corporation	20,207
5,974	TETRA Technologies, (2)	35,904
3,041	Tidewater Inc.	12,985
3,338	Unit Corporation, (2)	41,725
4,238	US Silica Holdings Inc, (3)	146,084
2,861	Willbros Group Inc., (2)	5,865
	Total Energy Equipment & Services	1,084,249
	Food & Staples Retailing – 0.6%
1,836	Andersons, Inc	67,895
926	Ingles Markets, Inc	35,957
581	Natural Grocers by Vitamin Cottage Incorporated, (2)	7,954
2,478	Performance Food Group Company, (2)	67,997
1,325	PriceSmart, Inc, (3)	103,191
1,570	Smart & Final Stores, Inc, (2)	21,650
2,433	SpartanNash Co	76,640
17,599	SUPERVALU INC, (3)	85,883
1,220	The Chef's Warehouse Inc, (2)	19,703
3,238	United Natural Foods Inc, (2)	161,835
463	Village Super Market, Inc	14,649
712	Weis Markets Inc	36,789
	Total Food & Staples Retailing	700,143
	Food Products – 1.4%
226	Alico Inc	6,685
1,934	Amplify Snack Brands, Inc, (2),(3)	27,579
4,105	B&G Foods Inc, (3)	211,777
1,025	Calavo Growers, Inc, (3)	67,424
2,026	Cal-Maine Foods, Inc, (3)	84,889
10,872	Darling International Inc, (2)	171,560
6,060	Dean Foods Company, (3)	111,868
503	Farmer Brothers Company	15,427
2,155	Fresh Del Monte Produce Inc	122,512
NUVEEN      55

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Food Products (continued)
1,478	Freshpet, Inc, (2),(3)	$ 12,918
1,171	Inventure Group, (2)	10,094
937	J&K Snack Foods Corporation	113,949
537	John B Sanfillippo & Son, Inc	25,062
1,192	Lancaster Colony Corporation	154,912
1,742	Landec Corporation, (2)	20,033
338	Lifeway Foods, Inc	3,377
834	Limoneira Company, (3)	14,753
1,404	Omega Protein Corporation, (2)	31,618
1,324	Sanderson Farms Inc, (3)	115,969
18	Seaboard Corproation	52,740
507	Seneca Foods Corporation, (2)	19,859
5,330	Snyders Lance Inc.	182,606
1,278	Tootsie Roll Industries Inc, (3)	47,452
	Total Food Products	1,625,063
	Gas Utilities – 1.3%
985	Chesapeake Utilities Corporation	63,109
453	Delta Natural Gas Company, Inc	11,955
5,534	New Jersey Resources Corporation, (3)	206,086
1,767	Northwest Natural Gas Company	114,749
3,401	One Gas Inc	220,929
5,287	South Jersey Industries Inc	168,550
3,134	Southwest Gas Corporation	242,885
2,931	Spire, Inc, (3)	203,411
3,342	WGL Holdings Inc	236,580
	Total Gas Utilities	1,468,254
	Health Care Equipment & Supplies – 3.1%
1,457	Abaxis, Inc	72,063
5,109	Accuray, Inc, (2)	27,997
803	Analogic Corporation	67,468
1,785	AngioDynamics, Inc, (2)	29,613
945	Anika Therapeutics, Inc, (2)	47,174
2,080	AtriCure, Inc., (2),(3)	31,595
92	ATRION Corporation	43,866
722	Avinger, Inc, (2)	3,567
1,597	AxoGen, Inc, (2)	10,732
2,372	Cantel Medical Corporation	158,805
2,109	Cardiovascular Systems, Inc, (2),(3)	41,357
6,584	Cerus Corporation, (2),(3)	48,656
2,366	ConforMIS Inc, (2),(3)	16,491
1,785	Conmed Corporation	72,542
56      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
3,637	Corindus Vascular Robotics, Inc, (2)	$ 5,201
2,085	CryoLife Inc	30,378
837	Cutera, Inc, (2)	9,031
1,569	Cynosure, Inc, (2)	86,232
5,364	Endologix, Inc., (2),(3)	75,686
495	Entellus Medical, Inc, (2),(3)	8,861
659	Exactech, Inc, (2)	17,813
2,726	Genmark Diagnostics Inc, (2),(3)	29,032
1,106	Glaukos Corporation, (2)	38,666
4,438	Globus Medical Inc, Class A, (2),(3)	101,852
2,024	Greatbatch, Inc, (2)	44,953
3,343	Haemonetics Corporation, (2)	101,360
3,097	Halyard Health Inc, (2),(3)	107,125
1,153	Heartware International Inc, (2),(3)	66,805
973	ICU Medical, Inc, (2)	113,607
1,079	Inogen Inc, (2)	57,985
3,818	Insulet Corporation, (2)	135,119
2,000	Integra Lifesciences Holdings Corporation, (2),(3)	168,540
2,094	Invacare Corporation	24,123
2,063	InVivo Therapeutics Holdings Corporation, (2),(3)	13,368
267	iRadimed Corporation, (2)	5,169
498	Iridex Corporation, (2)	8,073
1,703	K2M Group Holdings Inc., (2),(3)	28,542
894	LeMaitre Vascular, Inc	15,377
2,828	Masimo Corporation, (2)	149,799
2,698	Meridian Bioscience, Inc, (3)	52,233
2,848	Merit Medical Systems, Inc., (2)	66,757
2,132	Natus Medical, Inc, (2)	83,852
2,395	Neogen Corporation, (2)	132,084
1,589	Nevro Corporation, (2),(3)	131,410
3,351	Novocure Limited, (2),(3)	25,200
3,280	NuVasive, Inc, (2),(3)	204,016
4,214	Nxstage Medical, Inc., (2)	93,172
3,649	OraSure Technologies, Inc, (2)	24,886
1,213	Orthofix International NV, (2)	57,496
1,468	Oxford Immunotec Global PLC, (2)	11,803
1,685	Penumbra Inc, (2),(3)	115,102
1,741	Quidel Corporation, (2),(3)	39,695
3,251	Rockwell Medical Technologies, Inc, (2),(3)	26,171
3,886	RTI Biologics Inc, (2)	12,630
890	Second Sight Medical Products, Inc, (2)	3,596
1,857	Senseonics Holdings, Inc, (2)	6,165
NUVEEN      57

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
2,828	Spectranetics Corporation, (2),(3)	$ 65,553
2,512	STAAR Surgical Company, (2)	17,182
841	Surmodics Inc, (2)	23,069
1,142	Tandem Diabetes Care Inc, (2)	7,571
4,605	TransEnterix Inc, (2)	6,217
242	Utah Medical Products, Inc	15,747
1,117	Vascular Solutions, Inc, (2)	51,237
871	Veracyte Inc, (2)	4,311
439	ViewRay, Inc, (2)	1,651
6,829	Wright Medical Group, Inc, (2),(3)	149,760
2,347	Zeltiq Aesthetics Inc, (2),(3)	79,681
	Total Health Care Equipment & Supplies	3,622,870
	Health Care Providers & Services – 2.3%
656	AAC Holdings, Inc, (2),(3)	14,871
1,884	Aceto Corporation	48,438
490	Addus HomeCare Corporation, (2)	9,241
884	Adeptus Health Inc., Class A Shares, (2),(3)	39,400
2,355	Air Methods Corporation, (2),(3)	78,398
537	Almost Family, Inc, (2)	21,367
1,825	Amedisys, Inc., (2),(3)	97,729
577	American Renal Assocciates Holdings, Inc, (2)	13,761
3,133	AMN Healthcare Services Inc, (2),(3)	132,526
7,436	Bioscrip, Inc, (2)	19,036
1,750	BioTelemetry Inc, (2)	33,285
1,906	Capital Senior Living Corporation, (2)	37,129
1,080	Chemed Corporation	158,911
999	Civitas Solutions Inc, (2)	21,409
7,306	Community Health Systems, Inc, (2),(3)	93,298
655	Corvel Corporation, (2)	29,606
2,081	Cross Country Healthcare, Inc, (2)	30,424
3,026	Diplomat Pharmacy, Inc., (2),(3)	108,724
3,158	Ensign Group Inc	67,897
2,712	Genesis Healthcare Inc, (2)	5,587
2,855	HealthEquity, Inc, (2)	84,280
5,868	HealthSouth Corporation, (3)	252,617
2,008	Healthways Inc, (2)	33,815
5,577	Kindred Healthcare Inc	68,374
619	Landauer Inc	25,825
992	LHC Group, Inc, (2)	44,898
1,615	Magellan Health Services, Inc, (2)	110,579
2,864	Molina Healthcare Inc, (2),(3)	162,704
651	National Healthcare Corporation	42,055
58      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
634	National Research Corporation	$ 9,523
3,671	Nobilis Health Corporation, (2),(3)	10,462
4,018	Owens and Minor Inc, (3)	143,483
1,966	Pharmerica Corporation, (2)	52,217
820	Providence Service Corporation, (2)	39,663
1,962	Quorum Health Corp, (2)	21,366
2,536	RadNet, Inc, (2)	15,241
7,114	Select Medical Corporation, (3)	81,811
1,231	Surgery Partners Inc, (2)	22,318
1,776	Surgical Care Affiliates Inc, (2),(3)	92,370
4,492	Team Health Holdings Inc, (2),(3)	183,453
1,373	Teladoc, Inc., (2),(3)	23,945
1,563	Triple-S Management Corporation, Class B Shares, (2)	38,841
1,056	Trupanion Inc, (2),(3)	15,924
3,832	Universal American Corporation, (2)	29,353
801	US Physical Therapy, Inc	47,756
155	USMD Holdings Inc, (2),(3)	3,191
	Total Health Care Providers & Services	2,717,101
	Health Care Technology – 0.6%
2,669	Castlight Health Inc., Class B, (2)	9,955
732	Computer Programs and Systems, Inc, (3)	29,016
837	Cotiviti Holdings, Inc, (2)	20,205
1,007	Evolent Health Inc, (2),(3)	23,705
1,703	Healthstream, Inc, (2)	41,264
5,577	HMS Holdings Corporation, (2),(3)	110,871
1,059	Imprivata Inc, (2)	20,248
3,640	Medidata Solutions, Inc, (2)	193,466
2,345	Omnicell, Inc, (2)	90,705
1,464	Press Ganey Holdings, Inc, (2),(3)	58,443
3,231	Quality Systems Inc, (3)	39,677
1,664	Vocera Communications Incorporated, (2)	24,610
	Total Health Care Technology	662,165
	Hotels, Restaurants & Leisure – 3.1%
5,539	Belmond Limited, Class A, (2)	63,643
69	Biglari Holdings Inc, (2)	28,643
1,544	BJ's Restaurants, Inc., (2)	59,969
7,553	Bloomin Brands	135,803
1,281	Bob Evans Farms	47,115
648	Bojangles', Inc, (2)	11,262
5,462	Boyd Gaming Corporation, (2)	107,110
1,229	Buffalo Wild Wings, Inc., (2),(3)	206,423
NUVEEN      59

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
3,152	Caesars Acquisition Compnay, Class A, (2)	$ 33,916
3,754	Caesar's Entertainment Corporation, (2),(3)	25,903
2,296	Carrols Restaurant Group, Inc, (2)	27,805
1,241	CBRL Group Inc	195,346
1,411	Century Casinos, Inc, (2)	9,002
3,002	Cheesecake Factory Inc, (3)	155,293
823	Churchill Downs Inc	107,920
1,064	Chuy's Holdings Inc, (2)	35,878
4,259	ClubCorp Holdings Inc	61,756
2,508	Dave & Buster's Entertainment Inc, (2)	111,606
1,526	Del Friscos Restaurant Group, (2)	22,768
1,530	Del Taco Restaurants, Inc, (2),(3)	16,080
4,980	Denny's Corporation, (2)	55,577
2,458	Diamond Resorts International Inc, (2)	74,182
1,159	DineEquity Inc	94,308
1,341	El Pollo Loco Holdings, Inc, (2),(3)	17,648
1,823	Eldorado Resorts Inc, (2)	26,342
209	Empire Resorts, Inc, (2)	3,235
1,734	Fiesta Restaurant Group, (2)	38,738
329	Fogo De Chao, Inc, (2)	4,484
682	Golden Entertainment, Inc, (2)	9,282
743	Habit Restaurants Inc., Class A Shares, (2)	12,066
7,278	Interval Leisure Group Inc	130,858
1,805	Intl Speedway Corporation	60,955
1,024	Intrawest Resorts Holdings Inc, (2)	14,889
1,655	Isle of Capri Casinos, (2)	30,998
894	J Alexanders Holdings Inc, (2)	8,556
2,107	Jack in the Box Inc., Term Loan	186,238
843	Jamba, Inc, (2),(3)	9,104
547	Kona Grill, Inc, (2)	6,838
5,720	La Quinta Holdings Inc, (2)	70,756
974	Lindblad Expeditions Holdings, Inc, (2)	9,682
1,288	Luby's Inc, (2)	5,976
1,188	Marcus Corporation	26,314
1,520	Marriott Vacations World	115,976
656	Monarch Casino & Resort, Inc, (2)	15,304
201	Nathan's Famous, Inc, (2)	9,763
771	Noodles & Company, (2)	5,698
1,775	Papa John's International, Inc, (3)	131,261
4,933	Penn National Gaming, Inc, (2)	74,094
3,915	Pinnacle Entertainment Inc, (2)	42,752
1,004	Planet Fitness Inc, (2),(3)	20,582
60      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
1,434	Popeye's Louisiana Kitchen Inc, (2)	$ 82,140
1,576	Potbelly Corporation, (2)	20,535
938	Red Lions Hotels Corporation, (2)	7,448
914	Red Robin Gourmet Burgers, Inc, (2)	44,201
1,989	Red Rock Resorts, Inc, (3)	45,767
4,206	Ruby Tuesday, Inc, (2)	16,992
2,258	Ruth's Chris Steak House, Inc	36,060
3,402	Scientific Games Corporation, (2)	36,248
4,421	Seaworld Entertainment, (3)	68,083
1,039	Shake Shack Inc., Class A Shares, (2),(3)	41,570
3,176	Sonic Corporation	85,466
756	Speedway Motorsports Inc	13,359
4,387	Texas Roadhouse, Inc, (3)	207,154
1,041	Wingstop Inc, (2),(3)	27,066
1,249	Zoe's Kitchen Inc, (2),(3)	44,389
	Total Hotels, Restaurants & Leisure	3,552,175
	Household Durables – 1.3%
696	Bassett Furniture, Inc	17,978
2,322	Beazer Homes USA, Inc., (2)	22,268
574	Cavco Industries, Inc, (2)	57,044
984	Century Communities, Inc, (2)	17,417
706	CSS Industries Inc	18,575
1,644	Ethan Allen Interiors Inc	57,096
430	Flexsteel Industries, Inc	17,673
6,687	GoPro, Inc., Class A, (2),(3)	84,524
1,465	Green Brick Partners, Inc, (2)	10,343
1,843	Helen of Troy Limited, (2)	183,581
733	Hooker Furniture Corporation	16,954
8,484	Hovnanian Enterprises Inc, (2)	15,611
1,471	Installed Building Products Inc, (2)	52,706
1,777	Irobot Corporation, (2),(3)	67,384
5,522	KB Home, (3)	86,695
3,311	La Z Boy Inc	100,058
1,022	LGI Homes Inc, (2),(3)	35,085
1,412	Libbey Inc	26,390
730	Lifetime Brands, Inc	9,775
1,585	M/I Homes, Inc, (2)	35,742
2,527	MDC Holdings Inc	66,511
2,565	Meritage Corporation, (2)	93,340
267	Nacco Industries Inc	15,024
787	New Home Company Inc, (2)	7,752
2,102	Taylor Morrison, (2),(3)	34,158
NUVEEN      61

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Household Durables (continued)
2,550	TopBuild Corporation, (2)	$ 96,288
9,910	Tri Pointe Group, Incorporated, (2),(3)	133,289
535	UCP Inc., Class A, (2)	4,494
937	Univeral Electronics Inc, (2)	72,468
1,433	WCI Communities Inc, (2)	24,117
1,582	William Lyon Homes Inc, Class A Shares, (2),(3)	27,448
1,867	Zagg Inc, (2),(3)	11,818
	Total Household Durables	1,519,606
	Household Products – 0.3%
2,213	Central Garden & Pet Company, (2)	50,434
669	Central Garden & Pet Company, (2)	16,230
7,853	HRG Group, Inc, (2)	116,931
317	Oil Dri Corporation	11,872
599	Orchids Paper Products Company	18,395
942	WD 40 Company	108,311
	Total Household Products	322,173
	Independent Power & Renewable Electricity Producers – 0.6%
8,065	Atlantic Power Corporation	20,324
3,895	Atlantica Yield PLC, (3)	78,484
7,796	Dynegy Inc, (2)	117,954
2,453	NRG Yield Inc., Class A Shares	42,143
4,199	NRG Yield, Inc., Class C Shares, (3)	75,330
2,575	Ormat Technologies Inc	117,523
3,817	Pattern Energy Group Inc, (3)	93,020
5,579	Talen Energy Corporation, (2)	75,874
6,047	TerraForm Global Inc, Class A Shares	21,044
5,788	TerraForm Power, Inc	68,067
1,468	Vivint Solar Inc, (2)	4,433
	Total Independent Power & Renewable Electricity Producers	714,196
	Industrial Conglomerates – 0.0%
2,447	Raven Industries, Inc	50,800
	Insurance – 2.2%
2,910	Ambac Financial Group, Inc, (2)	52,904
5,268	American Equity Investment Life Holding Company, (3)	83,919
1,227	Amerisafe, Inc	71,816
1,908	Argo Group International Holdings Inc	99,006
671	Atlas Financial Holdings Inc, (2)	11,548
514	Baldwin & Lyons, Class B	13,616
390	Blue Capital Reinsurnance Holdings Limited	6,961
3,325	Citizens Inc, (2),(3)	27,764
11,862	CNO Financial Group Inc, (3)	206,043
62      NUVEEN

Shares	Description (1)	Value
	Insurance (continued)
881	Crawford & Co	$ 9,673
524	Donegal Group, Inc., B	8,473
1,159	eHealth, Inc, (2)	11,068
507	EMC Insurance Group Inc	14,059
2,063	Employers Holdings, Inc	58,837
754	Enstar Group, Limited, (2)	125,609
621	FBL Financial Group Inc	38,732
917	Federated National Holding Company	19,211
624	Fidelity & Guaranty Life	13,641
33,315	Genworth Financial Inc., Class A, (2),(3)	95,281
563	Global Indemnity PLC, (2)	16,907
1,871	Greenlight Capital Re, Ltd, (2),(3)	38,599
915	Hallmark Financial Services, Inc, (2)	9,708
554	HCI Group Inc	16,709
1,597	Heritage Insurance Holdings, Inc	19,787
2,661	Horace Mann Educators Corporation	90,953
457	Independence Holding Company	7,956
742	Infinity Property and Casualty Corporation	60,874
95	Investors Title Company	9,547
944	James River Group Holdings, Limited	31,775
2,812	Kemper Corporation	96,367
3,913	Maiden Holdings, Ltd	54,665
8,708	MBIA Inc, (2)	73,495
3,204	National General Holdings Corporation	66,099
462	National Interstate Corporation	14,983
144	National Western Life Group Inc	27,236
685	Navigators Group, Inc	64,164
1,469	OneBeacon Insurance Group Limited, Class A	20,581
719	Patriot National Inc, (2)	5,673
3,128	Primerica Inc, (3)	161,123
2,518	RLI Corporation	171,652
977	Safety Insurance Group, Inc	62,235
3,683	Selective Insurance Group Inc, (3)	144,226
969	State Auto Financial Corporation	21,880
2,026	State National Companies Inc	22,124
1,484	Stewart Information Services Corporation	63,530
4,373	Third Point Reinsurance Limited, (2)	55,056
1,429	United Fire Group Inc	60,018
1,109	United Insurance Holdings Corporation	17,589
2,169	Universal Insurance Holdings Inc, (3)	47,154
13,436	WMIH Corporation, (2)	32,515
	Total Insurance	2,553,341
NUVEEN      63

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Internet & Catalog Retail – 0.7%
1,617	1-800-Flowers, (2)	$ 14,763
768	Blue Nile Inc, (2)	22,318
634	Duluth Holdings Inc, (2)	15,723
6,948	Etsy, Inc, (2)	69,897
1,180	FTD Companies Inc, (2)	29,866
892	Gaia, Inc, (2)	7,288
2,103	Hosting Site Network, Inc, (3)	107,589
986	Lands' End Inc, (2),(3)	14,011
4,837	Liberty TripAdvisor Holdings Inc, (2)	114,492
1,870	Nutri System Inc	55,315
875	Overstock.com, Inc., (2)	14,263
1,074	PetMed Express, Inc, (3)	22,264
2,276	Shutterfly, Inc, (2),(3)	121,060
7,648	Travelport Worldwide Limited	103,172
2,087	Wayfair Inc., Class A Shares, (2),(3)	90,784
	Total Internet & Catalog Retail	802,805
	Internet Software & Services – 2.4%
2,626	Actua Corporation, (2)	26,207
682	Alarm Com Holdings Inc, (2),(3)	19,594
1,196	Amber Road Inc, (2)	10,549
2,833	Angie's List, (2),(3)	22,919
1,019	Apigee Corp, (2)	12,676
381	Appfolio Inc., Class A Shares, (2),(3)	6,126
576	Autobytel, Inc, (2)	8,559
3,139	Bankrate Inc, (2)	25,018
5,435	Bazaarvoice Inc, (2)	22,555
851	BenefitFocus Inc, (2),(3)	36,593
2,646	Blucora Inc, (2)	27,016
3,230	Box, Inc., Class A Shares, (2),(3)	37,630
2,104	Brightcove Inc, (2)	22,029
1,172	Carbonite Inc, (2)	12,904
1,239	CareCom Inc, (2)	13,617
1,535	ChannelAdvisor Corporation, (2)	24,192
1,661	Cimpress NV, (2)	157,463
3,170	ComScore Inc, (2),(3)	82,261
3,333	Cornerstone OnDemand Inc., (2)	143,952
1,995	Cvent Inc, (2)	65,077
3,320	DHI Group Inc, (2)	24,203
6,954	Earthlink Holdings Corporation	47,148
3,970	Endurance International Group Holdings Inc, (2)	35,651
2,742	Envestnet Inc., (2),(3)	104,662
1,874	Everyday Health Inc, (2)	15,292
64      NUVEEN

Shares	Description (1)	Value
	Internet Software & Services (continued)
2,185	Five9, Inc, (2)	$ 27,553
543	Global Sources, Limited, (2)	4,876
3,633	Gogo Inc, (2),(3)	30,554
5,346	GrubHub Inc, (2),(3)	202,720
1,746	GTT Communications Inc, (2)	35,845
2,669	Hortonworks Inc, (2)	31,254
695	Instructure Inc, (2)	15,109
2,599	Intralinks Holdings INc, (2)	18,089
3,118	J2 Global Inc, (3)	208,407
4,696	Limelight Networks Inc, (2)	7,936
1,558	Liquidity Services, Inc, (2)	12,589
3,690	Liveperson, Inc, (2)	24,631
1,667	LogMeIn Inc., (2)	143,212
2,106	Marchex, Inc	6,676
2,749	Marketo Inc, (2)	96,710
2,732	MeetMe Incorporated, (2)	17,567
953	MINDBODY, Inc., Class A Shares, (2)	16,744
5,885	Monster Worldwide Inc, (2)	14,889
1,453	New Relic, Inc, (2)	50,041
4,239	NIC, Incorporated	98,853
1,691	Q2 Holdings Inc, (2)	50,189
4,242	Qoutient Technology Inc, (2),(3)	53,704
2,411	QuinStreet, Inc, (2)	8,752
1,499	RealNetworks Inc, (2)	6,491
550	Reis, Inc	13,904
2,551	RetailMeNot Inc, (2)	21,301
769	Rightside Group, Limited, (2)	9,228
1,269	Shutterstock Incorporated, (2),(3)	69,909
1,069	SPS Commerce Inc., (2)	67,689
1,071	Stamps.com Inc, (2),(3)	81,187
1,286	TechTarget Inc, (2)	11,728
3,596	TrueCar Inc, (2)	33,695
2,834	Web.com, Inc, (2)	53,449
2,445	WebMD Health Corporation, Class A, (2),(3)	149,169
1,510	Xactly Corp, (2)	18,754
1,711	XO Group, Incorporated, (2)	31,192
	Total Internet Software & Services	2,748,489
	IT Services – 2.0%
5,056	Acxiom Corporation, (2)	116,035
1,224	ALJ Regional Holdings, Inc, (2)	5,912
3,635	Blackhawk Network Holdings Inc, (2)	126,462
1,564	CACI International Inc, (2)	149,096
NUVEEN      65

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
2,903	Cardtronics PLC, (2),(3)	$ 127,703
742	Cass Information Systems, Inc	38,562
5,887	Convergys Corporation, (3)	156,889
2,118	CSG Systems International Inc, (3)	85,271
1,252	Datalink Corporation, (2)	10,742
3,163	EPAM Systems Inc., (2),(3)	222,169
4,254	Evertec Inc	73,169
2,154	Exlservice Holdings, Inc, (2)	106,644
649	Forrester Research, Inc	26,564
1,548	Hackett Group, Inc	20,728
2,035	Higher One Holdings Incn, (2)	10,440
2,056	Information Services Group Inc, (2)	7,792
4,161	Lionbridge Technologies, Inc, (2)	18,766
1,568	ManTech International Corporation, Class A	61,952
4,261	Maximus Inc, (3)	251,058
1,982	Moneygram International Inc, (2)	13,795
400	Nci, Inc, (2)	5,076
3,581	NeuStar, Inc, (2),(3)	90,205
2,292	Perficient, Inc., (2)	50,928
972	PFSweb, Inc, (2)	9,632
2,802	Planet Payment Inc, (2)	13,141
2,800	Science Applications International Corporation	170,128
3,809	ServiceSource International Inc, (2)	17,217
2,521	Sykes Enterprises Inc, (2)	77,369
2,029	Syntel Inc, (3)	91,934
1,051	TeleTech Holdings, Inc	29,995
3,229	Unisys Corporation, (2)	31,999
1,918	Virtusa Corporation, (2)	52,170
	Total IT Services	2,269,543
	Leisure Equipment & Products – 0.3%
878	Arctic Cat, Inc, (3)	13,706
6,239	Callaway Golf Company	66,757
646	Escalade, Inc	6,932
1,065	JAKKS Pacific Inc, (3)	9,819
328	Johnson Outdoors, Inc	9,988
1,154	Malibu Boats Inc., Class A, (2)	15,740
691	Marine Products Corporation	6,309
472	MCBC Holdings, Inc, (2)	5,418
2,030	Nautilus Group, Inc., (2)	38,245
3,072	Performance Sports Group Limited, (2),(3)	10,230
3,628	Smith & Wesson Holding Corporation, (2),(3)	106,845
66      NUVEEN

Shares	Description (1)	Value
	Leisure Equipment & Products (continued)
1,208	Sturm, Ruger, & Company, (3)	$ 82,144
	Total Leisure Equipment & Products	372,133
	Life Sciences Tools & Services – 0.7%
1,594	Accelerate Diagnostics Inc., (2),(3)	31,322
1,614	Albany Molecular Research Inc, (2),(3)	23,306
2,109	Cambrex Corporation, (2)	110,533
1,895	ChromaDex Corporation, (2),(3)	7,580
2,627	Enzo Biochem Inc, (2)	18,310
1,862	Fluidigm Corporation, (2)	19,644
2,740	INC Research Holdings Inc., Class A Shares, (2)	121,958
2,628	Luminex Corporation, (2)	56,318
980	NanoString Technologies, Inc, (2)	13,318
3,463	NeoGenomics Inc, (2),(3)	30,197
5,043	Pacific Biosciences of California Inc, (2),(3)	43,118
3,475	Parexel International Corporation, (2)	232,304
1,601	PRA Health Sciences, Inc, (2)	74,254
	Total Life Sciences Tools & Services	782,162
	Machinery – 3.2%
3,852	Actuant Corporation	91,485
624	Alamo Group Inc	41,889
1,831	Albany International Corporation, Class A	77,506
1,708	Altra Industrial Motion, Inc, (3)	48,507
513	American Railcar Industries, (3)	21,551
1,282	Astec Industries Inc	77,279
3,327	Barnes Group Inc	126,193
357	Blue Bird Corporation, (2),(3)	5,030
2,885	Briggs & Stratton Corporation	65,576
1,975	Chart Industries, Inc, (2)	59,290
1,110	CIRCOR International Inc, (3)	63,203
3,153	CLARCOR, Inc., (3)	196,306
1,297	Columbus McKinnon Corporation NY	21,517
1,447	Douglas Dynamics Inc, (3)	38,780
928	Dynamic Material Corporation	9,503
2,279	Energy Recovery, Inc, (2)	24,385
1,477	EnPro Industries Inc	67,573
1,688	ESCO Technologies Inc.	71,487
769	ExOne Company, (2)	7,828
4,044	Federal Signal Corporation	53,179
797	Freightcar America Inc	11,875
342	Gencor Industries Inc, (2)	6,019
1,389	Global Brass & Copper Holdings Inc	39,337
NUVEEN      67

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
1,410	Gorman-Rupp Company, (3)	$ 38,197
655	Graham Corporation	11,803
1,795	Greenbrier Companies Inc, (3)	58,930
773	Hardinge, Inc	7,807
5,426	Harsco Corporation	53,121
3,908	Hillenbrand Inc	126,424
423	Hurco Companies, Inc	11,265
613	Hyster-Yale Materials Handling Inc	39,103
1,929	John Bean Technologies Corporation, (3)	129,089
6,527	Joy Global Inc, (3)	180,341
709	Kadant Inc	38,952
5,230	Kennametal Inc.	130,018
702	Lindsay Manufacturing Company	49,252
1,101	Lydall Inc, (2)	49,193
8,417	Manitowoc Company Inc	46,883
6,187	Meritor Inc, (2)	51,847
732	Midwest Air Group Inc	15,709
962	Milacron Holdings Corporation, (2)	16,566
3,684	Mueller Industries Inc	125,403
10,405	Mueller Water Products Inc, (3)	123,403
3,455	Navistar International Corporation, (2)	44,293
1,735	NN, Incorporated, (3)	29,269
187	OmegaFlex, Inc	6,379
1,633	Proto Labs Incorporated, (2),(3)	89,880
1,513	RBC Bearings Inc., (2)	115,033
5,488	Rexnord Corporation, (2)	116,840
2,751	SPX Corporation	41,650
2,337	SPX Flow Inc, (2)	63,753
826	Standex International Corporation	73,349
1,469	Sun Hydraulics Corporation	44,364
859	Supreme Industries, Inc	14,431
1,190	Tennant Company	76,255
3,071	Titan International Inc, (3)	20,299
2,930	TriMas Corporation, (2)	52,359
4,392	Wabash National Corporation, (2),(3)	63,596
1,821	Watts Water Technologies, Inc	112,629
3,504	Woodward Governor Company, (3)	205,124
	Total Machinery	3,698,107
	Marine – 0.1%
1,752	Costamare Inc, (2)	17,152
2,811	Matson Incorporated	105,047
68      NUVEEN

Shares	Description (1)	Value
	Marine (continued)
3,692	Scorpio Bulkers Inc, (2)	$ 12,147
	Total Marine	134,346
	Media – 1.8%
1,371	AMC Entertainment Holdings Inc	40,335
1,584	Carmike Cinemas, Inc, (2)	48,819
4,992	Central European Media Enterprises Limited, (2)	11,532
70	Daily Journal Corporation, (2)	15,988
5,130	Dreamworks Animation SKG Inc, (2)	210,176
3,824	E.W. Scripps Company, Class A, (3)	64,855
1,721	Entercom Communications Corporation	25,144
4,122	Entravision Communications Corporation	29,926
1,957	Eros International PLC, (2),(3)	34,071
7,780	Gannett Company, Inc	99,273
2,997	Global Eagle Acquisition Corporation, (2)	24,575
4,277	Gray Television Inc	42,342
144	Hemisphere Media Group Inc, (2)	1,827
3,906	Imax Corporation, (2),(3)	123,391
605	Liberty Braves Group, Class A Shares, (2)	9,976
2,082	Liberty Braves Group, Class-C Shares, (2)	33,270
1,514	Liberty Media Group, Class-A Shares, (2)	34,368
3,055	Liberty Media Group, Class-C Shares, (2)	68,493
847	Loral Space & Communications, Inc, (2)	29,755
3,390	MDC Partners, Inc, (3)	43,256
7,220	Media General Inc	127,000
2,484	Meredith Corporation, (3)	135,328
3,940	MSG Networks Inc, (2)	63,237
3,976	National CineMedia, Inc	61,946
2,889	New Media Investment Group Inc, (3)	51,020
8,238	New York Times, Class A	106,929
2,024	Nexstar Broadcasting Group, Inc, (3)	102,313
1,634	Radio One Inc, (2)	5,229
1,070	Reading International Inc., A, (2)	14,713
246	Saga Comunications Inc Class A Shares	10,091
732	Salem Communications Corporation	5,541
1,724	Scholastic Corporation	70,856
4,285	Sinclair Broadcast Group, Series A	119,209
442	T2 Biosystems, Inc, (2)	3,616
6,802	Time Inc	111,077
1,782	tronc, Inc, (2)	26,712
2,393	World Wrestling Entertainment Inc, (3)	47,262
	Total Media	2,053,451
NUVEEN      69

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Metals & Mining – 1.3%
15,699	AK Steel Holding Corporation, (3)	$ 102,985
7,186	Allegheny Technologies, Inc., (3)	127,983
567	Ampco-Pittsburgh Corporation	7,490
3,029	Carpenter Technology Inc, (3)	118,888
3,187	Century Aluminum Company, (2)	24,189
11,649	Cliffs Natural Resources Inc	92,144
10,584	Coeur d'Alene Mines Corporation, (2)	162,147
7,485	Commercial Metals Company, (3)	123,802
4,328	Ferroglobe PLC	40,337
3,310	Gold Resource Corp	18,602
170	Handy & Harman Limited, (2)	4,738
804	Haynes International Inc	30,536
25,262	Hecla Mining Company, (3)	163,950
1,089	Kaiser Aluminum Corporation	90,224
1,304	Materion Corporation	34,439
588	Olympic Steel Inc, (3)	16,852
1,734	Real Industry, Inc, (2)	13,595
833	Ryerson Holding Corporation, (2),(3)	12,028
1,712	Schnitzer Steel Industries, Inc	33,367
8,091	Stillwater Mining Company, (2)	123,792
4,219	SunCoke Energy Inc	32,191
2,581	TimkenSteel Corporation	25,862
3,043	Worthington Industries, Inc.	134,835
	Total Metals & Mining	1,534,976
	Multiline Retail – 0.5%
4,027	Avista Corporation	175,174
3,418	Black Hills Corporation, (3)	215,505
3,223	Northwestern Corporation	195,765
	Total Multiline Retail	586,444
	Multi-Utilities – 0.2%
2,948	Big Lots, Inc, (3)	156,775
2,517	Freds Inc	39,995
1,338	Ollie's Bargain Outlet Holdings, Inc, (2),(3)	34,975
745	Sears Holding Corporation, (2),(3)	11,480
2,984	Tuesday Morning Corporation, (2),(3)	23,544
	Total Multi-Utilities	266,769
	Oil, Gas & Consumable Fuels – 1.8%
8,173	Abraxas Petroleum Corporation, (2)	9,481
145	Adams Resources and Energy, Incorporated	4,389
2,020	Alon USA Energy, Inc	14,281
1,865	Ardmore Shipping Corporation	13,111
70      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
3,237	Bill Barrett Corporation, (2)	$ 19,325
2,098	California Resources Corporation, (2)	21,526
8,024	Callon Petroleum Company Del, (2),(3)	91,393
3,691	Carrizo Oil & Gas, Inc, (2)	121,065
382	Clayton Williams Energy, (2)	14,405
5,801	Clean Energy Fuels Corporation, (2)	17,345
27,007	Cobalt International Energy, Inc, (2)	40,240
1,126	Contango Oil & Gas Company, (2)	10,393
1,047	CVTR Energy Inc	15,496
4,081	Delek US Holdings Inc	51,094
23,277	Denbury Resources Inc., (3)	67,503
6,005	DHT Maritime Inc	27,983
1,619	Dorian LPG Limited, (2)	9,989
3,771	Eclipse Resources Corporation, (2)	11,879
2,561	EP Energy Corporation, Class A Shares, (2),(3)	10,679
898	Erin Energy Corporation, (2),(3)	2,299
1,412	Evolution Petroleum Corporation	7,695
9,261	Exco Resources Inc, (3)	12,780
4,299	Frontline Limited, (3)	34,134
2,820	GasLog Limited, (3)	37,703
2,597	Gener8 Maritime Inc, (2)	13,816
5,887	Golar LNG, Limited	99,844
2,455	Green Plains Renewable Energy, Inc	55,679
61	Isramco, Inc, (2)	4,825
1,873	Jones Energy Inc, Class A, (2)	6,930
5,496	Matador Resources Company, (2),(3)	115,911
5,304	Navios Maritime Acquisition Corporation	8,115
5,767	Nordic American Tanker Shipping Ltd, (3)	70,934
3,094	Northern Oil and Gas Inc, (2)	12,252
11,682	Oasis Petroleum Inc, (2)	88,783
2,392	Overseas Shipholding Group Inc	30,594
2,060	Pacific Ethanol, Inc, (2)	14,070
1,069	Panhandle Oil and Gas Inc	17,489
1,850	Par Petroleum Corporation, (2)	27,750
2,987	PDC Energy Inc, (2),(3)	163,598
2,842	Renewable Energy Group Inc, (2)	27,710
376	Rex Stores Corporation, (2)	24,741
2,367	Ring Energy Inc, (2)	18,794
5,207	RSP Permian Inc., (2),(3)	187,192
3,699	Sanchez Energy Corporation, (2)	23,452
10,812	Scorpio Tankers Inc	51,465
3,504	SemGroup Corporation, A Shares	101,476
NUVEEN      71

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
3,835	Ship Financial International Limited, (3)	$ 57,909
11,866	Synergy Resources Corporation, (2)	77,248
2,907	Teekay Shipping Corporation	18,023
7,711	Teekay Tankers Limited, Class A Shares	22,747
2,264	W&T Offshore Inc	4,505
4,493	Western Refining Inc, (3)	93,679
1,158	Westmoreland Coal Company, (2)	11,059
	Total Oil, Gas & Consumable Fuels	2,116,778
	Paper & Forest Products – 0.6%
2,556	Boise Cascade Company, (2)	69,447
1,150	Clearwater Paper Corporation, (2)	72,347
683	Deltic Timber Corporation	47,072
2,797	Glatfelter	57,786
5,716	KapStone Paper and Packaging Corp, (3)	81,624
9,545	Louisiana-Pacific Corporation, (2),(3)	192,809
1,082	Neenah Paper, Inc.	81,615
1,970	Schweitzer-Mauduit International Inc	74,486
	Total Paper & Forest Products	677,186
	Personal Products – 0.3%
29,158	Avon Products, Inc., (3)	118,673
1,688	Elizabeth Arden, Inc, (2)	23,463
1,156	Inter Parfums, Inc	37,616
909	Lifevantage Corporation, (2),(3)	12,717
702	Medifast, Inc	24,724
490	Natural Health Trends Corporation, (3)	16,459
717	Nature's Sunshine Products	8,461
431	Nutraceutical International Corporation, (2)	11,051
779	Revlon Inc, (2)	27,647
1,442	Synutra International Inc, (2)	5,033
342	USANA Health Sciences, Inc, (2),(3)	46,963
	Total Personal Products	332,807
	Pharmaceuticals – 2.0%
2,343	AcelRx Pharmaceuticals Inc, (2)	8,505
596	Aclaris Therapeutics Inc, (2)	11,741
1,593	Aerie Pharmaceuticals Inc, (2),(3)	27,639
868	Agile Therapeutics, Inc, (2)	6,076
2,355	Amphastar Pharmaceuticals, Inc, (2)	38,104
2,908	Ampio Pharmaceuticals Inc, (2)	2,879
510	ANI Pharmaceuticals Inc, (2)	30,906
2,207	Aratana Therpaeutics Inc, (2)	16,751
735	Axsome Therapeutics, Inc, (2)	5,748
72      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
5,496	Bio-Path Holdings Inc, (2)	$ 9,343
6,593	Catalent, Inc, (2),(3)	168,385
2,739	Cempra Inc, (2),(3)	49,220
896	Collegium Pharmaceutical Inc, (2)	10,868
4,944	Corcept Therapeutics, Inc, (2),(3)	28,675
4,040	DepoMed, Inc, (2),(3)	76,639
1,626	Dermira, Inc, (2)	54,569
8,352	Durect Corporation, (2)	16,203
1,465	Egalet Corporation, (2)	10,826
2,428	Endocyte Inc, (2)	7,721
704	Flex Pharma Inc, (2)	8,342
368	Heska Corporation, (2)	15,658
10,677	Horizon Pharma Inc, (2)	205,959
4,846	Impax Laboratories Inc, (2),(3)	152,261
5,346	Innoviva, Inc	68,803
1,687	Intersect ENT, Inc, (2)	26,722
2,271	Intra-Cellular Therapies Inc., (2),(3)	92,657
1,833	Lannett Company Inc, (2),(3)	57,226
1,095	Lipocine, Inc, (2)	4,041
4,457	Medicines Company, (2),(3)	174,313
744	MyoKardia Inc, (2),(3)	13,147
8,506	Nektar Therapautics, (2)	147,069
909	Neos Therapeutics Inc, (2)	8,026
1,184	Ocular Therapeutix, Inc, (2)	5,174
2,447	Omeros Corporation, (2),(3)	28,777
2,412	Pacira Pharmaceuticals, Inc, (2),(3)	87,435
1,212	Paratek Pharmaceuticals, Inc, (2)	15,598
1,129	Phibro Animal Health Corporation, Class A Shares	23,291
3,398	Prestige Brands Holdings Inc, (2)	181,793
376	Reata Pharmaceuticals, Inc, (2)	6,027
2,497	Relypsa Inc, (2)	79,754
1,352	Revance Therapeutics Inc, (2)	18,239
1,701	Sagent Pharmaceuticals Inc, (2)	36,895
3,207	SciClone Pharmaceuticals, Inc, (2)	33,866
1,608	Sucampo Pharmaceuticals, Inc, (2)	18,894
3,105	Supernus Pharmaceuticals Incorporated, (2)	68,993
2,674	Teligent, Inc, (2),(3)	21,713
2,336	Tetraphase Pharmaceuticals Inc, (2)	9,391
9,932	TherapeuticsMD, (2),(3)	77,172
2,400	Theravance Biopharma Inc, (2)	61,224
1,244	Titan Pharmacuetical Inc, (2)	6,170
489	WaVe Life Sciences Limited, (2)	9,443
NUVEEN      73

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals (continued)
1,596	Zogenix Inc, (2)	$ 14,572
	Total Pharmaceuticals	2,359,443
	Professional Services – 1.3%
3,301	Acacia Research	17,858
483	Barrett Business Services, Inc	20,759
3,170	CBIZ Inc, (2)	34,268
2,164	CEB Inc	129,926
592	CRA International, Inc, (2)	16,351
1,681	Exponent, Inc	85,412
758	Franklin Covey Company, (2)	12,446
2,691	FTI Consulting Inc., (2)	115,282
844	GP Strategies Corporation, (2)	17,690
1,185	Heidrick & Struggles International, Inc	23,060
2,323	Hill International, Inc, (2)	9,687
1,394	Huron Consulting Group, Inc, (2)	85,689
1,263	ICF International, Inc, (2)	52,263
1,005	IDI, Inc, (2)	5,206
1,044	Insperity Inc, (3)	81,944
1,925	Kelly Services, Inc	39,405
1,594	KForce Inc	28,469
3,793	Korn Ferry International	87,277
1,084	Mistras Group Inc, (2)	27,165
3,119	Navigant Consulting Inc, (2)	61,475
3,345	On Assignment, Inc, (2)	123,598
2,430	Resources Connection, Inc	36,207
3,511	RPX Corporation, (2)	35,356
2,745	The Advisory Board Company, (2)	114,631
2,788	TriNet Group Inc, (2)	60,472
2,712	TrueBlue Inc, (2)	60,559
269	VSE Corporation	17,098
2,417	WageWorks, Incorporated, (2)	149,395
	Total Professional Services	1,548,948
	Real Estate Investment Trust – 9.1%
4,448	Acadia Realty Trust	167,512
1,836	AG Mortgage Investment Trust Inc	27,503
1,530	Agree Realty Corporation	77,602
136	Alexander's Inc, (3)	58,381
3,699	Altisource Residential Corporation	35,510
2,589	American Assets Trust Inc	118,783
3,080	American Capital Mortgage Investment Corporation	50,389
6,399	Anworth Mortgage Asset Corporation	31,483
74      NUVEEN

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
3,779	Apollo Commercial Real Estate Finance, Inc, (3)	$ 61,409
2,075	Apollo Residential Mortgage Inc	28,158
1,753	Ares Commercial Real Estate Corporation	22,263
2,059	Armada Hoffler Properties Inc	30,823
2,373	Armour Residential REIT Inc, (3)	50,497
1,771	Ashford Hospitality Prime Inc	26,636
6,139	Ashford Hospitality Trust Inc	36,588
1,276	Bluerock Residential Growth REIT, Inc	16,996
6,197	Capstead Mortgage Corporation	61,660
3,774	CareTrust REIT Inc	54,534
2,557	CatchMark Timber Trust Inc., Class A	30,965
11,172	CBL & Associates Properties Inc	137,304
5,499	Cedar Shopping Centers Inc., (3)	44,212
2,477	Chatham Lodging Trust	59,398
3,858	Chesapeake Lodging Trust	97,492
1,426	City Office REIT, Inc	19,337
7,448	Colony Financial Inc	132,425
4,303	Colony Starwood Homes	140,966
834	Community Healthcare Trust Inc	19,174
2,220	Coresite Realty Corporation	183,217
14,009	Cousins Properties, Inc, (3)	149,056
10,228	CYS Investments Inc	91,541
13,292	DiamondRock Hospitality Company	130,527
4,939	Dupont Fabros Technology Inc	236,232
3,179	Dynex Capital, Inc	22,317
2,151	Easterly Government Properties, Inc	44,074
2,090	EastGroup Properties Inc	153,866
4,401	Education Realty Trust Inc, (3)	211,864
770	Farmland Partners, Inc.	9,071
9,266	FelCor Lodging Trust Inc., (3)	58,839
7,563	First Industrial Realty Trust, Inc.	222,882
3,799	First Potomac Realty Trust	38,408
3,999	Four Corners Property Trust, Inc	86,818
7,096	Franklin Street Properties Corporation	90,971
4,915	Geo Group Inc	170,108
1,653	Getty Realty Corporation	37,556
1,428	Gladstone Commercial Corporation	25,990
11,291	Global Net Lease, Inc, (3)	98,570
4,638	Government Properties Income Trust	110,663
27,966	Gramercy Property Trust	279,380
857	Great Ajax Corporation	11,869
2,688	Hannon Armstrong Sustainable Infrastructure Capital Inc, (3)	60,453
NUVEEN      75

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
7,457	Healthcare Realty Trust, Inc, (3)	$269,645
2,978	Hersha Hospitality Trust	56,284
6,189	Hudson Pacific Properties Inc	209,250
2,669	Independence Realty Trust	24,128
7,334	Invesco Mortgage Capital Inc	105,610
7,928	Investors Real Estate Trust	52,483
4,920	iStar Inc, (2),(3)	50,971
5,406	Kite Realty Group Trust	164,396
3,102	Ladder Capital Corporation, (3)	40,512
7,305	LaSalle Hotel Properties, (3)	201,253
15,220	Lexington Corporate Properties Trust, (3)	165,441
2,407	LTC Properties Inc	128,847
5,909	Mack-Cali Realty Corporation, (3)	166,634
15,701	Medical Properties Trust Inc	246,506
4,079	Monmouth Real Estate Investment Corporation	56,372
10,769	Monogram Residential Trust, Inc	115,336
2,429	National Health Investors Inc, (3)	190,847
2,322	National Storage Affiliates Trust	49,621
14,902	New Residential Investment	203,710
5,488	New Senior Investment Group Inc	65,801
7,283	New York Mortgage Trust, Inc.	47,631
10,507	New York REIT, Inc	100,237
1,225	NexPoint Residential Trust, Inc	23,875
3,946	Northstar Realty Europe Corporation	36,501
874	One Liberty Properties Inc	21,867
1,407	Orchid Island Capital Inc, (3)	15,702
663	Owens Realty Mortgage Inc, (3)	11,085
5,473	Parkway Properties Inc	95,066
4,734	Pebblebrook Hotel Trust, (3)	140,363
4,470	Penn Real Estate Investment Trust, (3)	113,717
4,824	PennyMac Mortgage Investment Trust	78,294
8,717	Physicians Realty Trust, (3)	189,333
2,630	Potlatch Corporation, (3)	100,598
1,506	Preferred Apartment Communities Inc	22,394
1,260	PS Business Parks Inc., (3)	139,721
3,099	QTS Realty Trust Inc., Class A Shares, (3)	177,418
6,462	RAIT Investment Trust	20,485
5,118	Ramco-Gershenson Properties Trust	101,541
4,996	Redwood Trust Inc	71,293
2,052	Resource Capital Corporation	27,928
6,435	Retail Opportunity Investments Corporation	146,911
4,244	Rexford Industrial Realty Inc	97,018
76      NUVEEN

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
8,098	RLJ Lodging Trust	$ 192,247
2,876	Ryman Hospitalities Properties, (3)	161,746
4,212	Sabra Health Care Real Estate Investment Trust Inc	100,709
630	Saul Centers Inc	42,317
4,198	Select Income REIT	116,536
1,652	Seritage Growth Properties, (3)	82,699
2,351	Silver Bay Realty Trust Corporation	42,365
4,551	STAG Industrial Inc	115,504
5,726	Summit Hotel Properties Inc	81,195
14,391	Sunstone Hotel Investors Inc, (3)	191,400
2,782	Terreno Realty Corporation	77,479
3,160	Tier REIT, Inc, (3)	55,079
1,613	UMH Properties Inc	19,937
2,075	United Development Funding IV, (3),(4)	4,980
808	Universal Health Realty Income Trust	48,213
5,941	Urban Edge Properties	177,695
1,801	Urstadt Biddle Properties Inc	44,485
4,861	Washington Real Estate Investment Trust, (3)	166,684
2,711	Western Asset Mortgage Capital Corporation	26,676
1,828	Whitestone Real Estate Investment Trust	29,559
12,299	WP GLIMCHER, Inc	155,951
7,222	Xenia Hotels & Resorts Inc	129,707
	Total Real Estate Investment Trust	10,568,060
	Real Estate Management & Development – 0.5%
3,159	Alexander & Baldwin Inc, (3)	124,465
765	Altisource Portfolio Solutions SA, (2),(3)	17,794
787	AV Homes Inc, (2)	11,270
283	Consolidated Tomoka Land Company	13,847
2,175	Forestar Real Estate Group Inc, (2)	26,709
546	FRP Holdings Inc, (2)	19,863
46	Griffin Land & Nurseries, Inc	1,481
6,001	Kennedy-Wilson Holdings Inc, (3)	126,321
961	Marcus & Millichap Inc, (2)	25,745
1,174	ReMax Holdings Inc	50,858
3,564	St Joe Company, (2)	65,684
411	Stratus Properties, Inc, (2)	7,229
888	Tejon Ranch Company, (2)	23,328
457	The RMR Group Inc	15,559
1,281	Trinity Place Holdings, Inc, (2)	10,415
	Total Real Estate Management & Development	540,568
NUVEEN      77

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Road & Rail – 0.5%
1,761	ArcBest Corporation	$ 32,948
1,803	Celadon Group, Inc	14,893
794	Covenant Transport, Inc, (2)	17,889
3,088	Heartland Express, Inc	57,190
4,431	Knight Transportation Inc, (3)	132,177
1,548	Marten Transport, Ltd.	33,514
156	PAM Transportation Services, Inc, (2)	3,125
1,906	Roadrunner Transportation System Inc, (2)	14,428
1,623	Saia, Inc, (2)	46,889
4,945	Swift Transportation Company, (2)	95,191
450	Universal Truckload Services, Inc	6,728
725	USA Truck, Inc, (2)	13,978
2,869	Werner Enterprises, Inc, (3)	72,069
2,120	YRC Worldwide Inc, (2)	25,164
	Total Road & Rail	566,183
	Software – 4.2%
2,916	A10 Networks Inc, (2)	22,803
7,550	ACI Worldwide, Inc, (2),(3)	149,565
1,612	American Software, Inc	17,780
5,522	Aspen Technology Inc, (2),(3)	231,317
2,650	AVG Technologies NV, (2)	65,534
1,456	Barracuda Networks Inc., (2)	32,148
3,125	Blackbaud, Inc	208,906
2,647	Bottomline Technologies, Inc, (2)	55,878
1,885	Broadsoft Inc., (2)	84,504
3,575	Callidus Software, Inc, (2)	73,395
2,563	CommVault Systems, Inc., (2)	132,610
554	Digimarc Corporation, (3)	20,171
1,734	Ebix, Inc, (3)	92,457
1,950	Ellie Mae Incorporated, (2)	179,614
1,751	EnerNOC, Inc, (2)	13,097
2,091	EPIQ Systems, Inc	34,167
418	ePlus, Inc, (2)	35,158
918	Exa Corporation, (2)	13,403
2,051	Fair Isaac Corporation, (3)	259,739
2,595	Fleetmatics Group Limited, (2),(3)	111,481
2,150	Gigamon Inc, (2)	100,448
1,701	Globant S.A, (2),(3)	71,765
6,811	Glu Mobile, Inc, (2)	15,938
1,497	Guidance Software, Inc, (2)	8,802
1,910	HubSpot, Inc, (2),(3)	104,267
1,898	Imperva Incorporated, (2)	89,434
78      NUVEEN

Shares	Description (1)	Value
	Software (continued)
3,730	Infoblox, Incorporated, (2)	$ 69,826
1,190	Interactive Intelligence Group, (2)	64,200
3,820	Jive Software Inc, (2)	14,516
388	Majesco, (2)	2,208
7,094	Mentor Graphics Corporation	151,528
628	Microstrategy Inc, (2)	109,831
1,949	Mitek Systems Inc, (2)	14,715
3,076	MobileIron, Inc, (2)	10,489
1,353	Model N Inc, (2)	17,467
2,590	Monotype Imaging Holdings Inc	51,256
856	Park City Group Inc, (2)	8,372
2,912	Paycom Software Inc, (2)	137,475
1,426	Paylocity Holding Corporation, (2),(3)	63,657
2,312	Pegasystems, Inc	64,505
3,272	Progress Software Corporation, (2)	95,084
2,702	Proofpoint, Incorporated, (2),(3)	205,001
1,668	PROS Holdings, Inc, (2)	30,991
490	QAD Inc A	9,271
6,215	QLIK Technologies Inc, (2),(3)	187,693
1,801	Qualys Incorporated, (2),(3)	56,533
1,316	Rapid7 Inc, (2),(3)	18,398
3,578	RealPage Inc., (2)	89,987
3,879	RingCentral Inc., Class A, (2),(3)	89,333
1,278	Rosetta Stone Inc, (2)	9,841
5,344	Rovi Corporation, (2)	100,521
1,544	Sapiens International Corporation NV	19,732
401	SecureWorks Corp, (2),(3)	5,939
2,507	Silver Springs Networks Inc, (2)	31,513
2,733	Synchronoss Technologies, Inc., (2)	102,050
5,471	Take-Two Interactive Software, Inc., (2),(3)	219,825
1,830	Tangoe Inc, (2)	14,805
2,157	TeleNav Inc, (2)	10,742
2,463	The Rubicon Project Inc, (2)	34,778
6,280	TiVo, Inc, (2)	66,191
1,456	TubeMogul Inc, (2)	16,322
707	Varonis Systems Inc, (2),(3)	18,163
1,898	Vasco Data Security International, Inc, (2),(3)	31,716
3,969	Verint Systems Inc, (2),(3)	139,987
3,203	VirnetX Holding Corporation, (2),(3)	13,869
1,453	Workiva Inc, (2),(3)	20,255
1,467	Xura Incorporated, (2)	36,455
5,373	Zendesk Inc, (2),(3)	162,479
NUVEEN      79

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
3,720	Zix Corporation, (2)	$ 15,103
	Total Software	4,857,003
	Specialty Retail – 2.7%
4,351	Aaron Rents Inc	104,206
4,498	Abercrombie & Fitch Co., Class A, (3)	93,154
11,028	American Eagle Outfitters, Inc., (3)	197,622
551	America's Car-Mart, Inc, (2),(3)	19,329
1,323	Asbury Automotive Group, Inc, (2)	80,438
11,451	Ascena Retail Group Inc, (2),(3)	93,097
2,651	Barnes & Noble Education, Inc, (2)	30,646
4,183	Barnes & Noble Inc	54,714
1,183	Big 5 Sporting Goods Corporation	12,492
881	Boot Barn Holdings, Inc, (2)	9,480
1,831	Buckle Inc, (3)	50,151
846	Build-A-Bear-Workshop, Inc, (2)	11,531
2,833	Caleres Inc	74,564
1,702	Cato Corporation	60,880
8,646	Chico's FAS, Inc., (3)	103,838
1,233	Childrens Place Retail Stores Inc, (3)	103,054
1,007	Citi Trends, Inc	16,797
1,343	Conn's, Inc, (2)	9,549
1,120	Container Store Group Inc, (2),(3)	6,194
2,434	Destination XL Group Inc, (2)	12,559
4,454	DSW Inc, (3)	108,054
4,919	Express Inc., (2),(3)	73,588
2,733	Finish Line, Inc	59,388
3,523	Five Below, Incorporated, (2),(3)	179,708
2,737	Francescas Holdings Corporation, (2)	34,787
1,372	Genesco Inc, (2)	95,244
4,543	GNC Holdings Inc	92,723
1,374	Group 1 Automotive Inc, (3)	85,628
4,004	Guess Inc, (3)	58,939
1,318	Haverty Furniture Companies Inc	24,291
1,387	Hibbett Sporting Goods, Inc, (2),(3)	48,434
1,022	Kirkland's, Inc, (2)	15,575
1,571	Lithia Motors Inc, (3)	135,562
1,752	Lumber Liquidators Inc, (2),(3)	26,333
1,648	Marinemax Inc, (2)	33,290
1,115	Mattress Firm Holding Corporation, (2),(3)	33,272
2,058	Monro Muffler Brake, Inc	128,872
36,626	Office Depot, Inc., (3)	126,726
1,117	Outerwall Inc	58,821
80      NUVEEN

Shares	Description (1)	Value
	Specialty Retail (continued)
1,782	Party City Holdco Inc, (2)	$ 28,548
5,667	Pier 1 Imports, Inc., (3)	29,015
3,429	Rent-A-Center Inc	37,033
2,561	Restoration Hardware Holdings Incorporated, (2),(3)	78,904
744	Sears Hometown and Outlet Stores, (2)	5,119
3,023	Select Comfort Corporation, (2)	72,129
968	Shoe Carnival, Inc	25,468
1,926	Sonic Automotive Inc.	35,015
1,708	Sportsman's Warehouse Holdings Inc, (2)	17,387
2,162	Stage Stores Inc	12,821
1,987	Stein Mart, Inc	17,088
765	Systemax Inc	6,847
3,234	Tailored Brands, Inc, (3)	47,378
2,155	Tile Shop Holdings Inc., (2),(3)	36,743
763	Tilly's Inc, Class A Shares, (2)	4,341
1,571	Vitamin Shoppe Inc, (2),(3)	45,967
1,162	West Marine, Inc, (2)	10,179
138	Winmark Corporation	13,879
1,286	Zumiez, Inc, (2),(3)	21,836
	Total Specialty Retail	3,109,227
	Technology Hardware, Storage & Peripherals – 0.7%
7,101	3D Systems Corporation, (2),(3)	95,082
2,089	Avid Technology Inc, (2)	13,599
1,168	CPI Card Group Inc, (3)	5,513
2,640	Cray, Inc, (2)	83,318
3,953	Diebold Inc, (3)	111,633
1,247	Eastman Kodak Company, (2)	21,124
3,032	Electronics For Imaging, (2),(3)	134,287
1,812	Immersion Corporation, (2)	13,608
4,166	Nimble Storage Inc, (2)	30,995
4,507	Pure Storage Inc, Class A Shares, (2),(3)	56,788
5,357	QLogic Corporation, (2)	83,141
2,359	Silicon Graphics International Corporation, (2)	12,739
3,293	Stratasys, Inc, (2),(3)	68,956
2,559	Super Micro Computer Inc, (2)	55,147
2,372	USA Technologies Inc, (2)	11,196
	Total Technology Hardware, Storage & Peripherals	797,126
	Textiles, Apparel & Luxury Goods – 1.0%
1,785	Columbia Sportswear Company	102,191
4,722	Crocs, Inc, (2)	53,500
680	Culp Inc	19,400
NUVEEN      81

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
2,113	Deckers Outdoor Corporation, (2),(3)	$ 139,479
471	Delta Apparel Inc, (2)	11,252
2,776	Fossil Group Inc, (2),(3)	87,722
2,847	G III Apparel Group, Limited, (2),(3)	113,965
3,088	Iconix Brand Group, Inc, (2)	22,234
1,037	Movado Group Inc	23,426
947	Oxford Industries Inc	54,149
790	Perry Ellis International, Inc, (2)	16,922
2,598	Sequential Brands Group Inc, (2),(3)	21,122
4,073	Steven Madden Limited, (2),(3)	142,637
532	Superior Uniform Group Inc	8,549
3,627	Tumi Holdings Inc, (2)	97,022
962	Unifi Inc, (2)	26,003
1,376	Vera Bradley Inc, (2),(3)	20,035
1,376	Vince Holding Company, (2)	6,880
6,410	Wolverine World Wide Inc	156,981
	Total Textiles, Apparel & Luxury Goods	1,123,469
	Thrifts & Mortgage Finance – 2.0%
5,819	Astoria Financial Corporation	85,365
3,159	Bank Mutual Corporation	24,135
1,189	BankFinancial Corporation	14,506
45	BBX Capital Corporation, (2)	870
1,187	Bear State Financial Inc, (3)	11,324
4,625	Beneficial Bancorp, Inc	62,715
3,972	BofI Holdings, Inc., (2),(3)	66,809
4,530	Brookline Bancorp, Inc	51,597
8,441	Capitol Federal Financial Inc	119,609
985	Charter Financial Corporation	12,844
1,450	Clifton Bancorp Inc	21,721
2,013	Dime Community Bancshares, Inc	34,825
4,943	Essent Group Limited, (2)	118,434
6,817	Everbank Financial Corporation	122,433
640	Federal Agricultural Mortgage Corporation	24,595
599	First Defiance Financial Corporation	24,972
1,330	Flagstar Bancorp Inc, (2)	35,125
200	Greene County Bancorp, Inc	3,332
85	Hingham Institution for Savings	11,135
381	Home Bancorp Inc	11,026
1,495	HomeStreet Inc	33,338
583	Impac Mortgage Holdings Inc, (2)	10,115
6,049	Kearny Financial Corporation	78,758
519	Lake Sunapee Bank Group	9,570
82      NUVEEN

Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)
421	LendingTree, Inc, (2),(3)	$ 42,513
3,193	Meridian Bancorp, Inc	46,937
475	Meta Financial Group, Inc	25,978
21,966	MGIC Investment Corporation, (2),(3)	157,935
2,392	Nationstar Mortgage Holdings, Incorporated, (2),(3)	30,211
3,222	NMI Holdings Inc., Class A Shares, (2)	20,234
2,786	Northfield Bancorp Inc	41,595
6,565	Northwest Bancshares Inc	97,884
859	OceanFirst Financial Corporation	16,201
6,948	Ocwen Financial Corporation, (2),(3)	13,896
2,554	Oritani Financial Corporation	41,426
856	PennyMac Financial Services Inc, (2)	10,794
291	Provident Bancorp, Inc, (2)	4,636
436	Provident Financial Holdings, Inc	8,498
4,245	Provident Financial Services Inc	85,537
14,254	Radian Group Inc., (3)	183,877
737	SI Financial Group, Inc	9,854
386	Southern Missouri Bancorp, Inc	9,422
552	Territorial Bancorp Inc	14,849
6,147	TrustCo Bank Corporation NY	40,755
3,493	United Community Financial Corporation	23,193
3,199	United Financial Bancorp Inc	42,067
1,822	Walker & Dunlop Inc, (2)	43,127
6,133	Washington Federal Inc	153,325
1,747	Waterstone Financial Inc	27,393
1,054	Westfield Financial Inc	8,295
1,962	WSFS Financial Corporation	69,043
	Total Thrifts & Mortgage Finance	2,258,628
	Tobacco – 0.2%
551	Alliance One International, Inc, (2)	9,532
394	Turning Point Brands, Inc, (2)	4,393
1,461	Universal Corporation	86,652
5,548	Vector Group Ltd.	122,556
	Total Tobacco	223,133
	Trading Companies & Distributors – 1.0%
3,160	Aircastle LTD	70,215
2,359	Applied Industrial Technologies Inc	110,755
3,958	Beacon Roofing Supply Company, (2),(3)	186,105
3,646	BMC Stock Holdings Inc, (2)	74,196
1,051	CAI International Inc, (2)	9,018
814	DXP Enterprises, Inc, (2)	13,545
NUVEEN      83

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors (continued)
2,708	GATX Corporation, (3)	$ 121,129
470	GMS, Inc, (2)	11,868
2,115	H&E Equipment Services, Inc	39,381
1,497	Kaman Corporation	64,611
393	Lawson Products, Inc	6,445
6,206	MRC Global Inc, (2)	82,105
709	Neff Corporation, Class A Shares, (2)	6,927
7,083	NOW Inc, (2)	129,690
435	Rush Enterprises, Class A, (2)	10,149
2,289	Rush Enterprises, Class A, (2)	52,601
770	SiteOne Landscape Supply, Inc, (2)	29,907
1,574	Textainer Group Holdings Limited, (3)	18,699
1,121	Titan Machinery, Inc, (2),(3)	12,566
2,656	Triton International Limited of Bermuda	44,594
2,845	Univar Inc, (2)	52,092
551	Veritiv Corporation, (2)	23,263
282	Willis Lease Finance Corporation, (2)	7,614
	Total Trading Companies & Distributors	1,177,475
	Transportation Infrastructure – 0.0%
3,682	Wesco Aircraft Holdings Inc, (2)	47,314
	Water Utilities – 0.3%
2,443	American States Water Co	105,538
530	Artesian Resources Corporation	18,068
3,181	California Water Service Group	107,295
722	Connecticut Water Service, Inc	36,858
952	Consolidated Water Company, Limited	12,785
544	Global Water Resources, Inc	4,602
1,044	Middlesex Water Company	43,128
1,081	SJW Corporation	45,791
850	York Water Company	26,724
	Total Water Utilities	400,789
	Wireless Telecommunication Services – 0.2%
2,369	Boingo Wireless Inc, (2)	21,700
3,542	NII Holdings, Inc, (2)	10,768
3,127	Shenandoah Telecommunications Company	128,457
1,335	Spok Holdings, Inc	24,671
	Total Wireless Telecommunication Services	185,596
	Total Common Stocks (cost $81,033,997)	113,653,362

84      NUVEEN

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Biotechnology – 0.0%
6,523	Chelsea Therapeutics International Limited, (4)	$ —
692	Clinical Data, Inc., (2),(4)	—
1,250	Durata Therapeutics Inc., (3),(4)	—
10,356	DYAX Corporation, (4)	11,495
2,878	Trius Therapeutics Inc., (4)	—
	Total Biotechnology	11,495
	Pharmaceuticals – 0.0%
424	Oncomed Pharamceuticals Inc., (4)	—
	Wireless Telecommunication Services – 0.0%
4,499	Leap Wireless International Inc., (4)	11,338
	Total Common Stock Rights (cost $11,402)	22,833

Shares	Description (1),(5)	Value
	EXCHANGE-TRADED FUNDS – 0.1%
791	CorEnergy Infrastructure Trust Inc., (3)	$23,271
	Total Exchange-Traded Funds (cost $25,912)	23,271

Shares	Description (1)	Value
	WARRANTS – 0.0%
154	Asterias Biotherapeutics Inc.	$ 36
106	Imperial Holdings, Inc., (4)	8
157	Tejon Ranch Company, (4)	—
	Total Warrants (cost $955)	44
	Total Long-Term Investments (cost $81,072,266)	113,699,510

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 32.5%
	MONEY MARKET FUNDS – 32.5%
37,695,813	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (6),(7)	$ 37,695,813
	Total Investments Purchased with Collateral from Securities Lending (cost $37,695,813)	37,695,813

Shares/Par Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MONEY MARKET FUNDS – 1.8%
2,016,016	First American Treasury Obligations Fund, Class Z, (6)	0.215%	N/A	N/A	$2,016,016
NUVEEN      85

Nuveen Small Cap Index Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares/Par Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$275	U.S. Treasury Bills, (9)	0.000%	9/15/16	AAA	$ 274,925
	Total Short-Term Investments (cost $2,290,926)				2,290,941
	Total Investments (cost $121,059,005) – 132.7%				153,686,264
	Other Assets Less Liabilities – (32.7)% (10)				(37,830,332)
	Net Assets – 100%				$115,855,932
Investments in Derivatives
as of July 31, 2016
Futures Contracts
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	16	09/16	$1,947,200	$5,600	$83,234
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$113,648,382	$ —	$ 4,980	$113,653,362
Common Stock Rights	—	—	22,833	22,833
Warrants	36	—	8	44
Exchange-Traded Funds	23,271	—	—	23,271
Investments Purchased with Collateral from Securities Lending	37,695,813	—	—	37,695,813
Short-Term Investments:
Money Market Funds	2,016,016	—	—	2,016,016
U.S. Government and Agency Obligations	—	274,925	—	274,925
Investments in Derivatives:
Futures Contracts	83,234	—	—	83,234
Total	$153,466,752	$274,925	$27,821	$153,769,498
86      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $121,394,834.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$41,580,171
Depreciation	(9,288,741)
Net unrealized appreciation (depreciation) of investments	$32,291,430

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,811,063.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for these exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(8)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
N/A	Not Applicable
REIT	Real Estate Investment Trust
NUVEEN      87

Nuveen Dividend Value Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 1.5%
115,057	General Dynamics Corporation	$ 16,900,723
	Airlines – 1.0%
287,094	Delta Air Lines, Inc., (2)	11,124,892
	Banks – 10.8%
2,577,296	Bank of America Corporation	37,345,019
365,544	BankUnited Inc	10,973,631
270,498	CIT Group Inc.	9,348,411
1,518,958	Huntington BancShares Inc, (2)	14,430,101
543,744	JPMorgan Chase & Co.	34,783,304
344,644	Pacwest Bancorp	14,251,029
	Total Banks	121,131,495
	Capital Markets – 1.3%
158,271	Ameriprise Financial, Inc.	15,168,693
	Chemicals – 1.9%
119,243	PPG Industries, Inc.	12,485,934
77,187	Praxair, Inc.	8,995,373
	Total Chemicals	21,481,307
	Commercial Services & Supplies – 1.1%
280,474	KAR Auction Services Inc.	11,995,873
	Communications Equipment – 4.5%
1,022,703	Cisco Systems, Inc.	31,223,123
308,643	QUALCOMM, Inc.	19,314,879
	Total Communications Equipment	50,538,002
	Construction & Engineering – 0.7%
222,736	Chicago Bridge & Iron Company N.V., (2)	7,530,704
	Consumer Finance – 1.7%
341,129	Discover Financial Services	19,389,772
	Containers & Packaging – 1.4%
369,923	WestRock Company	15,873,396
	Diversified Financial Services – 1.3%
212,301	NASDAQ Stock Market, Inc.	15,022,419
88      NUVEEN

Shares	Description (1)	Value
	Diversified Telecommunication Services – 5.5%
1,085,013	AT&T Inc., (2)	$46,970,213
2,819,306	Frontier Communications Corporation, (2)	14,660,391
	Total Diversified Telecommunication Services	61,630,604
	Electric Utilities – 1.8%
160,377	NextEra Energy Inc., (2)	20,574,765
	Electrical Equipment – 1.5%
262,220	Eaton PLC	16,627,370
	Electronic Equipment, Instruments & Components – 3.1%
273,602	Maxim Integrated Products, Inc.	11,157,489
170,094	Skyworks Solutions Inc	11,229,606
244,911	Xilinx, Inc.	12,510,054
	Total Electronic Equipment, Instruments & Components	34,897,149
	Energy Equipment & Services – 2.5%
345,076	Schlumberger Limited, (2)	27,785,520
	Food & Staples Retailing – 1.1%
134,032	CVS Health Corporation	12,427,447
	Health Care Equipment & Supplies – 2.3%
294,111	Medtronic, PLC	25,772,947
	Health Care Providers & Services – 2.1%
103,792	CIGNA Corporation	13,385,016
69,356	UnitedHealth Group Incorporated	9,931,779
	Total Health Care Providers & Services	23,316,795
	Hotels, Restaurants & Leisure – 1.9%
503,087	Hilton Worldwide Holdings Inc, (2)	11,666,588
179,880	Six Flags Entertainment Corporation	10,143,433
	Total Hotels, Restaurants & Leisure	21,810,021
	Industrial Conglomerates – 1.7%
630,907	General Electric Company, (2)	19,646,444
	Insurance – 2.6%
441,371	Hartford Financial Services Group, Inc.	17,588,635
587,114	Old Republic International Corporation	11,378,269
	Total Insurance	28,966,904
	IT Services – 2.4%
196,599	Fidelity National Information Services, (2)	15,635,518
394,518	Sabre Corporation	11,500,200
	Total IT Services	27,135,718
NUVEEN      89

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Leisure Equipment & Products – 1.0%
346,331	Mattel, Inc., (2)	$ 11,560,529
	Media – 1.1%
180,088	Comcast Corporation, Class A	12,110,918
	Multiline Retail – 3.7%
286,772	CMS Energy Corporation	12,956,359
169,714	DTE Energy Company	16,550,509
488,647	NiSource Inc	12,538,682
	Total Multiline Retail	42,045,550
	Multi-Utilities – 1.2%
364,790	Macy's, Inc., (2)	13,070,426
	Oil, Gas & Consumable Fuels – 11.2%
327,335	Anadarko Petroleum Corporation	17,849,577
375,694	Chevron Corporation, (2)	38,501,121
276,919	Exxon Mobil Corporation, (2)	24,631,945
192,184	Occidental Petroleum Corporation, (2)	14,361,910
100,145	Pioneer Natural Resources Company, (2)	16,280,573
580,848	Williams Companies, Inc	13,922,927
	Total Oil, Gas & Consumable Fuels	125,548,053
	Personal Products – 1.2%
282,780	Unilever NV	13,041,814
	Pharmaceuticals – 8.7%
141,780	AbbVie Inc., (2)	9,390,089
164,766	GlaxoSmithKline PLC	7,426,004
193,772	Johnson & Johnson	24,266,068
1,147,407	Pfizer Inc.	42,327,844
264,586	Teva Pharmaceutical Industries Limited, Sponsored ADR	14,155,351
	Total Pharmaceuticals	97,565,356
	Real Estate Investment Trust – 4.7%
188,622	Crown Castle International Corporation	18,301,993
299,456	Lamar Advertising Company, (2)	20,321,084
648,965	Starwood Property Trust Inc, (2)	14,147,437
	Total Real Estate Investment Trust	52,770,514
	Road & Rail – 1.3%
513,796	CSX Corporation	14,555,841
	Software – 3.3%
365,461	CA Technologies	12,663,224
421,565	Microsoft Corporation	23,894,304
	Total Software	36,557,528
90      NUVEEN

Shares	Description (1)	Value
	Specialty Retail – 1.1%
370,994	Best Buy Co., Inc., (2)	$ 12,465,398
	Technology Hardware, Storage & Peripherals – 3.3%
130,708	Apple, Inc.	13,621,081
685,798	Hewlett Packard Enterprise Co, (2)	14,415,474
191,953	Western Digital Corporation, (2)	9,119,687
	Total Technology Hardware, Storage & Peripherals	37,156,242
	Tobacco – 2.0%
334,662	Altria Group, Inc., (2)	22,656,617
	Total Long-Term Investments (cost $860,682,031)	1,117,853,746

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 16.8%
	MONEY MARKET FUNDS – 16.8%
188,182,028	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (3),(4)	$ 188,182,028
	Total Investments Purchased with Collateral from Securities Lending (cost $188,182,028)	188,182,028

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MONEY MARKET FUNDS – 0.3%
3,132,556	First American Treasury Obligations Fund, Class Z, (3)	0.215%	$ 3,132,556
	Total Short-Term Investments (cost $3,132,556)		3,132,556
	Total Investments (cost $1,051,996,615) – 116.6%		1,309,168,330
	Other Assets Less Liabilities – (16.6)%		(185,951,909)
	Net Assets – 100%		$1,123,216,421
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      91

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,117,853,746	$ —	$ —	$1,117,853,746
Investments Purchased with Collateral from Securities Lending	188,182,028	—	—	188,182,028
Short-Term Investments:
Money Market Funds	3,132,556	—	—	3,132,556
Total	$1,309,168,330	$ —	$ —	$1,309,168,330
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $1,053,933,921.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$262,622,057
Depreciation	(7,387,648)
Net unrealized appreciation (depreciation) of investments	$255,234,409

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $184,316,318.
(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
ADR	American Depositary Receipt
92      NUVEEN

Nuveen Mid Cap Value Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 1.6%
11,137	L-3 Communications Holdings, Inc	$1,688,703
	Banks – 5.6%
39,837	CIT Group Inc.	1,376,767
29,752	East West Bancorp Inc	1,018,113
159,145	Huntington BancShares Inc, (2)	1,511,877
62,685	Western Alliance Bancorporation, (3)	2,133,171
	Total Banks	6,039,928
	Building Products – 1.0%
21,224	Owens Corning	1,122,962
	Capital Markets – 5.0%
84,682	E*Trade Group Inc, (3)	2,123,825
40,045	Invesco LTD	1,168,513
36,799	Raymond James Financial Inc	2,020,265
	Total Capital Markets	5,312,603
	Chemicals – 0.9%
15,155	Eastman Chemical Company, (2)	988,561
	Construction & Engineering – 0.9%
29,945	Chicago Bridge & Iron Company N.V.	1,012,440
	Consumer Finance – 2.9%
26,486	Discover Financial Services	1,505,464
216,762	SLM Corporation	1,558,519
	Total Consumer Finance	3,063,983
	Containers & Packaging – 2.3%
78,770	Graphic Packaging Holding Company	1,074,423
32,543	WestRock Company	1,396,420
	Total Containers & Packaging	2,470,843
	Diversified Financial Services – 1.8%
27,587	NASDAQ Stock Market, Inc.	1,952,056
	Diversified Telecommunication Services – 1.4%
281,238	Frontier Communications Corporation, (2)	1,462,438
	Electric Utilities – 2.6%
35,669	Edison International, (2)	2,760,067
NUVEEN      93

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.4%
13,455	Hubbell Inc	$1,450,853
	Electronic Equipment, Instruments & Components – 4.1%
12,316	Arrow Electronics, Inc., (2),(3)	818,891
15,671	Lam Research Corporation, (2)	1,406,786
16,890	Maxim Integrated Products, Inc.	688,774
29,824	Xilinx, Inc.	1,523,410
	Total Electronic Equipment, Instruments & Components	4,437,861
	Energy Equipment & Services – 1.5%
100,016	Nabors Industries Inc.	900,144
42,190	Superior Energy Services, Inc	673,774
	Total Energy Equipment & Services	1,573,918
	Food Products – 1.4%
29,736	Pinnacle Foods Inc	1,493,045
	Health Care Equipment & Supplies – 5.3%
67,100	Boston Scientific Corporation, (3)	1,629,188
30,636	Hill Rom Holdings Inc	1,636,881
3,035	Teleflex Inc	547,241
14,393	Zimmer Holdings, Inc.	1,887,498
	Total Health Care Equipment & Supplies	5,700,808
	Health Care Providers & Services – 2.3%
17,861	Centene Corporation, (3)	1,260,093
9,451	CIGNA Corporation	1,218,801
	Total Health Care Providers & Services	2,478,894
	Hotels, Restaurants & Leisure – 3.4%
76,196	MGM Resorts International Inc., (3)	1,827,180
14,811	Royal Caribbean Cruises Limited, (2)	1,072,909
14,120	Six Flags Entertainment Corporation	796,227
	Total Hotels, Restaurants & Leisure	3,696,316
	Household Durables – 1.8%
8,993	Mohawk Industries Inc., (3)	1,878,997
	Insurance – 4.3%
46,172	Hartford Financial Services Group, Inc.	1,839,954
87,273	Old Republic International Corporation	1,691,351
31,939	Unum Group	1,067,082
	Total Insurance	4,598,387
	IT Services – 1.5%
20,072	Fidelity National Information Services	1,596,326
94      NUVEEN

Shares	Description (1)	Value
	Leisure Equipment & Products – 1.5%
19,908	Hasbro, Inc	$ 1,617,127
	Life Sciences Tools & Services – 0.8%
16,671	Agilent Technologies, Inc.	802,042
	Machinery – 4.0%
26,090	Ingersoll Rand Company Limited, Class A	1,728,723
12,539	Parker Hannifin Corporation, (2)	1,431,829
9,549	Stanley Black & Decker Inc.	1,162,113
	Total Machinery	4,322,665
	Metals & Mining – 1.2%
47,111	Steel Dynamics Inc	1,263,517
	Multiline Retail – 5.8%
50,300	Alliant Energy Corporation	2,024,575
23,889	DTE Energy Company	2,329,655
73,355	NiSource Inc	1,882,290
	Total Multiline Retail	6,236,520
	Multi-Utilities – 1.0%
16,751	WEC Energy Group, Inc., (2)	1,087,307
	Oil, Gas & Consumable Fuels – 7.8%
11,164	Cimarex Energy Company, (2)	1,339,903
23,812	Gulfport Energy Corporation, (2),(3)	692,691
17,744	Hess Corporation, (2)	951,966
20,252	HollyFrontier Company, (2)	514,806
47,365	Marathon Oil Corporation	646,059
46,807	Newfield Exploration Company, (2),(3)	2,026,743
13,697	Pioneer Natural Resources Company, (2)	2,226,721
	Total Oil, Gas & Consumable Fuels	8,398,889
	Pharmaceuticals – 1.3%
28,985	Medicines Company, (2),(3)	1,133,603
3,276	Perrigo Company	299,394
	Total Pharmaceuticals	1,432,997
	Real Estate Investment Trust – 12.2%
87,715	Developers Diversified Realty Corporation, (2)	1,731,494
19,540	Digital Realty Trust Inc, (2)	2,041,148
18,183	Life Storage, Inc.	1,861,394
250,050	MFA Mortgage Investments, Inc.	1,880,376
25,517	Post Properties, Inc.	1,622,626
13,869	SL Green Realty Corporation	1,634,046
106,775	Starwood Property Trust Inc, (2)	2,327,695
	Total Real Estate Investment Trust	13,098,779
NUVEEN      95

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 1.1%
10,935	Jones Lang LaSalle Inc	$ 1,197,054
	Software – 4.6%
26,704	Activision Blizzard Inc.	1,072,433
50,146	CA Technologies	1,737,559
10,573	Electronic Arts Inc., (2),(3)	806,931
19,700	Nice Systems Limited	1,352,405
	Total Software	4,969,328
	Specialty Retail – 3.8%
50,454	Best Buy Co., Inc., (2)	1,695,255
22,497	Foot Locker, Inc., (2)	1,341,271
12,098	Signet Jewelers Limited	1,063,535
	Total Specialty Retail	4,100,061
	Thrifts & Mortgage Finance – 0.6%
38,610	BofI Holdings, Inc., (2),(3)	649,420
	Total Long-Term Investments (cost $97,416,137)	105,955,695

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.8%
	MONEY MARKET FUNDS – 24.8%
26,672,468	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 26,672,468
	Total Investments Purchased with Collateral from Securities Lending (cost $26,672,468)	26,672,468

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.0%
	MONEY MARKET FUNDS – 1.0%
1,074,363	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 1,074,363
	Total Short-Term Investments (cost $1,074,363)		1,074,363
	Total Investments (cost $125,162,968) – 124.5%		133,702,526
	Other Assets Less Liabilities – (24.5)%		(26,284,692)
	Net Assets – 100%		$107,417,834
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
96      NUVEEN

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$105,955,695	$ —	$ —	$105,955,695
Investments Purchased with Collateral from Securities Lending	26,672,468	—	—	26,672,468
Short-Term Investments:
Money Market Funds	1,074,363	—	—	1,074,363
Total	$133,702,526	$ —	$ —	$133,702,526
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $125,280,468.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$12,860,392
Depreciation	(4,438,334)
Net unrealized appreciation (depreciation) of investments	$ 8,422,058

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,173,797.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      97

Nuveen Small Cap Value Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	COMMON STOCKS – 97.8%
	Aerospace & Defense – 1.1%
141,805	BWX Technologies, Inc	$ 5,219,842
	Auto Components – 1.0%
324,915	Dana Holding Corporation	4,431,841
	Banks – 13.7%
176,428	Bank of the Ozarks, Inc., (2)	6,349,644
130,681	Banner Corporation	5,454,625
259,469	Customers Bancorp Inc, (3)	6,678,732
149,262	East West Bancorp Inc	5,107,746
191,402	Heartland Financial USA, Inc	7,028,281
119,953	Opus Bank	3,872,083
222,823	Renasant Corporation	7,179,357
469,869	Sterling Bancorp, (2)	7,936,087
203,884	Webster Financial Corporation, (2)	7,331,668
181,055	Western Alliance Bancorporation, (3)	6,161,302
	Total Banks	63,099,525
	Capital Markets – 1.5%
102,556	Evercore Partners Inc., Class A, (2)	5,196,512
239,464	Manning & Napier Inc, (2)	1,865,425
	Total Capital Markets	7,061,937
	Chemicals – 3.8%
177,090	Kraton Performance Polymers Inc, (3)	5,296,762
121,924	Minerals Technologies Inc	7,956,760
253,061	Orion Engineered Carbons SA	4,137,548
	Total Chemicals	17,391,070
	Commercial Services & Supplies – 3.3%
56,292	G&K Services, Inc	4,515,181
275,888	Quad Graphics Inc	6,996,520
150,933	SP Plus Corporation, (3)	3,626,920
	Total Commercial Services & Supplies	15,138,621
	Communications Equipment – 3.7%
229,219	Finisar Corporation, (3)	4,300,148
77,379	Netgear, Inc, (3)	3,979,602
183,186	Plantronics Inc., (2)	8,836,893
	Total Communications Equipment	17,116,643
98      NUVEEN

Shares	Description (1)	Value
	Construction & Engineering – 3.8%
150,159	Emcor Group Inc, (2)	$ 8,363,856
364,024	Tutor Perini Corporation, (2),(3)	9,144,283
	Total Construction & Engineering	17,508,139
	Electric Utilities – 3.2%
159,471	El Paso Electric Company	7,603,577
204,168	PNM Resources Inc	7,015,213
	Total Electric Utilities	14,618,790
	Electrical Equipment – 1.3%
98,914	Regal-Beloit Corporation, (2)	6,034,743
	Electronic Equipment, Instruments & Components – 4.5%
606,988	Cypress Semiconductor Corporation, (2)	7,065,340
118,736	MKS Instruments Inc., (2)	5,423,860
40,208	OSI Systems Inc., (3)	2,391,170
421,811	Vishay Intertechnology Inc, (2)	5,622,741
	Total Electronic Equipment, Instruments & Components	20,503,111
	Energy Equipment & Services – 1.1%
133,697	Matrix Service Company, (3)	2,215,359
177,145	Superior Energy Services, Inc	2,829,006
	Total Energy Equipment & Services	5,044,365
	Food & Staples Retailing – 0.8%
113,893	SpartanNash Co	3,587,630
	Food Products – 0.7%
30,990	Treehouse Foods Inc., (2),(3)	3,197,858
	Gas Utilities – 1.3%
88,078	Spire, Inc, (2)	6,112,613
	Health Care Equipment & Supplies – 2.6%
95,154	Halyard Health Inc, (2),(3)	3,291,377
282,631	Nxstage Medical, Inc., (2),(3)	6,248,971
36,340	Steris PLC, (2)	2,578,323
	Total Health Care Equipment & Supplies	12,118,671
	Health Care Providers & Services – 3.1%
105,501	AMN Healthcare Services Inc, (2),(3)	4,462,692
306,031	Civitas Solutions Inc, (2),(3)	6,558,245
79,254	Landauer Inc, (2)	3,306,477
	Total Health Care Providers & Services	14,327,414
	Hotels, Restaurants & Leisure – 1.0%
28,183	CBRL Group Inc, (2)	4,436,286
NUVEEN      99

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Household Durables – 2.0%
97,780	CalAtlantic Group Inc, (2)	$ 3,540,614
195,652	La Z Boy Inc	5,912,603
	Total Household Durables	9,453,217
	Insurance – 6.9%
362,448	American Equity Investment Life Holding Company, (2)	5,773,797
104,245	Amerisafe, Inc	6,101,460
98,632	Argo Group International Holdings Inc	5,118,014
401,345	CNO Financial Group Inc, (2)	6,971,363
223,620	Horace Mann Educators Corporation	7,643,331
	Total Insurance	31,607,965
	IT Services – 2.1%
236,448	NeuStar, Inc, (2),(3)	5,956,125
171,751	Perficient, Inc., (3)	3,816,307
	Total IT Services	9,772,432
	Leisure Equipment & Products – 0.9%
79,933	Brunswick Corporation, (2)	3,966,275
	Machinery – 2.9%
205,015	Altra Industrial Motion, Inc, (2)	5,822,426
437,722	NN, Incorporated, (2)	7,384,370
	Total Machinery	13,206,796
	Media – 1.4%
118,794	Meredith Corporation, (2)	6,471,897
	Metals & Mining – 1.2%
340,040	Commercial Metals Company, (2)	5,624,262
	Oil, Gas & Consumable Fuels – 3.8%
402,653	Callon Petroleum Company Del, (2),(3)	4,586,218
96,965	PDC Energy Inc, (2),(3)	5,310,773
722,018	Scorpio Tankers Inc	3,436,806
394,855	WPX Energy Inc, (2),(3)	3,944,601
	Total Oil, Gas & Consumable Fuels	17,278,398
	Professional Services – 0.8%
157,296	Korn Ferry International, (2)	3,619,381
	Real Estate Investment Trust – 12.7%
455,108	Brandywine Realty Trust	7,677,672
79,603	Entertainment Properties Trust	6,688,244
60,958	Highwoods Properties, Inc.	3,396,580
216,539	Kite Realty Group Trust, (2)	6,584,951
175,467	LaSalle Hotel Properties, (2)	4,834,116
40,667	Life Storage, Inc.	4,163,081
100      NUVEEN

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
891,030	MFA Mortgage Investments, Inc.	$ 6,700,545
539,982	Monogram Residential Trust, Inc	5,783,207
315,276	STAG Industrial Inc	8,001,705
333,006	Summit Hotel Properties Inc	4,722,025
	Total Real Estate Investment Trust	58,552,126
	Software – 2.4%
163,409	EPIQ Systems, Inc	2,670,103
172,064	Mentor Graphics Corporation	3,675,287
127,075	Synchronoss Technologies, Inc., (3)	4,744,981
	Total Software	11,090,371
	Specialty Retail – 3.4%
65,559	Childrens Place Retail Stores Inc, (2)	5,479,421
312,576	Express Inc., (2),(3)	4,676,137
353,483	Kirkland's, Inc, (3)	5,387,081
	Total Specialty Retail	15,542,639
	Textiles, Apparel & Luxury Goods – 0.5%
76,688	Culp Inc	2,187,909
	Thrifts & Mortgage Finance – 3.8%
408,084	Everbank Financial Corporation	7,329,189
372,750	Radian Group Inc.	4,808,475
146,634	WSFS Financial Corporation	5,160,050
	Total Thrifts & Mortgage Finance	17,297,714
	Water Utilities – 1.5%
212,262	California Water Service Group	7,159,597
	Total Long-Term Investments (cost $402,912,376)	449,780,078

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.9%
	MONEY MARKET FUNDS – 23.9%
109,822,547	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 109,822,547
	Total Investments Purchased with Collateral from Securities Lending (cost $109,822,547)	109,822,547

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.7%
	MONEY MARKET FUNDS – 1.7%
8,017,754	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 8,017,754
	Total Short-Term Investments (cost $8,017,754)		8,017,754
	Total Investments (cost $520,752,677) – 123.4%		567,620,379
	Other Assets Less Liabilities – (23.4)%		(107,755,513)
	Net Assets – 100%		$ 459,864,866
NUVEEN      101

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$449,780,078	$ —	$ —	$449,780,078
Investments Purchased with Collateral from Securities Lending	109,822,547	—	—	109,822,547
Short-Term Investments:
Money Market Funds	8,017,754	—	—	8,017,754
Total	$567,620,379	$ —	$ —	$567,620,379
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $520,786,564.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$52,241,344
Depreciation	(5,407,529)
Net unrealized appreciation (depreciation) of investments	$46,833,815

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $106,870,943.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
102      NUVEEN

Nuveen Large Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 3.7%
57,398	Honeywell International Inc.	$ 6,677,109
28,442	Lockheed Martin Corporation	7,188,147
	Total Aerospace & Defense	13,865,256
	Beverages – 3.3%
41,321	Constellation Brands, Inc., Class A	6,802,676
32,903	Monster Beverage Corporation, (2),(3)	5,285,209
	Total Beverages	12,087,885
	Biotechnology – 4.2%
30,535	Alexion Pharmaceuticals Inc., (2),(3)	3,926,801
11,732	Amgen Inc.	2,018,256
14,197	Biogen Inc, (2)	4,116,136
21,675	Gilead Sciences, Inc.	1,722,512
40,565	Vertex Pharmaceuticals Inc., (2),(3)	3,934,805
	Total Biotechnology	15,718,510
	Capital Markets – 0.9%
33,805	Ameriprise Financial, Inc.	3,239,871
	Chemicals – 3.2%
43,068	Ecolab Inc., (3)	5,098,390
23,017	Sherwin-Williams Company	6,898,885
	Total Chemicals	11,997,275
	Communications Equipment – 0.6%
15,605	Palo Alto Networks, Incorporated, (2),(3)	2,042,538
	Diversified Financial Services – 0.7%
28,801	MSCI Inc.	2,478,038
	Electronic Equipment, Instruments & Components – 0.9%
38,287	Lam Research Corporation, (3)	3,437,024
	Food & Staples Retailing – 3.3%
44,309	Costco Wholesale Corporation, (3)	7,409,351
144,614	Kroger Co., (3)	4,944,353
	Total Food & Staples Retailing	12,353,704
	Health Care Equipment & Supplies – 3.6%
233,265	Boston Scientific Corporation, (2)	5,663,674
25,063	Edwards Lifesciences Corporation, (2)	2,870,215
NUVEEN      103

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
54,238	Medtronic, PLC	$ 4,752,876
	Total Health Care Equipment & Supplies	13,286,765
	Health Care Providers & Services – 2.8%
35,169	Centene Corporation, (2),(3)	2,481,173
22,452	CIGNA Corporation	2,895,410
11,180	Humana Inc.	1,929,109
16,512	McKesson HBOC Inc.	3,212,575
	Total Health Care Providers & Services	10,518,267
	Hotels, Restaurants & Leisure – 2.0%
125,857	Starbucks Corporation	7,305,999
	Household Durables – 1.2%
21,097	Mohawk Industries Inc., (2),(3)	4,408,007
	Household Products – 2.9%
29,674	Clorox Company, (3)	3,889,371
91,000	Colgate-Palmolive Company	6,773,130
	Total Household Products	10,662,501
	Industrial Conglomerates – 2.3%
47,588	3M Co.	8,487,796
	Internet & Catalog Retail – 7.4%
24,834	Amazon.com, Inc., (2)	18,844,287
6,381	priceline.com Incorporated, (2),(3)	8,619,519
	Total Internet & Catalog Retail	27,463,806
	Internet Software & Services – 9.8%
28,571	Alphabet Inc., Class A, (2)	22,609,375
112,904	Facebook Inc., Class A, (2)	13,993,322
	Total Internet Software & Services	36,602,697
	IT Services – 7.2%
93,106	MasterCard, Inc.	8,867,415
99,202	PayPal Holdings, Inc., (2)	3,694,282
109,132	Sabre Corporation	3,181,198
140,390	Visa Inc., (3)	10,957,440
	Total IT Services	26,700,335
	Life Sciences Tools & Services – 1.0%
23,670	Thermo Fisher Scientific, Inc., (3)	3,759,743
	Machinery – 0.8%
18,792	Snap-on Incorporated, (3)	2,953,539
	Media – 4.8%
130,803	Comcast Corporation, Class A	8,796,502
104      NUVEEN

Shares	Description (1)	Value
	Media (continued)
94,463	Walt Disney Company, (3)	$ 9,063,725
	Total Media	17,860,227
	Multi-Utilities – 1.9%
74,165	Dollar Tree Stores Inc., (2),(3)	7,141,348
	Oil, Gas & Consumable Fuels – 0.6%
13,858	Pioneer Natural Resources Company, (3)	2,252,895
	Personal Products – 1.3%
53,601	Estee Lauder Companies Inc., Class A, (3)	4,979,533
	Pharmaceuticals – 5.2%
99,996	AbbVie Inc., (3)	6,622,735
20,854	Allergan PLC, (2)	5,275,019
61,414	Bristol-Myers Squibb Company	4,594,382
50,568	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,705,388
	Total Pharmaceuticals	19,197,524
	Professional Services – 1.3%
92,819	Nielsen Holdings PLC, (3)	4,999,231
	Road & Rail – 0.7%
33,125	J.B. Hunt Transports Serives Inc.	2,753,681
	Semiconductors & Semiconductor Equipment – 0.6%
27,223	NXP Semiconductors NV, (2)	2,289,182
	Software – 10.0%
113,102	Activision Blizzard Inc.	4,542,176
61,795	Adobe Systems Incorporated, (2)	6,047,259
75,316	Electronic Arts Inc., (2),(3)	5,748,117
190,528	Microsoft Corporation	10,799,127
95,673	Salesforce.com, Inc., (2),(3)	7,826,052
27,926	ServiceNow Inc., (2)	2,092,216
	Total Software	37,054,947
	Specialty Retail – 6.7%
82,506	Home Depot, Inc., (3)	11,405,629
21,088	O'Reilly Automotive Inc., (2),(3)	6,128,805
28,260	Ulta Salon, Cosmetics & Fragrance, Inc., (2),(3)	7,381,795
	Total Specialty Retail	24,916,229
	Technology Hardware, Storage & Peripherals – 3.1%
111,683	Apple, Inc.	11,638,485
NUVEEN      105

Nuveen Large Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 1.5%
99,747	Nike, Inc., Class B, (3)	$ 5,535,959
	Total Long-Term Investments (cost $251,652,678)	369,988,797

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.5%
	MONEY MARKET FUNDS – 23.5%
87,287,378	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 87,287,378
	Total Investments Purchased with Collateral from Securities Lending (cost $87,287,378)	87,287,378

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MONEY MARKET FUNDS – 0.6%
2,213,735	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 2,213,735
	Total Short-Term Investments (cost $2,213,735)		2,213,735
	Total Investments (cost $341,153,791) – 123.6%		459,489,910
	Other Assets Less Liabilities – (23.6)%		(87,832,244)
	Net Assets – 100%		$371,657,666
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$369,988,797	$ —	$ —	$369,988,797
Investments Purchased with Collateral from Securities Lending	87,287,378	—	—	87,287,378
Short-Term Investments:
Money Market Funds	2,213,735	—	—	2,213,735
Total	$459,489,910	$ —	$ —	$459,489,910
106      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $346,465,912.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$119,729,546
Depreciation	(6,705,548)
Net unrealized appreciation (depreciation) of investments	$113,023,998

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $85,657,521.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
ADR	American Depositary Receipt
NUVEEN      107

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 2.7%
110,703	Rockwell Collins, Inc., (2)	$ 9,367,688
60,616	TransDigm Group Inc., (2),(3)	16,943,384
	Total Aerospace & Defense	26,311,072
	Airlines – 1.3%
187,421	Alaska Air Group, Inc.	12,598,440
	Beverages – 3.0%
75,507	Constellation Brands, Inc., Class A	12,430,717
107,642	Monster Beverage Corporation, (2),(3)	17,290,535
	Total Beverages	29,721,252
	Biotechnology – 2.9%
59,410	BioMarin Pharmaceutical Inc., (3)	5,906,542
153,143	Incyte Pharmaceuticals Inc., (2),(3)	13,815,030
86,864	Vertex Pharmaceuticals Inc., (2),(3)	8,425,808
	Total Biotechnology	28,147,380
	Building Products – 3.1%
488,734	Masco Corporation	17,829,016
135,565	Smith AO Corporation, (2)	12,592,633
	Total Building Products	30,421,649
	Chemicals – 3.3%
67,129	PPG Industries, Inc.	7,029,077
66,875	Sherwin-Williams Company	20,044,444
76,562	WR Grace & Company	5,732,197
	Total Chemicals	32,805,718
	Commercial Services & Supplies – 1.6%
371,107	KAR Auction Services Inc.	15,872,246
	Communications Equipment – 2.2%
123,307	Harris Corporation, (2)	10,680,852
83,103	Palo Alto Networks, Incorporated, (2),(3)	10,877,352
	Total Communications Equipment	21,558,204
	Diversified Consumer Services – 1.4%
792,993	LifeLock, Incorporated, (2),(3)	13,266,773
	Diversified Financial Services – 6.9%
148,590	CBOE Holdings Inc.	10,222,992
47,376	Intercontinental Exchange Group, Inc., (2)	12,516,739
108      NUVEEN

Shares	Description (1)	Value
	Diversified Financial Services (continued)
154,102	MSCI Inc.	$13,258,936
137,059	NASDAQ Stock Market, Inc.	9,698,295
177,737	S&P Global, Inc.	21,719,462
	Total Diversified Financial Services	67,416,424
	Electrical Equipment – 1.5%
57,297	Acuity Brands Inc., (2)	15,036,452
	Electronic Equipment, Instruments & Components – 5.1%
274,141	Amphenol Corporation, Class A	16,316,872
167,859	Lam Research Corporation, (2)	15,068,703
188,433	MA-COM Technology Solutions Holdings Incorporated, (2),(3)	7,444,988
291,490	Microsemi Corporation, (2),(3)	11,368,110
	Total Electronic Equipment, Instruments & Components	50,198,673
	Health Care Equipment & Supplies – 7.0%
73,292	Abiomed, Inc., (2),(3)	8,646,257
354,477	Boston Scientific Corporation, (3)	8,606,702
52,545	C. R. Bard, Inc.	11,755,893
127,906	DexCom, Inc., (2),(3)	11,796,770
112,219	Edwards Lifesciences Corporation, (3)	12,851,320
403,794	Hologic Inc., (2),(3)	15,542,031
	Total Health Care Equipment & Supplies	69,198,973
	Health Care Providers & Services – 2.8%
203,136	Acadia Healthcare Company Inc., (2),(3)	11,477,184
232,348	Centene Corporation, (3)	16,392,151
	Total Health Care Providers & Services	27,869,335
	Hotels, Restaurants & Leisure – 2.6%
82,113	Marriott International, Inc., Class A, (2)	5,887,502
483,036	MGM Resorts International Inc., (3)	11,583,203
79,890	Wynn Resorts Ltd, (2)	7,825,226
	Total Hotels, Restaurants & Leisure	25,295,931
	Household Durables – 2.8%
383,221	D.R. Horton, Inc., (2)	12,600,306
73,271	Mohawk Industries Inc., (2),(3)	15,309,243
	Total Household Durables	27,909,549
	Household Products – 1.2%
90,485	Clorox Company, (2)	11,859,869
	Internet & Catalog Retail – 1.9%
118,732	Expedia, Inc., (2)	13,850,088
3,842	priceline.com Incorporated, (3)	5,189,812
	Total Internet & Catalog Retail	19,039,900
NUVEEN      109

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services – 7.3%
75,857	EPAM Systems Inc., (2),(3)	$ 5,328,196
262,873	Fidelity National Information Services	20,906,290
139,748	Gartner Inc., (3)	14,009,737
332,998	Genpact Limited, (3)	8,914,356
317,672	Sabre Corporation	9,260,139
266,786	Total System Services Inc.	13,584,743
	Total IT Services	72,003,461
	Life Sciences Tools & Services – 4.0%
585,368	Accelerate Diagnostics Inc., (3)	11,502,481
198,420	Quintiles Transnational Corporation, (2),(3)	15,405,329
78,445	Waters Corporation, (2),(3)	12,467,264
	Total Life Sciences Tools & Services	39,375,074
	Machinery – 3.4%
99,647	Nordson Corporation, (2)	8,797,834
88,786	Snap-on Incorporated, (2)	13,954,496
90,016	Stanley Black & Decker Inc.	10,954,947
	Total Machinery	33,707,277
	Media – 5.1%
446,259	Discovery Communications inc., Class A, (2),(3)	11,196,638
512,563	Interpublic Group of Companies, Inc.	11,819,703
171,162	Liberty Broadband Corporation, Class A, (3)	10,750,685
3,620,231	Sirius XM Holdings Inc., (2),(3)	15,892,814
	Total Media	49,659,840
	Multi-Utilities – 1.9%
189,656	Dollar Tree Stores Inc., (2),(3)	18,261,976
	Oil, Gas & Consumable Fuels – 1.3%
434,338	Parsley Energy Inc., Class A, (2),(3)	12,382,976
	Pharmaceuticals – 0.9%
222,432	Medicines Company, (2),(3)	8,699,316
	Professional Services – 2.0%
147,750	Equifax Inc., (2)	19,570,965
	Real Estate Investment Trust – 2.0%
124,064	Crown Castle International Corporation	12,037,930
146,933	CyrusOne Inc.	8,054,867
	Total Real Estate Investment Trust	20,092,797
	Road & Rail – 1.0%
121,334	J.B. Hunt Transports Serives Inc.	10,086,495
110      NUVEEN

Shares	Description (1)	Value
	Software – 7.8%
233,154	Activision Blizzard Inc.	$ 9,363,465
110,239	Citrix Systems, (3)	9,825,602
105,078	Cyberark Software Limited, (3)	5,925,348
237,241	Electronic Arts Inc., (2),(3)	18,106,233
90,017	Intuit, Inc.	9,990,987
182,286	Red Hat, Inc., (3)	13,724,313
134,530	ServiceNow Inc., (3)	10,078,988
	Total Software	77,014,936
	Specialty Retail – 7.1%
175,816	Foot Locker, Inc., (2)	10,482,150
441,965	Michaels Cos Inc., (3)	11,650,197
52,322	O'Reilly Automotive Inc., (2),(3)	15,206,343
284,396	Ross Stores, Inc.	17,584,205
55,025	Ulta Salon, Cosmetics & Fragrance, Inc., (2),(3)	14,373,080
	Total Specialty Retail	69,295,975
	Thrifts & Mortgage Finance – 0.9%
548,287	BofI Holdings, Inc., (2),(3)	9,222,187
	Wireless Telecommunication Services – 1.2%
99,600	SBA Communications Corporation, (2),(3)	11,454,000
	Total Long-Term Investments (cost $799,568,384)	975,355,115

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 29.1%
	MONEY MARKET FUNDS – 29.1%
286,597,984	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 286,597,984
	Total Investments Purchased with Collateral from Securities Lending (cost $286,597,984)	286,597,984

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MONEY MARKET FUNDS – 1.3%
12,267,231	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 12,267,231
	Total Short-Term Investments (cost $12,267,231)		12,267,231
	Total Investments (cost $1,098,433,599) – 129.6%		1,274,220,330
	Other Assets Less Liabilities – (29.6)%		(290,881,192)
	Net Assets – 100%		$ 983,339,138
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      111

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 975,355,115	$ —	$ —	$ 975,355,115
Investments Purchased with Collateral from Securities Lending	286,597,984	—	—	286,597,984
Short-Term Investments:
Money Market Funds	12,267,231	—	—	12,267,231
Total	$1,274,220,330	$ —	$ —	$1,274,220,330
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $1,105,587,279.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$182,439,732
Depreciation	(13,806,681)
Net unrealized appreciation (depreciation) of investments	$168,633,051

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $280,759,269.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
112      NUVEEN

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	COMMON STOCKS – 98.2%
	Automobiles – 0.9%
11,061	Thor Industries, Inc., (2)	$ 846,609
	Banks – 3.7%
29,987	Bank of the Ozarks, Inc., (2)	1,079,232
40,616	Cathay General Bancorp, (2)	1,217,668
35,949	Western Alliance Bancorporation, (3)	1,223,344
	Total Banks	3,520,244
	Biotechnology – 7.3%
20,882	Alder Biopharmaceuticals Inc., (2),(3)	670,312
8,587	Bluebird Bio Inc., (3)	491,005
34,664	Cepheid, Inc., (2),(3)	1,224,679
14,487	Five Prime Therapeutics Inc., (2),(3)	734,346
9,874	Kite Pharma Inc., (2),(3)	559,165
10,358	Neurocrine Biosciences Inc., (2),(3)	520,282
11,931	Prothena Corporation PLC, (2),(3)	656,802
17,425	Radius Health Inc., (2),(3)	821,066
4,539	Tesaro Inc., (3)	423,216
13,081	Ultragenyx Pharmaceutical Inc., (2),(3)	827,766
	Total Biotechnology	6,928,639
	Building Products – 1.6%
62,701	Continental Building Products Inc., (3)	1,470,338
	Capital Markets – 2.0%
36,533	Evercore Partners Inc., Class A, (2)	1,851,127
	Chemicals – 1.3%
36,008	PolyOne Corporation, (2)	1,262,801
	Commercial Services & Supplies – 2.8%
23,163	HNI Corporation	1,207,487
80,872	Interface, Inc.	1,444,374
	Total Commercial Services & Supplies	2,651,861
	Communications Equipment – 2.6%
43,720	Lumentum Holdings Inc., (3)	1,322,530
24,285	Plantronics Inc.	1,171,508
	Total Communications Equipment	2,494,038
NUVEEN      113

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 1.1%
41,634	MasTec Inc., (2),(3)	$1,017,951
	Containers & Packaging – 0.9%
20,597	Berry Plastics Corporation, (3)	844,477
	Distributors – 1.0%
9,222	Pool Corporation	943,226
	Diversified Telecommunication Services – 1.3%
28,767	Cogent Communications Group, Inc., (2)	1,229,214
	Electrical Equipment – 1.5%
36,713	Generac Holdings Inc., (2),(3)	1,387,384
	Electronic Equipment, Instruments & Components – 9.2%
44,087	Integrated Device Technology, Inc., (3)	969,473
64,620	Maxlinear Inc., Class A, (2),(3)	1,409,362
22,062	Mellanox Technologies, Limited, (2),(3)	974,699
29,239	MKS Instruments Inc., (2)	1,335,638
33,081	National Instruments Corporation	948,763
36,376	Orbotech, Limited, (3)	1,037,808
44,586	Semtech Corporation, (3)	1,133,376
44,799	Teradyne Inc.	884,780
	Total Electronic Equipment, Instruments & Components	8,693,899
	Food Products – 2.8%
37,966	Snyders Lance Inc.	1,300,715
12,924	Treehouse Foods Inc., (2),(3)	1,333,628
	Total Food Products	2,634,343
	Health Care Equipment & Supplies – 9.8%
93,678	AtriCure, Inc., (2),(3)	1,422,969
100,935	Endologix, Inc., (2),(3)	1,424,193
27,182	Glaukos Corporation, (3)	950,283
26,980	Insulet Corporation, (3)	954,822
61,812	K2M Group Holdings Inc., (2),(3)	1,035,969
46,284	Merit Medical Systems, Inc., (3)	1,084,897
14,459	Nevro Corporation, (2),(3)	1,195,759
53,037	Nxstage Medical, Inc., (3)	1,172,648
	Total Health Care Equipment & Supplies	9,241,540
	Health Care Providers & Services – 3.4%
20,231	Amedisys, Inc., (2),(3)	1,083,370
30,872	Diplomat Pharmacy, Inc., (2),(3)	1,109,231
58,439	Teladoc, Inc., (2),(3)	1,019,176
	Total Health Care Providers & Services	3,211,777
114      NUVEEN

Shares	Description (1)	Value
	Health Care Technology – 1.4%
67,225	HMS Holdings Corporation, (2),(3)	$1,336,433
	Hotels, Restaurants & Leisure – 5.4%
32,568	BJ's Restaurants, Inc., (3)	1,264,941
8,419	Buffalo Wild Wings, Inc., (2),(3)	1,414,055
16,093	Jack in the Box Inc., Term Loan	1,422,461
37,268	Sonic Corporation	1,002,882
	Total Hotels, Restaurants & Leisure	5,104,339
	Internet Software & Services – 5.8%
25,573	Cornerstone OnDemand Inc., (3)	1,104,498
38,600	Envestnet Inc., (2),(3)	1,473,362
16,747	LogMeIn Inc., (2),(3)	1,438,735
23,758	SPS Commerce Inc., (3)	1,504,356
	Total Internet Software & Services	5,520,951
	IT Services – 1.4%
57,765	Perficient, Inc., (3)	1,283,538
	Leisure Equipment & Products – 1.2%
23,181	Brunswick Corporation, (2)	1,150,241
	Life Sciences Tools & Services – 1.0%
47,483	Accelerate Diagnostics Inc., (2),(3)	933,041
	Machinery – 4.3%
21,558	CLARCOR, Inc.	1,342,201
30,016	ESCO Technologies Inc.	1,271,178
82,965	NN, Incorporated, (2)	1,399,619
	Total Machinery	4,012,998
	Oil, Gas & Consumable Fuels – 2.0%
27,043	Parsley Energy Inc., Class A, (2),(3)	770,996
30,762	RSP Permian Inc., (2),(3)	1,105,894
	Total Oil, Gas & Consumable Fuels	1,876,890
	Pharmaceuticals – 0.5%
12,679	Intra-Cellular Therapies Inc., (2),(3)	517,303
	Professional Services – 2.3%
27,274	FTI Consulting Inc., (3)	1,168,418
42,968	Korn Ferry International, (2)	988,694
	Total Professional Services	2,157,112
	Real Estate Investment Trust – 5.0%
12,498	Life Storage, Inc.	1,279,420
11,026	PS Business Parks Inc., (2)	1,222,673
51,617	Ramco-Gershenson Properties Trust	1,024,082
NUVEEN      115

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
51,729	Retail Opportunity Investments Corporation	$ 1,180,973
	Total Real Estate Investment Trust	4,707,148
	Software – 9.5%
72,814	Barracuda Networks Inc., (3)	1,607,733
29,041	Broadsoft Inc., (3)	1,301,908
28,534	CommVault Systems, Inc., (3)	1,476,349
18,037	Cyberark Software Limited, (2),(3)	1,017,107
13,956	Proofpoint, Incorporated, (2),(3)	1,058,842
55,402	RealPage Inc., (2),(3)	1,393,360
30,301	Synchronoss Technologies, Inc., (3)	1,131,439
591,081	VideoPropulsion Inc., (3),(4)	—
	Total Software	8,986,738
	Specialty Retail – 2.2%
72,799	Express Inc., (2),(3)	1,089,073
57,657	Tile Shop Holdings Inc., (2),(3)	983,052
	Total Specialty Retail	2,072,125
	Textiles, Apparel & Luxury Goods – 3.0%
23,079	Deckers Outdoor Corporation, (2),(3)	1,523,445
36,347	Steven Madden Limited, (2),(3)	1,272,872
	Total Textiles, Apparel & Luxury Goods	2,796,317
	Total Long-Term Investments (cost $78,465,433)	92,684,642

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 42.3%
	MONEY MARKET FUNDS – 42.3%
39,977,972	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (5),(6)	$ 39,977,972
	Total Investments Purchased with Collateral from Securities Lending (cost $39,977,972)	39,977,972

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MONEY MARKET FUNDS – 1.9%
1,822,377	First American Treasury Obligations Fund, Class Z, (5)	0.215%	$ 1,822,377
	Total Short-Term Investments (cost $1,822,377)		1,822,377
	Total Investments (cost $120,265,782) – 142.4%		134,484,991
	Other Assets Less Liabilities – (42.4)%		(40,047,101)
	Net Assets – 100%		$ 94,437,890
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
116      NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 92,684,642	$ —	$ —	$ 92,684,642
Investments Purchased with Collateral from Securities Lending	39,977,972	—	—	39,977,972
Short-Term Investments:
Money Market Funds	1,822,377	—	—	1,822,377
Total	$134,484,991	$ —	$ —	$134,484,991
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $120,584,489.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$15,742,332
Depreciation	(1,841,830)
Net unrealized appreciation (depreciation) of investments	$13,900,502

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $39,241,173.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
NUVEEN      117

Nuveen Large Cap Select Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 1.5%
2,752	Lockheed Martin Corporation	$ 695,513
	Air Freight & Logistics – 1.6%
6,834	United Parcel Service, Inc., Class B, (2)	738,755
	Airlines – 1.3%
16,332	Delta Air Lines, Inc., (2)	632,865
	Banks – 6.3%
93,820	Bank of America Corporation	1,359,452
14,486	CIT Group Inc.	500,636
17,169	JPMorgan Chase & Co.	1,098,301
	Total Banks	2,958,389
	Biotechnology – 3.3%
3,911	Alexion Pharmaceuticals Inc., (3)	502,955
1,797	Biogen Inc, (3)	521,004
5,270	Vertex Pharmaceuticals Inc., (3)	511,190
	Total Biotechnology	1,535,149
	Building Products – 1.4%
18,239	Masco Corporation	665,359
	Capital Markets – 2.9%
7,346	Ameriprise Financial, Inc., (2)	704,041
25,326	E*Trade Group Inc, (3)	635,176
	Total Capital Markets	1,339,217
	Chemicals – 2.7%
7,081	PPG Industries, Inc.	741,451
1,705	Sherwin-Williams Company	511,040
	Total Chemicals	1,252,491
	Communications Equipment – 1.9%
29,709	Cisco Systems, Inc.	907,016
	Construction & Engineering – 1.1%
15,477	Chicago Bridge & Iron Company N.V.	523,277
	Consumer Finance – 2.0%
16,847	Discover Financial Services	957,583
118      NUVEEN

Shares	Description (1)	Value
	Containers & Packaging – 1.1%
12,008	WestRock Company	$ 515,263
	Diversified Financial Services – 1.6%
10,679	NASDAQ Stock Market, Inc.	755,646
	Electric Utilities – 1.3%
4,762	NextEra Energy Inc., (2)	610,917
	Electrical Equipment – 2.3%
8,735	Eaton PLC	553,886
4,666	Hubbell Inc	503,135
	Total Electrical Equipment	1,057,021
	Electronic Equipment, Instruments & Components – 3.4%
6,118	Lam Research Corporation, (2)	549,213
12,597	Maxim Integrated Products, Inc.	513,706
10,826	Xilinx, Inc.	552,992
	Total Electronic Equipment, Instruments & Components	1,615,911
	Health Care Equipment & Supplies – 3.1%
27,943	Boston Scientific Corporation, (3)	678,456
8,823	Medtronic, PLC	773,159
	Total Health Care Equipment & Supplies	1,451,615
	Health Care Providers & Services – 3.1%
6,674	Aetna Inc.	768,911
5,257	CIGNA Corporation	677,943
	Total Health Care Providers & Services	1,446,854
	Hotels, Restaurants & Leisure – 2.7%
27,180	Hilton Worldwide Holdings Inc, (2)	630,304
11,657	Six Flags Entertainment Corporation	657,338
	Total Hotels, Restaurants & Leisure	1,287,642
	Household Durables – 1.4%
3,089	Mohawk Industries Inc., (3)	645,416
	Insurance – 1.2%
13,854	Hartford Financial Services Group, Inc.	552,082
	Internet & Catalog Retail – 3.4%
983	Amazon.com, Inc., (3)	745,910
627	priceline.com Incorporated, (2),(3)	846,958
	Total Internet & Catalog Retail	1,592,868
	Internet Software & Services – 3.9%
1,704	Alphabet Inc., Class A, (3)	1,348,444
3,846	Facebook Inc., Class A, (3)	476,673
	Total Internet Software & Services	1,825,117
NUVEEN      119

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services – 4.3%
2,158	Alliance Data Systems Corporation, (2),(3)	$ 499,836
8,527	MasterCard, Inc.	812,111
23,573	Sabre Corporation	687,153
	Total IT Services	1,999,100
	Machinery – 2.5%
7,282	Ingersoll Rand Company Limited, Class A	482,505
5,481	Stanley Black & Decker Inc.	667,038
	Total Machinery	1,149,543
	Media – 1.8%
12,731	Comcast Corporation, Class A	856,160
	Multi-Utilities – 1.2%
7,273	Target Corporation, (2)	547,875
	Oil, Gas & Consumable Fuels – 7.3%
9,534	Anadarko Petroleum Corporation	519,889
3,744	Concho Resources Inc, (3)	465,005
11,539	Newfield Exploration Company, (2),(3)	499,639
5,003	Occidental Petroleum Corporation	373,874
15,977	Parsley Energy Inc., Class A, (2),(3)	455,504
3,526	Pioneer Natural Resources Company, (2)	573,222
21,404	Williams Companies, Inc	513,054
	Total Oil, Gas & Consumable Fuels	3,400,187
	Pharmaceuticals – 5.7%
9,993	AbbVie Inc.	661,836
10,913	Medicines Company, (2),(3)	426,808
27,437	Pfizer Inc., (2)	1,012,151
10,810	Teva Pharmaceutical Industries Limited, Sponsored ADR	578,335
	Total Pharmaceuticals	2,679,130
	Road & Rail – 1.3%
21,333	CSX Corporation	604,364
	Semiconductors & Semiconductor Equipment – 1.1%
6,358	NXP Semiconductors NV, (3)	534,644
	Software – 11.3%
14,164	Activision Blizzard Inc.	568,826
5,092	Adobe Systems Incorporated, (3)	498,303
6,811	Citrix Systems, (3)	607,064
7,927	Electronic Arts Inc., (2),(3)	604,989
43,123	Microsoft Corporation	2,444,212
7,082	Salesforce.com, Inc., (2),(3)	579,308
	Total Software	5,302,702
120      NUVEEN

Shares	Description (1)	Value
	Specialty Retail – 2.6%
15,202	Best Buy Co., Inc., (2)	$ 510,787
8,575	Lowe's Companies, Inc.	705,551
	Total Specialty Retail	1,216,338
	Technology Hardware, Storage & Peripherals – 6.0%
21,653	Apple, Inc.	2,256,459
25,433	Hewlett Packard Enterprise Co	534,602
	Total Technology Hardware, Storage & Peripherals	2,791,061
	Total Long-Term Investments (cost $43,742,787)	46,643,070

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.4%
	MONEY MARKET FUNDS – 18.4%
8,620,862	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 8,620,862
	Total Investments Purchased with Collateral from Securities Lending (cost $8,620,862)	8,620,862

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUNDS – 0.7%
322,417	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 322,417
	Total Short-Term Investments (cost $322,417)		322,417
	Total Investments (cost $52,686,066) – 118.7%		55,586,349
	Other Assets Less Liabilities – (18.7)%		(8,744,912)
	Net Assets – 100%		$46,841,437
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      121

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$46,643,070	$ —	$ —	$46,643,070
Investments Purchased with Collateral from Securities Lending	8,620,862	—	—	8,620,862
Short-Term Investments:
Money Market Funds	322,417	—	—	322,417
Total	$55,586,349	$ —	$ —	$55,586,349
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $52,690,806.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$3,546,522
Depreciation	(650,979)
Net unrealized appreciation (depreciation) of investments	$2,895,543

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $8,464,648.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
ADR	American Depositary Receipt
122      NUVEEN

Nuveen Small Cap Select Fund
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Auto Components – 0.8%
31,804	Cooper Tire & Rubber	$ 1,049,214
	Banks – 9.0%
33,722	Bank of the Ozarks, Inc.	1,213,655
32,499	Banner Corporation	1,356,508
63,775	Customers Bancorp Inc, (2),(3)	1,641,568
52,053	Glacier Bancorp, Inc	1,435,622
53,039	Renasant Corporation	1,708,917
99,960	Sterling Bancorp	1,688,324
45,511	Webster Financial Corporation, (3)	1,636,576
45,043	Western Alliance Bancorporation, (2)	1,532,813
	Total Banks	12,213,983
	Biotechnology – 4.0%
11,731	Alder Biopharmaceuticals Inc., (2),(3)	376,565
6,468	Bluebird Bio Inc., (2)	369,840
23,470	Cepheid, Inc., (2),(3)	829,195
45,145	Emergent BioSolutions, Inc, (2),(3)	1,507,392
7,351	Kite Pharma Inc., (2),(3)	416,287
9,133	Prothena Corporation PLC, (2),(3)	502,772
14,031	Radius Health Inc., (2),(3)	661,141
2,918	Tesaro Inc., (2)	272,074
6,444	Ultragenyx Pharmaceutical Inc., (2),(3)	407,776
	Total Biotechnology	5,343,042
	Building Products – 1.3%
75,852	Continental Building Products Inc., (2)	1,778,729
	Capital Markets – 1.2%
30,762	Evercore Partners Inc., Class A, (3)	1,558,711
	Chemicals – 2.2%
52,897	Kraton Performance Polymers Inc, (2)	1,582,149
40,765	PolyOne Corporation, (3)	1,429,629
	Total Chemicals	3,011,778
	Commercial Services & Supplies – 2.5%
27,945	HNI Corporation	1,456,773
108,886	Interface, Inc.	1,944,704
	Total Commercial Services & Supplies	3,401,477
NUVEEN      123

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 2.5%
26,803	Netgear, Inc, (2)	$1,378,478
41,067	Plantronics Inc.	1,981,072
	Total Communications Equipment	3,359,550
	Construction & Engineering – 1.2%
66,846	MasTec Inc., (2),(3)	1,634,385
	Containers & Packaging – 1.1%
36,167	Berry Plastics Corporation, (2)	1,482,847
	Diversified Consumer Services – 0.7%
16,242	Capella Education Company, (3)	972,409
	Electric Utilities – 1.4%
53,354	PNM Resources Inc	1,833,243
	Electrical Equipment – 2.5%
49,171	Generac Holdings Inc., (2),(3)	1,858,172
25,240	Regal-Beloit Corporation	1,539,892
	Total Electrical Equipment	3,398,064
	Electronic Equipment, Instruments & Components – 6.1%
158,555	Cypress Semiconductor Corporation, (3)	1,845,580
52,979	Integrated Device Technology, Inc., (2)	1,165,008
44,500	Microsemi Corporation, (2),(3)	1,735,500
36,868	MKS Instruments Inc., (3)	1,684,131
133,530	Vishay Intertechnology Inc, (3)	1,779,955
	Total Electronic Equipment, Instruments & Components	8,210,174
	Energy Equipment & Services – 0.8%
67,161	Matrix Service Company, (2)	1,112,858
	Food Products – 2.5%
57,676	Snyders Lance Inc.	1,975,980
13,022	Treehouse Foods Inc., (2),(3)	1,343,740
	Total Food Products	3,319,720
	Gas Utilities – 1.1%
21,874	Spire, Inc, (3)	1,518,056
	Health Care Equipment & Supplies – 4.3%
91,087	AtriCure, Inc., (2)	1,383,611
62,085	Endologix, Inc., (2),(3)	876,019
11,047	Integra Lifesciences Holdings Corporation, (2),(3)	930,931
70,389	K2M Group Holdings Inc., (2),(3)	1,179,720
66,736	Nxstage Medical, Inc., (2)	1,475,533
	Total Health Care Equipment & Supplies	5,845,814
124      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 4.4%
69,458	Civitas Solutions Inc, (2),(3)	$1,488,485
39,648	HealthSouth Corporation, (3)	1,706,846
65,561	Surgery Partners Inc, (2),(3)	1,188,621
86,382	Teladoc, Inc., (2),(3)	1,506,502
	Total Health Care Providers & Services	5,890,454
	Hotels, Restaurants & Leisure – 3.9%
35,000	BJ's Restaurants, Inc., (2)	1,359,400
9,409	Buffalo Wild Wings, Inc., (2),(3)	1,580,336
18,452	Jack in the Box Inc., Term Loan, (3)	1,630,972
29,900	Marcus Corporation	662,285
	Total Hotels, Restaurants & Leisure	5,232,993
	Household Durables – 0.5%
20,184	Ethan Allen Interiors Inc	700,990
	Insurance – 4.6%
100,979	American Equity Investment Life Holding Company, (3)	1,608,596
23,113	Amerisafe, Inc	1,352,804
94,414	CNO Financial Group Inc, (3)	1,639,971
48,974	Horace Mann Educators Corporation	1,673,931
	Total Insurance	6,275,302
	Internet Software & Services – 3.4%
38,676	Cornerstone OnDemand Inc., (2),(3)	1,670,416
48,450	Q2 Holdings Inc, (2),(3)	1,437,996
23,150	SPS Commerce Inc., (2)	1,465,858
	Total Internet Software & Services	4,574,270
	IT Services – 1.4%
77,622	NeuStar, Inc, (2),(3)	1,955,298
	Leisure Equipment & Products – 1.6%
43,597	Brunswick Corporation, (3)	2,163,283
	Life Sciences Tools & Services – 0.8%
19,645	Cambrex Corporation, (2)	1,029,594
	Machinery – 3.9%
29,279	CLARCOR, Inc., (3)	1,822,910
43,391	ESCO Technologies Inc., (3)	1,837,609
96,372	NN, Incorporated, (3)	1,625,796
	Total Machinery	5,286,315
	Oil, Gas & Consumable Fuels – 2.2%
146,528	Callon Petroleum Company Del, (2),(3)	1,668,954
40,837	Carrizo Oil & Gas, Inc, (2),(3)	1,339,453
	Total Oil, Gas & Consumable Fuels	3,008,407
NUVEEN      125

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 0.4%
13,347	Intra-Cellular Therapies Inc., (2),(3)	$ 544,558
	Professional Services – 2.1%
38,400	FTI Consulting Inc., (2),(3)	1,645,056
53,853	Korn Ferry International, (3)	1,239,158
	Total Professional Services	2,884,214
	Real Estate Investment Trust – 8.7%
80,441	Brandywine Realty Trust	1,357,040
17,734	Entertainment Properties Trust	1,490,011
47,140	Kite Realty Group Trust	1,433,527
36,293	LaSalle Hotel Properties, (3)	999,872
9,392	Life Storage, Inc.	961,459
212,544	MFA Mortgage Investments, Inc., (3)	1,598,331
107,455	Monogram Residential Trust, Inc	1,150,843
75,126	STAG Industrial Inc	1,906,698
55,696	Summit Hotel Properties Inc	789,769
	Total Real Estate Investment Trust	11,687,550
	Software – 6.6%
30,305	Broadsoft Inc., (2),(3)	1,358,573
48,518	CommVault Systems, Inc., (2),(3)	2,510,321
25,974	Fleetmatics Group Limited, (2),(3)	1,115,843
21,248	Proofpoint, Incorporated, (2),(3)	1,612,086
61,591	Synchronoss Technologies, Inc., (2)	2,299,808
	Total Software	8,896,631
	Specialty Retail – 3.3%
86,105	Express Inc., (2),(3)	1,288,131
44,471	Hibbett Sporting Goods, Inc, (2),(3)	1,552,927
104,427	Kirkland's, Inc, (2)	1,591,468
	Total Specialty Retail	4,432,526
	Textiles, Apparel & Luxury Goods – 2.7%
28,370	Deckers Outdoor Corporation, (2)	1,872,704
52,252	Steven Madden Limited, (2),(3)	1,829,865
	Total Textiles, Apparel & Luxury Goods	3,702,569
	Thrifts & Mortgage Finance – 1.2%
93,520	Everbank Financial Corporation	1,679,619
	Water Utilities – 1.4%
54,874	California Water Service Group	1,850,900
	Total Long-Term Investments (cost $109,086,467)	132,839,527

126      NUVEEN

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 31.5%
	MONEY MARKET FUNDS – 31.5%
42,497,936	Mount Vernon Securities Lending Prime Portfolio, 0.547%, (4),(5)	$ 42,497,936
	Total Investments Purchased with Collateral from Securities Lending (cost $42,497,936)	42,497,936

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MONEY MARKET FUNDS – 1.9%
2,573,357	First American Treasury Obligations Fund, Class Z, (4)	0.215%	$ 2,573,357
	Total Short-Term Investments (cost $2,573,357)		2,573,357
	Total Investments (cost $154,157,760) – 131.7%		177,910,820
	Other Assets Less Liabilities – (31.7)%		(42,844,376)
	Net Assets – 100%		$135,066,444
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$132,839,527	$ —	$ —	$132,839,527
Investments Purchased with Collateral from Securities Lending	42,497,936	—	—	42,497,936
Short-Term Investments:
Money Market Funds	2,573,357	—	—	2,573,357
Total	$177,910,820	$ —	$ —	$177,910,820
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $155,925,619.
NUVEEN      127

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	July 31, 2016 (Unaudited)
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:
Gross unrealized:
Appreciation	$24,903,884
Depreciation	(2,918,683)
Net unrealized appreciation (depreciation) of investments	$21,985,201

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $41,780,869.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
128      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2016